Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


RE:  Midland National Life Separate Account C
     File Number 33-64016

Commissioners:

Enclosed for filing is a copy, including exhibits, excluding financials, of Post-Effective Amendment Number 6 to the above referenced Form
N-4 Registration Statement.

This amendment is being filed under 485(b) because of amendments made to Post-Effective Amendment Number 5. These amendments include Company and Separate Account C financials as well as Counsel and Independent Auditors consents.

If you have any comments or questions concerning the materials filed, herewith, please contact Frederick R. Bellamy of Sutherland, Asbill and Brennan LLP at 202-383-0126.

Sincerely,



Paul M. Phalen, CLU, FLMI
Assistant Vice President -
Product Implementation

VA2CVRA.TXT

                                                     Registration No. 33-64016
                                              							      811-7772
                    	      FORM N-4
                           --------
             		  SECURITIES AND EXCHANGE COMMISSION
	                    		Washington, D.C. 20549
                   								   ___
         	   REGISTRATION STATEMENT UNDER THE SECURITIES
                    			 ACT OF 1933        ___
                  									   ___
        		   Pre-Effective Amendment No. ___                         ___
								                  	   ___
        		   Post-Effective Amendment No. _6_                        _X_
			                           and
           	 REGISTRATION STATEMENT UNDER THE INVESTMENT
                     			COMPANY ACT OF 1940   ___
                   									   ___
         			 Amendment No. _6_                                 _X_
      	      MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
	            ________________________________________
	           	      (Exact Name of Registrant)

	            MIDLAND NATIONAL LIFE INSURANCE COMPANY
                 			  (Name of Depositor)
                 			   One Midland Plaza
                 			 Sioux Falls, SD 57193
    	     (Address of Depositor's Principal Executive Office)
		                     _________________________

    Jack L. Briggs, Vice President, Secretary and General Counsel
      	       Midland National Life Insurance Company
                   			  One Midland Plaza
                   			Sioux Falls, SD 57193
	             	(Name and Address of Agent for Service)

	      		       Copy to:
            			 Frederick R. Bellamy
         		     Sutherland, Asbill & Brennan LLP
         		     1275 Pennsylvania Avenue, N.W.
         		     Washington, D.C. 20004-2404

It is proposed that this filing will become effective (check appropriate box):
	___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 01, 1998 pursuant to paragraph (b) of Rule 485
	___  60 days after filing pursuant to paragraph (a) (1) of Rule 485
	___  on ___(date)___ pursuant to paragraph (a) (1) of Rule 485


    If appropriate, check the following line:
	___ this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

    Titles of Securities Being Registered: __Variable_Annuity_Contracts__

VA2CVR2.TXT

		       CROSS REFERENCE SHEET
		       Pursuant to Rule 495

		  Showing Location in Part A (Prospectus),
	   Part B (Statement of Additional Information) and Part C of Registration Statement Information Required by Form N-4

			PART A

 Item of Form N-4                                Prospectus Caption

  1.  Cover Page                                 Cover Page

  2.  Definitions                                Definitions

  3.  Synopsis                                   Summary

  4.  Condensed Financial Information            Financial Information

  5.  General
      (a) Depositor                             Midland National Life Insurance
						 Company; Our Parent;
      (b) Registrant                             Our Separate Account and It's
						 Investment Divisions
      (c) Portfolio Company                      The Funds
      (d) Fund Prospectus                        The Funds
      (e) Voting Rights                          Your Voting Rights as an Owner

  6.  Deductions and Expenses
      (a) General                                Charges, Fees, and Deductions
      (b) Sales Load %                           Sales Charges on Withdrawals
      (c) Special Purchase Plan                  Discount for Midland Employees
      (d) Commissions                            Sales Agreements
      (e) Fund Expenses                          Charges Against the Separate
						 Account
      (f) Operating Expenses                     Fee Table

  7.  Contracts
      (a) Persons with Rights                    Withdrawals; Death Benefit;
						 Your Voting Rights as an
						 Owner
      (b) (i) Allocation of Premium Payments     Allocation of Premiums
        	 (ii) Transfers                          Transfers of Contract Value
        	 (iii)Exchanges                          Not Applicable
      (c) Changes                                Our Right to Change How We
						 Operate Our Separate Account
      (d) Inquiries                              Face Page

  8.  Annuity Period                             Effecting An Annuity

  9.  Death Benefit                              Death Benefit

 10.  Purchase and Contract Value
      (a) Purchases                              Requirements for Issuance of
						 a Contract; Valuation of
						 Owner's Contract Value
      (b) Valuation                              Valuation of Owner's
						 Contract Value
      (c) Daily Calculation                     How We Determine the Unit Value
      (d) Underwriter                            Sales Agreements

 11.  Redemptions
      (a) By Contract Owners                     Withdrawals
	  By Annuitant                           Not Applicable
      (b) Texas ORP                              Withdrawals
      (c) Check Delay                            Withdrawals
      (d) Lapse                                  Not Applicable
      (e) Free Look                              Free Look

 12.  Taxes                                      Federal Tax Status

 13.  Legal Proceedings                          Legal Proceedings

 14.  Table of Contents for the Statement
      of Additional Information                  Statement of Additional
					 Information

			PART B

 Item of Form N-4                                 Statement of Additional
						  Information Caption

 15.     Cover Page                               Cover Page

 16.     Table of Contents                        Table of Contents

 17.     General Information and History          (Prospectus) Midland National
                                           						  Life Insurance Company;
                                           						  (Prospectus) Our Parent
 18.     Services
	 (a) Fees and Expenses of Registrant      (Prospectus) Fee Table;
                                   						  (Prospectus) Charges in
                                    						  the Funds
	 (b) Management Contracts                 Not Applicable
	 (c) Custodian                            Records and Reports;
						  Safekeeping of Account Assets
	     Independent Auditors                 Experts
	 (d) Assets of Registrant                 Not Applicable
	 (e) Affiliated Person                    Not Applicable
	 (f) Principal Underwriter                Not Applicable

 19.     Purchase of Securities Being Offered     (Prospectus) Detailed
	                                          					  Information About
                                          						  the Contract
       	 Offering Sales Load                      (Prospectus) Sales
						                                            Charges on Withdrawals

 20.     Underwriters                             Distribution of the Contract

 21.     Calculation of Performance Data          Calculation of Yields and
	                                          					  Total Returns

 22.     Annuity Payments                         Annuity Payments

 23.     Financial Statements                     Financial Statements

			PART C - OTHER INFORMATION


Item of Form N-4                                  Part C  Caption

24. Financial Statements and Exhibits             Financial Statements and
	                                           				  Exhibits
	 (a) Financial Statements                        Financial Statements
	 (b) Exhibits                                    Exhibits

25. Directors and Officers of the Depositor    Management of Midland

26. Persons Controlled By or Under Common      Persons Controlled By
				                                      		   or
  	 Control with the Depositor or Registrant   Under Command Control
	                                       					  with
                                       						  the Depositor

27.  Number of Contract Owners                 Number of Contract Owners

28.  Indemnification                           Indemnification

29.  Principal Underwriters                    Relationship of Principal
					Underwriter to Other
					Investment Companies;
					Principal Underwriters;
				 Compensation of North American
			  Management

30.  Location of Accounts and Records          Location of Accounts and
					Records

31.  Management Services                       Management Services

32.  Undertakings                              Undertakings

   	 Signature Page                            Signatures

VA2REF.TXT

Flexible Premium Deferred Variable Annuity Contract
(Variable Annuity    II 2)
Issued By:

Midland National Life Insurance Company Through Midland National
Life Separate Account C

One Midland Plaza  Sioux Falls, SD 57193  (605) 335-5700

The Individual Flexible Premium Deferred Variable Annuity Contracts described in this Prospectus provide for accumulation of the Contract
Value and payment of annuity payments on a fixed or variable basis. Variable payment options are not available in certain states. The Contracts are designed to aid individuals in long term planning for retirement or other long term purposes.

The Contracts are available for retirement plans which do not qualify for the special federal tax advantages available under the Internal Revenue Code (Non-Qualified Plans) and for retirement plans which do qualify for the federal tax advantages available under the Internal Revenue Code (Qualified Plans).

This Prospectus generally describes only the variable portion of the Contract, except where the General Account is specifically mentioned.

The Variable Annuity    II2    pays a Death Benefit when the Annuitant dies
before the Maturity Date if the Contract is still In Force. The Death Benefit is equal to the greater of the Contract Value, premiums paid less withdrawals, or the Guaranteed Minimum Death Benefit.

You may withdraw part of the Contract Value, or completely surrender Your Contract for its Cash Surrender Value prior to the Maturity Date. You may incur a deferred sales charge, taxes and/or a tax penalty if You surrender Your Contract or make a partial withdrawal.

You may allocate amounts in Your Contract Fund to either Our General Account, which pays interest at a declared rate, or up to ten of the investment divisions of Our Separate Account C. In certain states, allocations to and transfers to and from the General Account are not permitted.

We invest each of the Investment Divisions of Our Separate Account in shares of a corresponding portfolio of Fidelity's Variable Insurance Products Fund (VIP), Fidelity's Variable Insurance Products Fund II (VIP
II), Fidelity's Variable Insurance Products Fund III (VIP III), or the American Century Variable Portfolios, Inc. (collectively called the "Funds"), mutual funds with a choice of portfolios.

The Prospectuses for the Funds, which accompany this Prospectus,
describe the inve   s    tment objectives, policies and risks of the Funds'
portfolios associated with the     followingeighteen     divisions of our
Separate Account:

VIP Money Market Portfolio
VIP High Income Portfolio
VIP Equity-Income Portfolio
VIP Growth Portfolio
VIP Overseas Portfolio
VIP II Asset Manager Portfolio
VIP II Investment Grade Bond Portfolio
VIP II Contrafund Portfolio
VIP II Asset Manager: Growth Portfolio
VIP II Index 500 Portfolio
VIP III Growth & Income Portfolio
VIP III Balanced Portfolio
VIP III Growth Opportunities Portfolio
American Century VP Capital Appreciation Portfolio
American Century VP Value Portfolio
American Century VP Balanced Portfolio
American Century VP International Portfolio
   American Century VP Income & Growth Portfolio

You bear the investment risk of this Contract for all amounts allocated to Separate Account C. To the extent that Your Contract Value is in Separate Account C, Your Contract Value will vary with the investment performance of the corresponding portfolios of the Funds; there is no minimum guaranteed fund value for amounts allocated to the Investment Divisions of Our Separate Account. An investment in the portfolios, including the VIP Money Market Portfolio, is neither insured nor guaranteed by the U.S. Government, and there is no assurance that the VIP Money Market Portfolio will be able to maintain a stable net asset value.

After the first premium, You may decide how much Your premium payments will be and how often You wish to make them, within limits.
You have a limited right to examine this Contract and return it to Us for a refund.

This Prospectus sets forth the information that a prospective investor should know before investing. A Statement of Additional Information about the Contract and Separate Account C is available free by writing Midland at the address above or by checking the appropriate box on the application form. The Statement of Additional Information, which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The table of contents of the Statement of Additional Information is included at the end of this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION NOR HAS THE COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

PLEASE READ THIS PROSPECTUS FOR DETAILS ON THE
CONTRACT BEING OFFERED TO YOU, AND KEEP IT FOR
FUTURE REFERENCE. THIS PROSPECTUS IS VALID ONLY WHEN
ACCOMPANIED BY CURRENT PROSPECTUSES FOR FIDELITY'S
VARIABLE INSURANCE PRODUCTS FUND, FIDELITY'S
VARIABLE INSURANCE PRODUCTS FUND II, FIDELITY'S
VARIABLE INSURANCE PRODUCTS FUND III, AND AMERICAN
CENTURY VARIABLE PORTFOLIOS, INC.

The date of this prospectus is May 1, 1998.

The Contracts Are Not A Deposit Of, Or Guaranteed Or Endorsed By,
Any Bank Or Depository Institution, And The Contract Is Not Federally Insured By The Federal Deposit Insurance Corporation, The Federal Reserve Board, Or Any Other Agency. The Contracts involve investment risk, including possible loss of principal.


Table of Contents

Definitions
FEE TABLE
PORTFOLIO ANNUAL EXPENSES (1)
EXAMPLES
SUMMARY
CONDENSED FINANCIAL INFORMATION
GENERAL INFORMATION ABOUT MIDLAND, SEPARATE
ACCOUNT C AND THE FUNDS
The Company That Issues Variable Annuity 2
Midland National Life Insurance Company
Our Parent
Separate Account Investment Choices
Our Separate Account And Its Investment Divisions
The Funds
Investment Policies Of The Funds' Portfolios
We Own The Assets Of Our Separate Account
Our Right To Change How We Operate Our Separate Account
DETAILED INFORMATION ABOUT THE CONTRACT
Requirements for Issuance of a Contract
Free Look
Allocation of Premiums
Transfers of Contract Value
Dollar Cost Averaging
Portfolio Rebalancing
Systematic Withdrawals
Withdrawals
Loans
Death Benefit
Your Contract Value
Amounts In Our Separate Account
How We Determine The Accumulation Unit Value
CHARGES, FEES AND DEDUCTIONS
Sales Charges on Withdrawals
Free Withdrawal Option
Charges Against The Separate Account
Administrative Charge
Contract Maintenance Charge
Transfer Charge
Charges In The Funds
Changing Your Premium Allocation Percentages
The General Account
Amounts In The General Account
Adding Interest To Your Amounts In The General Account
Transfers
Additional Information About Variable Annuities
Contract Periods, Anniversaries
Inquiries
FEDERAL TAX STATUS

Introduction
Diversification
Taxation of Annuities in General
Our Income Taxes
Withholding

MATURITY DATE

EFFECTING AN ANNUITY
Fixed Options
Variable Options
Transfers after the Maturity Date

ADDITIONAL INFORMATION
Your Voting Rights As an Owner
Fund Voting Rights
How We Determine Your Voting Shares
Voting Privileges Of Participants In Other Companies
Our Reports to Owners
Performance
Your Beneficiary
Assigning Your Contract
When We Pay Proceeds From This Contract
Dividends
Midland's Sales And Other Agreements
Sales Agreements
Regulation
Year 2000 Compliance Issues
Discount for Midland Employees
Legal Matters
Legal Proceedings
Experts
Statement of Additional Information


Definitions
Accumulation Unit means the units credited to each Investment Division in the Separate Account before the Maturity Date.

Annuitant means the person, designated by the Owner, upon whose life annuity payments are intended to be based on the Maturity Date.

Annuity Unit means the units in the Separate Account after the Maturity Date which are used to determine the amount of the annuity payment.

Attained Age means the Issue Age plus the number of complete Contract Years since the Contract Date.

Beneficiary means the person or persons to whom the Death Benefit is paid if the Annuitant dies before the Maturity Date.

Business Day means any day We are open     AND and the New York Stock
Exchange is open for trading. The holidays which We are closed but the New York Stock Exchange is open are the day after Thanksgiving and Christmas Eve Day. These days along with the days the New York Stock Exchange is not open for trading will not be counted as Business Days.The holidays We observe are New Year's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and the day after, and Christmas Day and the day after.

Cash Surrender Value means the Contract Value on the date of surrender, less the Contract Maintenance Charge and any Contingent Deferred Sales Charge.

Contract means a contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Maturity Date.

Contract Anniversary - The same month and day of the Contract Date in each year following the Contract Date.

Contract Date means the date from which Contract Anniversaries and Contract Years are determined.

Contract Value means the total amount of monies in Our Separate Account C attributable to Your Contract and the monies in Our General Account for Your Contract.

Contract Year means a year that starts on the Contract Date or on each anniversary thereafter.

Death Benefit means the amount payable under Your Contract if the Annuitant dies before the Maturity Date.

Funds mean the Investment Companies more commonly referred to as mutual funds available for investment by Separate Account C on the Contract Date or as later changed by Us. The Funds available as of the date of the prospectus are the Fidelity Variable Insurance Products Fund
(VIP), the Fidelity Variable Insurance Products Fund II (VIP II), the Fidelity Variable Insurance Products Fund III (VIP III), and American Century Variable Portfolios, Inc. (American Century VP).

Home Office means where You write to Us to pay premiums, request transfers, or other action regarding Your Contract. The address is:

Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193

In Force means the Contract has not been terminated.
Investment Division means a division of Separate Account C which invests exclusively in the shares of a specified Portfolio of the Funds. Issue Age means the age of the Annuitant on his/her birthday which is nearest to the Contract Date.

Maturity Date means the date, specified in the Contract, when annuity payments are to begin.

Owner means the person who purchases an Individual Variable Annuity Contract and makes the premium payments. The Owner will usually be an Annuitant, but need not be. The Owner has all rights in the Contract before the Maturity Date, including the right to make withdrawals or surrender the Contract, to designate and change the Beneficiaries who will receive the proceeds at the death of the Annuitant before the Maturity Date, to transfer funds among the Investment Divisions, and to designate a mode of settlement for the Annuitant on the Maturity Date.

Payee means the person who is entitled to receive annuity payments after an annuity is effected. On or after the Maturity Date, the Annuitant will be the Payee. Before the Maturity Date, You will be the Payee.

Separate Account means Our Separate Account C which receives and invests Your premiums under the Contract.


FEE TABLE

This information is intended to assist You in understanding the various costs and expenses that an Owner will bear directly or indirectly. It reflects expenses of the Separate Account as well as the Portfolios. See
CHARGES, FEES AND DEDUCTIONS on page 19 of the prospectus for additional information.

Contract Owner Transaction Expenses (All Investment Divisions)
Sales Load Imposed on Purchases (as a percentage of premium payments)
	None
  Transfer Fee          $0.00
  Deferred Sales Load (as a percentage of premiums withdrawn)
  Years 0-1 (1)         8.00%
  Years 1-2             8.00%
  Years 2-3             7.00%
  Years 3-4             7.00%
  Years 4-5             6.00%
  Years 5-6             5.00%
  Years 6-7             4.00%
  Years 7-8             2.00%
  Eighth Year           0.00%

      Annual      Contract Maintenance Charge (2)         $35.00

Annual Expenses - Separate Account (as a percentage of average Contract
Value)

Mortality and Expense Risk      1.25%
Administration Fees             0.15%
Total                           1.40%

(1) Length of time between premium payments and withdrawal.
(2) The Contract Maintenance Charge is    an annuala single     $35 charge
on a Contract. It is deducted proportionally from the Investment Divisions in use at the time of the charge. The Contract Maintenance Charge has been reflected in the Examples by a method intended to show the "average" impact of the Contract Maintenance Charge on an investment in the Separate Account. The Contract Maintenance Charge is deducted only when the accumulated value is less than $50,000. In the Example, the Contract Maintenance
Charge is approximated as a 0.13% annual asset charge based on the experience of the Contracts.

PORTFOLIO ANNUAL EXPENSES (1)
(as a percentage of Portfolio average net assets)
		                                   			   MANAGEMENT  OTHER     TOTAL ANNUAL
                                    					   FEES        EXPENSES  EXPENSES(2)

   VIP Money Market                         0.21%      0.10%      0.31%
VIP High Income                             0.59%      0.12%      0.71%
VIP Equity-Income (3)                       0.50%      0.08%      0.58%
VIP Growth (3)                              0.60%      0.09%      0.69%
VIP Overseas (3)                            0.75%      0.17%      0.92%
VIP II Investment Grade Bond                0.44%      0.14%      0.58%
VIP II Asset Manager (3)                    0.55%      0.10%      0.65%
VIP II Index 500 (4)                        0.24%      0.04%      0.28%
VIP II Contrafund (3)                       0.60%      0.11%      0.71%
VIP II Asset Manager: Growth (3)            0.60%      0.17%      0.77%
VIP III Balanced (3)                        0.45%      0.16%      0.61%
VIP III Growth Opportunities (3)            0.60%      0.14%      0.74%
VIP III Growth & Income (4)                 0.49%      0.21%      0.70%
American Century VP Capital Appreciation    1.00%      0.00%      1.00%
American Century VP Balanced                1.00%      0.00%      1.00%
American Century VP Value                   1.00%      0.00%      1.00%
American Century VP International           1.50%      0.00%      1.50%


   American Century VP Income & Growth (5)  1.00%      0.00%      1.00%

(1)The fund data was provided by Fidelity Management & Research
Company and American Century Investment Management, Inc. Midland has not independently verifiedthe accuracy of the Fund datae.

(2)
    With the exception of the American Century VP Income & Growth Portfolio as described in (5)the annual expenses shown are based on actual expenses for 1997.

(3) A portion of the brokerage commissions the fund paid was used to reduce its expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of on uninvested cash balances were used to reduce custodian and transfer agent expenses. Including these reductions, total operating expenses would have been as follows:

VIP Equity-Income               0.57%
VIP Growth                      0.67%
VIP Overseas                    0.90%
VIP II Asset Manager            0.64%
VIP II Contrafund               0.68%
VIP II Asset Manager: Growth    0.76%
VIP III Balanced                0.60%
VIP III Growth Opportunities    0.7   3 1%

(4) The fund's expenses were voluntarily reduced by the Fund's investment advisor. Absent reimbursement, the management fee, other expenses, and total expenses for the VIP II Index 500 would have been 0.27%, 0.13% and 0.40% respectively. 0.28%, 0.15% and 0.43% for VIP II Index 500, and0.50%, 195.78% and 196.29% for VIP III Growth & Income.

   (5) The American Century VP Income & Growth portfolio was established on 10/30/1997. The annual expenses shown in the table and reflected in the examples are estimated 1998 expenses as provided to Midland by American Century Investment Management, Inc.

			       EXAMPLES
If You surrender or annuitize Your Contract at the end of the applicable time period, You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:
	                                    				ONE      THREE   FIVE     TEN
                                    					YEAR     YEARS   YEARS   YEARS

VIP Money Market                          99      128     160     216
VIP High Income                          103      140     180     257
VIP Equity-Income (3)                    101      136     173     2443
VIP Growth (3)                           1032     139     1798    2553
VIP Overseas (3)                         105      146     1910    2797
VIP II Investment Grade Bond             101      136     173     244
VIP II Asset Manager (3)                 102      138     1776    2510
VIP II Index 500 (4)                      98      127     158     213
VIP II Contrafund (3)                    1032     14039   18078   2574
VIP III Asset Manager: Growth (3)        103      142     183     263
VIP III Balanced (3)                     102      137     1754    2476
VIP III Growth Opportunities (3)         103      141     1821    2610
VIP III Growth & Income                  103      140     179     256
American Century VP Capital Appreciation 106      149     195     287
American Century VP Balanced             106      149     195     287
American Century VP Value                106      149     195     287
American Century VP International        111      164     219     335
   American Century VP Income & Growth (5)  106   149     195     287


If You do not surrender Your Contract, You would pay the following expenses on a $1,000 investment, assuming 5% annual return on Your assets:
                                    					    ONE     THREE   FIVE    TEN
                                    					    YEAR    YEARS   YEARS   YEARS

VIP Money Market                             19     58      100     216
VIP High Income                              23     70      120     257
VIP Equity-Income (3)                        21     66      113     2443
VIP Growth (3)                               232    69     1198     2553
VIP Overseas (3)                             25     76      130     2797
VIP II Investment Grade Bond                 21     66      113     244
VIP II Asset Manager (3)                     22     68      1176    2510
VIP II Index 500 (4)                         18     57       98     213
VIP II Contrafund (3)                        232    7069    120118  257254
VIP II Asset Manager: Growth (3)             23     72      123     263
VIP III Balanced (3)                         22     67      1154    2476
VIP III Growth Opportunities (3)             23     71      1221    2610
VIP III Growth & Income                      23     70      119     256
American Century VP Capital Appreciation     26     79      135     287
American Century VP Balanced                 26     79      135     287
American Century VP Value                    26     79      135     287
American Century VP International            31     94      159     335
   American Century VP Income & Growth (5)   26     79      135     287

   WITH THE EXCEPTION OF THE AMERICAN CENTURY VP
INCOME & GROWTH PORTFOLIO,     THE EXAMPLES ARE BASED
ON ACTUAL EXPENSES FOR 1997. ACTUAL EXPENSES ARE AS
SHOWN ON PAGE    54     UNDER PORTFOLIO ANNUAL EXPENSES
AND ARE NET OF ANY FEE WAIVERS OR EXPENSE
REIMBURSEMENTS.    THE EXPENSES FOR THE AMERICAN
CENTURY VP INCOME & GROWTH PORTFOLIO ARE BASED ON
ESTIMATED 1998 EXPENSES AS PROVIDED TO MIDLAND BY
AMERICAN CENTURY MANAGEMENT, INC.

THE EXAMPLE SHOULD NOT BE CONSIDERED A
REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL
EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL; PAST
OR FUTURE ANNUAL RETURNS MAY BE GREATER OR LESSER
THAN THE ASSUMED AMOUNT. THESE EXAMPLES REFLECT
THE $353 CONTRACT MAINTENANCE CHARGE AS AN ANNUAL
CHARGE OF 0.13% OF ASSETS BASED ON AN AVERAGE
CONTRACT VALUE OF $27,000.

SUMMARY
In this prospectus "We", "Our", and "Us" mean Midland National Life Insurance Company.

"You" and "Your" mean the Owner of the Contract. We refer to the person who is covered by the Contract as the "Annuitant", because the Annuitant and the Owner may not be the same.

The following summary is qualified in its entirety by the detailed information appearing later in this prospectus and this summary must be read in conjunction with that detailed information. Unless otherwise indicated, the description of the Contract in this prospectus assumes that the Contract is In Force.

Features of the Variable Annuity    II 2

Your Contract Value - Your Contract Value is established after We receive Your first premium payment.

Your Contract Value reflects the amount and frequency of premium payments, the investment experience of amounts allocated to Our Separate Account, interest earned on amounts allocated to the General Account, withdrawals, and deduction of the Separate Account and Contract
Charges. You bear the investment risk under the Variable Annuity    II2     as
Your Contract Value will vary according to the investment experience of the Investment Divisions of Our Separate Account You have selected.
There is no minimum guaranteed Contract Value with respect to any amounts allocated to the Separate Account. (See Your Contract Value on page 14.)

Flexible Premium Payments   You may pay premiums whenever You want
(prior to the Maturity Date), in whatever amount You want, within certain limits. We require an initial minimum premium of at least $2,000 and ongoing premium payments of at least $50. We currently waive the initial minimum premium requirement of $2,000 for Qualified Contracts enrolled in a bank draft investment program or payroll deduction plan if the monthly premium is at least $100.

You will also choose a planned periodic premium. You need not pay premiums of any set amount or according to the planned schedule.

Investment Choices of the Variable Annuity    II 2

You may allocate amounts in Your Contract Value to either Our General Account, which pays interest at a declared rate, or after the Free Look Period up to ten of the Investment Divisions of Our Separate Account.
Each of these Investment Divisions invests in shares of a corresponding portfolio of Fidelity's Variable Insurance Products Fund, Fidelity's Variable Insurance Products Fund II, Fidelity's Variable Insurance Products Fund III, or the American Century Variable Portfolios, Inc. "series" type mutual funds. The portfolios have different investment objectives. Fidelity Management & Research Company receives fees from the VIP, VIP II and VIP III portfolios for providing investment management services and American Century Investment Management,
Inc. receives fees from the American Century Variable Portfolios for providing investment management services. These fees are taken monthly in proportion to the average daily net assets of each portfolio throughout the month.

For a full description of the Funds, see the Funds' prospectuses, which accompany this prospectus. (See The Funds on page 9.)
   VIP Money Market
VIP High Income Portfolio
VIP Equity-Income Portfolio
VIP Growth Portfolio
VIP Overseas Portfolio
VIP II Asset Manager Portfolio
VIP II Investment Grade Bond Portfolio
VIP II Contrafund Portfolio
VIP II Asset Manager: Growth Portfolio
VIP II Index 500 Portfolio
VIP III Growth & Income Portfolio
VIP III Balanced Portfolio
VIP III Growth Opportunities Portfolio
American Century VP Capital Appreciation Portfolio
American Century VP Value Portfolio
American Century VP Balanced Portfolio
American Century VP International Portfolio
   American Century VP Income & Growth Portfolio

The current Investment Divisions which invest in Portfolios of Fidelity's Variable Insurance Products Fund are:
   VIP     Money Market Portfolio
   VIP     High Income Portfolio
   VIP     Equity-Income Portfolio
   VIP     Growth Portfolio
   VIP     Overseas Portfolio

The current Investment Divisions which invest in Portfolios of Fidelity's Variable Insurance Products Fund II are:
   VIP II    Asset Manager Portfolio
   VIP II    Investment Grade Bond Portfolio
   VIP II    Index 500 Portfolio
   VIP II    Contrafund Portfolio
   VIP II    Asset Manager: Growth Portfolio

The current Investment Divisions which invest in Portfolios of Fidelity's Variable Insurance Products Fund III are:
   VIP III     Growth & Income Portfolio
   VIP III     Balanced Portfolio
   VIP III     Growth Opportunities Portfolio

The current Investment Divisions which invest in Portfolios of the American Century Variable Portfolios, Inc. are:
Capital Appreciation Portfolio
Value Portfolio
Balanced Portfolio
International Portfolio
   Income & Growth Portfolio

Each portfolio charges a different investment advisory fee.The VIP, VIP II, and VIP III Funds also charge an amount for other operating expenses. The total expenses for the year ending December 31, 1997 are shown on
page    54     under the table of Portfolio Annual Expenses.

See Investment Policies Of The Funds' Portfolios on page 9, Charges In The Funds on page 16, and The General Account on page 16.

Withdrawals

Unless restricted by a retirement arrangement in connection with which You have purchased a Contract, You may withdraw all or part of Your
Cash Surrender Value at any time. In addition, You may elect a Systematic Withdrawal Option (See Systematic Withdrawals on page 16.)
A Contingent Deferred Sales Charge may be imposed on the withdrawal.
The amount You request plus any deferred sales charge, and, upon full withdrawal, plus the Contract Maintenance Charge will be deducted from Your Contract Value. You may withdraw this amount in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select. A withdrawal may also have tax consequences including a 10% tax penalty on certain withdrawals prior to age 59 1/2. After three years from the Contract Date, the Contingent Ddeferred Ssales Ccharge, if any, will be waived upon the withdrawal of funds to effect a life annuity. (See Sales Charges on Withdrawals on page 15, FEDERAL TAX STATUS on page 17, and EFFECTING AN
ANNUITY on page 20.) Withdrawals from Contracts used in connection with tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.

Charges Under the Contracts by Midland

Sales Expenses   There is no deduction for sales expenses from premium
payments when made. However, a Contingent Deferred Sales Charge may be assessed against Contract Values when they are withdrawn, including withdrawals to effect an annuity and systematic withdrawals. (See Sales Charges on Withdrawals on page 15.)

The length of time from receipt of each premium payment and the withdrawal determines the Contingent Deferred Sales Charge. For this purpose, premium payments will be deemed to be withdrawn in the order in which they are received and all withdrawals will be first from premium payments and then from other Contract Values. The charge is a percentage of the premiums and is as follows:

	Length of Time          Contingent
	from Premium Payment    Deferred Sales
	(Number of Years)       Charge
	0-1                       8%
	1-2                       8%
	2-3                       7%
	3-4                       7%
	4-5                       6%
	5-6                       5%
	6-7                       4%
	7-8                       2%
	8 or more                 0%

No contingent deferred sales charge will be assessed upon (1) payment of death proceeds under the Contract (2) exercise of the Free Withdrawal Privilege or (3) Subject to approval of the state insurance authorities, after the first Contract Anniversary, Midland will not assess a Contingent
Deferred Sales Charge on either a full or partial surrender if (a) written proof is given to Us at Our Home Office that the Owner is confined in a state licensed in-patient nursing facility for a total of 90 days, provided We receive Your withdrawal request within 90 days after discharge from such facilities or (b) A licensed Physician provides a written statement to Us that the Owner is expected to die within the next twelve months due to a non-correctable medical condition. The licensed Physician cannot be the Owner or part of the Owner's immediate family. We reserve the right to have a physician of Our choice examine the Owner.

Withdrawals may be subject to tax consequences under the Internal
Revenue Code. (See Withdrawals on page 12 and FEDERAL TAX
STATUS on page 17).

Free Withdrawal Privilege   You may make a withdrawal from Your
Contract value of up to 10% of the total premiums paid (as determined on the date of the requested withdrawal), less any withdrawals made in the prior 12 months, without incurring a Contingent Deferred Sales Charge. (See Free Withdrawal Option on page 15 for exact details.)

Mortality and Expense Risks   For assuming the mortality and expense
risks under the Contract, Midland will impose a 1.25% per annum charge against all Contract Values held in the Separate Account (See CHARGES, FEES AND DEDUCTIONS on page 15.)

Annual Administration and Maintenance Fee   The Contract provides for
administration and Contract maintenance charges. For administration, the charge is 0.15% per annum against all Contract Values held in the Separate Account. For maintenance, the charge is $35 annually. At the current time, Contracts with a Contract Value of $50,000 or more at time of Contract Anniversary will not be assessed the $35 Contract Maintenance Charge. (See CHARGES, FEES AND DEDUCTIONS on page 15.)

Premium Taxes   At the current time, Midland does not impose a
deduction for Premium Taxes. Midland does, however, reserve the right to impose a deduction for Premium taxes for Contracts sold in states that charge a premium tax.

Using Your Contract Value

Transfers -    After the Free Look Period and Oo     or before the Maturity
Date, You may transfer amounts in Your Contract Value between the General
Account    and after the Free Look Period between     Investment Divisions of
the Separate Account and among the Investment Divisions of the Separate Account. Transfers take effect on the date We receive Your request. We also require minimum amounts for each transfer, usually $200. Currently, We do not charge You for making transfers. However, We reserve the right to assess a $25 Administrative Charge this charge after the fifteenth transfer in a Contract Year. There are other limitations on transfers to and from the General Account.

Additional Information About Variable Annuity     II 2

Your Right To Examine This Contract - You have a right to examine the Contract and, if You wish, return it to Us. Your request must be postmarked no later than 10 days after You receive Your Contract. During the Free Look Period Your premium will be allocated to the VIP Money Market Investment Division. (See Free Look on page 11 for more details.)

CONDENSED FINANCIAL INFORMATION

                         			Accumulation    Accumulation    Number of
                         			Unit Value      Unit Value      Accumulation
Investment                  at Beginning    at End          Units at End
Division                    of Period       of Period       of Period
VIP Money Market
1993(1)                      10.00         10.02          3,675
1994                         10.02         10.31        207,115
1995                         10.31         10.76         30,841
1996                         10.76         11.18        450,641
1997                         11.18         11.63        534,936

VIP High Income
1993(1)                      10.00         10.22           2.68
1994                         10.22          9.93         70,977
1995                          9.93         11.83        139,335
1996                         11.83         13.26        221.760
1997                         13.26         13.58        304,930

VIP Equity-Income
1993(1)                      10.00         10.16          2,861
1994                         10.16         10.71        163,874
1995                         10.71         14.35        385,807
1996                         14.35         16.09        696.083
1997                         16.09         20.33        929,862

VIP Growth
1993(1)                      10.00         10.09          2,539
1994                         10.09          9.80        160,540
1995                          9.80         13.32        347,738
1996                         13.32         15.01        700,985

VIP Overseas
1993(1)                      10.00         10.40          1,706
1994                         10.40         10.37        147,456
1995                         11.36         12.59        282,107
1996                         12.59         13.85        336,988

VIP II Asset Manager
1993(1)                      10.00         10.48         11,474
1994                         10.48          9.67        280,056
1995                          9.67         11.22        362,467
1996                         11.22         12.65        447,842
1997                         12.65         15.05        534,109

VIP II Investment
Grade Bond
1993(1)                      10.00         10.06            124
1994                         10.06          9.52         31,444
1995                          9.52         11.03         52,431
1996                         11.03         11.22         97,711
1997                         11.22         12.06        136,067

VIP II Index 500
1993(1)                      10.00         10.15             22
1994                         10.15         10.11         32,675
1995                         10.11         13.79         71,305
1996                         13.79         16.57        256,789
1997                         16.57         21.67        497,774

VIP II Asset Manager: Growth
1995(2)                      10.00         11.48         13,682
1996                         11.48         13.56         71,781
1997                         13.56         16.72        176,790

VIP II Contrafund
1995(2)                      10.00         11.84         35,906
1996                         11.84         14.17        187,702
1997                         14.17         17.34        397,591

VIP III Balanced
1997(3)                      10.00         11.45         39,701

VIP III Growth Opportunities
1997(3)                      10.00         12.28         75,926

VIP III Growth & Income
1997(3)                      10.00         12.36         54,877

American Century VP
Capital Appreciation
1997(3)                      10.00         11.35         13,870

American Century VP
Balanced
1997(3)                      10.00          11.40         13,519

American Century VP
Value
1997(3)                      10.00         12.26         44,666

American Century VP
International
1997(3)                      10.00         10.93         34,973

(1)Period from 10/24/93 to 12/31/93
(2) Period From 5/1/95 to 12/31/95
(3)Period from 5/1/97 to 12/31/97


   The American Century VP Income & Growth Investment Division became available on May 1, 1998, and thus had no financial information to report at 12/31/1997.

GENERAL INFORMATION ABOUT
MIDLAND, SEPARATE ACCOUNT C
AND THE FUNDS

The Company That Issues Variable Annuityies    II 2

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company. Midland was organized in 1906 in South Dakota as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company". We were reincorporated as a stock life insurance company in 1909. Our name "Midland" was adopted in 1925. We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico.

Our Parent

Midland is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Separate Account Investment Choices

Premiums may be allocated to up to ten of the Investment Divisions of Our Separate Account or to Our General Account according to the instructions You provided on Your application. In certain states, allocations to and transfers to and from the General Account are not permitted. These instructions will apply to any subsequent premiums You pay that do not include instructions as to how the premium is to be allocated until You write to Our Home Office with new instructions. Allocation percentages may be any whole number from 10 to 100, and the sum must equal 100. You may choose not to allocate any premium to any particular Investment Division. You may not have your Contract Value allocated to more than ten Investment Divisions of Our Separate
Account at any one point in time. (See, The General Account on page 16.)

Our Separate Account And Its Investment Divisions

The Separate Account is Our Separate Account C, established under the Insurance Laws of the State of South Dakota in March, 1991, and is a unit investment trust registered with the Securities and Exchange Commission
(SEC) under the Investment Company Act of 1940. This registration does not involve any supervision by the SEC of the management or investment contracts of the Separate Account. A unit investment trust is a type of investment company. The Separate Account has a number of Investment Divisions, each of which invests in shares of a corresponding portfolio of the Funds. You may allocate part or all of Your premiums to no more than
ten     of the eighteen     Investment Divisions of Our Separate
Account. Our Separate Account divisions invest in the following
   Mutual Fund Portfolio Investment Divisions     :

VIP Money Market Portfolio
VIP High Income Portfolio
VIP Equity-Income Portfolio
VIP Growth Portfolio
VIP Overseas Portfolio
VIP II Asset Manager Portfolio
VIP II Investment Grade Bond Portfolio
VIP II Contrafund Portfolio
VIP II Asset Manager: Growth Portfolio
VIP II Index 500 Portfolio
VIP III Growth & Income Portfolio
VIP III Balanced Portfolio
VIP III Growth Opportunities Portfolio
American Century VP Capital Appreciation Portfolio
American Century VP Value Portfolio
American Century VP Balanced Portfolio
American Century VP International Portfolio
   American Century VP Income & Growth Portfolio

The Funds

Fidelity's Variable Insurance Product Fund, Fidelity's Variable Insurance Product Fund II, Fidelity's Variable Insurance Product Fund III, and the American Century Variable Portfolios, Inc. are open-end diversified management investment companies, more commonly called mutual funds.
As a "series" type of mutual funds, they issue several different "series" of portfolios. The Funds' shares are bought and sold by Our Separate
Account at net asset value. More detailed information about the Funds and their investment policies, risks, expenses and all other aspects of their operations, appears in their prospectuses, which accompany this prospectus, and in the Funds' Statements of Additional Information. You should read the Funds' prospectus carefully before allocating or transferring money to any Fund.

The Funds sell their shares to separate accounts of various insurance companies to support both variable life insurance contracts and variable annuity contracts. We currently do not foresee any disadvantages to Our Contract Owners arising out of this. If We believe that the Funds do not sufficiently respond to protect Our Contract Owner's interests, We will see to it that appropriate action is taken to protect Our Contract Owners. The Funds will also monitor this possibility. Also, if We ever believe that any of the Funds' Portfolios are so large as to materially impair its investment performance of a Portfolio or the Fund, We will examine other investment options.

Midland may from time to time receive revenue from Fidelity
Management & Research Company and/or American Century Investment
Management, Inc. The amounts of the revenue, if any, may be based on the amount of investments by Midland contained in the Funds.

Investment Policies Of The Funds' Portfolios

Each portfolio has a different investment objective which it tries to achieve by following separate investment policies. The objectives and policies of each portfolio will affect its return and its risks. Remember that the investment experience of the Investment Divisions of Our Separate
Account depends on the performance of the corresponding Funds' portfolios. The investment advisor for the VIP I, VIP II, and VIP III funds is Fidelity Management & Research Company. The investment advisor for the American Century VP funds is American Century Investment
Management, Inc. The objectives of the Funds' portfolios are as follows:

Portfolio
Objective

VIP Money Market

Seeks to earn a as high a level of current income by investing in high quality money market instruments as is consistent with preserving capital and providing liquidity. (An investment in the VIP Money Market or any other Portfolio is neither insured nor guaranteed by the U.S. Government, and there is no assurance that the Money Market Portfolio will be able to maintain a constant net asset value.)

VIP High Income
Seeks to obtain a high current income by investing primarily in high-yielding, lower-rated, fixed-income securities, while also considering growth of capital.

VIP Equity-Income
Seeks to obtain reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Manager will consider the potential for capital appreciation. The Fund seeks is to achieve a yield that exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500
Stocks.

VIP Growth
Seeks capital appreciation by investing in common st   o i    cks,
although the Portfolio's investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

VIP Overseas
Seeks long-term growth of capital, primarily through investments in foreign securities.

VIP II Asset Manager
Seeks high total return with reduced risk over the long-term by allocating
its assets among stocks, bonds and short-term     Money Market fixed-income
    instruments.

VIP II Investment Grade Bond
Seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment grade fixed income securities.

VIP II Contrafund
Seeks to achieve capital appreciation over the long term by investing in
securities of companies     whose value the manager believes is not
recognized fully by the publicthat are undervalued or out-of-favor.

VIP II Asset Manager: Growth
Seeks to maximize total return over the long term through investments in stocks, bonds, and short-term instruments. This portfolio has a heavier emphasis on stocks than the Asset Manager Portfolio.

VIP II Index 500
Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of Standard & Poor's Composite Index of 500 Stocks. This is designed as a long-term investment option.

VIP III Growth & Income
Seeks high total return, combining current income and capital appreciation. Invests mainly in stocks that pay current dividends and show earnings potential.

VIP III Balanced
Seeks to balance the growth potential of stocks with the possible income cushion of bonds. Invests in broad selection of stocks, bonds and convertible securities.

VIP III Growth Opportunities
Seeks long-term growth of capital. Invests primarily in common stocks and securities convertible into common stocks, but it has the ability to purchase other securities such as preferred stocks and bonds that may produce capital growth.

American Century VP Capital Appreciation
Seeks capital growth by investing     primarily      in common stocks that
management considers to have better-than-average prospects for appreciation.

American Century VP Value
Seeks long-term capital growth with income as a secondary objective. Invests primarily in equity securities of well-established companies that management believes to be under-valued.

American Century VP Balanced
Seeks capital growth and current income. Invests approximately 60
percent of its assets in     common growth      stocks     that
management considers to have better than average potential for
appreciation      and the rest in fixed income securities.

American Century VP International
Seeks capital growth by investing     primarily      in securities of
foreign companies that management believes to have potential for appreciation.

   American Century
VP Income & Growth
Seeks dividend growth, current income and capital appreciation by investing in common stocks.

We Own The Assets Of Our Separate Account

Under South Dakota law, We own the assets of Our Separate Account and use them only to support Your Contract and other Variable Annuity
Contracts. The assets of the Separate Account may not be charged with liabilities arising out of Midland's other business and the obligations under the Contracts are obligations of Midland. The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of Midland. Under certain unlikely circumstances, one Investment Division of the Separate Account may be liable for claims relating to the operations of another division. We may also permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our General Account.

Our Right To Change How We Operate Our Separate Account
In addition to changing or adding investment companies, We have the right to modify how We or Our Separate Account operate. We intend to comply with applicable law in making any changes and, if necessary, We will seek approval of Contract Owners. We have the right to:
add Investment Divisions to, or remove Investment Divisions from Our Separate Account, combine two or more divisions within Our Separate Account, or withdraw assets relating to Our Variable Annuities from one Investment Division and put them into another;
eliminate the shares of the portfolio and substitute shares of another portfolio of the Funds or another open-end, registered investment company, if the shares of the portfolio are no longer available for investment or, if in Our judgment, further investment in the portfolio should become inappropriate in view of the purposes of Separate Account
C;
register or end the registration of Our Separate Account under the Investment Company Act of 1940;
operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of persons who are "interested persons" of Midland under the Investment Company Act of 1940);
disregard instructions from Owners that would otherwise require that a Fund's shares be voted so as to cause a change in the investment objectives of the portfolio of a Fund or approval or disapproval of an investment advisory policy for the portfolio of a Fund. We would do so only if required by state insurance regulatory authorities pursuant to insurance law or regulation; or operate Our Separate Account or one or more of the Investment Divisions in any other form the law allows, including a form that allows Us to make direct investments. We may make any legal investments We wish. In choosing these investments, We will rely on Our own or outside counsel for advice. In addition, We may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.
If any changes are made that result in a material change in the underlying investments of any Investment Division, You will be notified. We may, for example, cause the Investment Division to invest in a mutual fund other than or in addition to the current Funds.
If You then wish to transfer the amount You have in that Investment Division to another division of Our Separate Account, or to Our General Account, You may do so, without charge, by writing to Our Home Office.
At the same time, You may also change how Your premiums are allocated.

DETAILED INFORMATION ABOUT

THE CONTRACT

Requirements for Issuance of a Contract

 To buy a Contract, You must complete an application form and send it, together with Your initial premium payment of at least $2,000 (except for Qualified Contracts enrolled in a bank draft investment program or payroll deduction plan if the monthly premium is at least $100) to Midland through a representative who is fully licensed and registered to sell the Contract. You will then be issued a Contract that sets forth precisely Your rights and Our obligations. Once Your Contract is issued, additional premium payments may be made by check or money order payable to the order of Midland and mailed to the Home Office. Any additional premium payment must be at least $50.

If We receive and accept Your completed application for a Contract with or before Your initial premium payment, We will, as of the day We receive Your premium, invest the entire amount in the Money Market Investment Division . If the application is complete, We will accept or reject it within two business days of receipt. If the application is incomplete, We will attempt to complete it within five business days. If it is not complete at the end of this period, We will inform You of the reason for the delay and the premium payment will be returned immediately, unless You specifically consent to Us keeping the premium payment until the application is complete. Each premium received after the Free Look period will be allocated to Our Separate Account or General Account on the day We receive Your premium.

Free Look

You have a 10-day "free look" period after You receive Your Contract to review it and decide whether You wish to retain it. If You wish to cancel the Contract, You may return it to the agent who sold it to You or to Our office. If You return Your Contract, We will return the greater of: (1) the premium paid; or (2) the Contract Value plus the sum of all charges deducted from the Contract Value.

During the Free Look Period, Your premium will be allocated to the VIP Money Market Investment Division. At the end of the Free Look Period (which is administratively assumed to be 15 days after the Contract Date for reallocation purposes), Your Contract Value will then be allocated according to the instructions in Your application. (See Allocation of Premiums below.)

In order to comply with regulations and legal requirements, in certain states the length of the Free Look Period may vary.

Allocation of Premiums

The Owner determines how the premiums will be allocated     after the
Free Look Period      among the Investment Divisions, and between the
Separate Account and the General Account, by specifying the desired
allocation on the application form of the Contract.     After the Free Look
Period,     You may change subsequent premium allocations by providing Us with written instructions. If You send Us an additional premium payment without instructions about how the premium should be allocated, We will allocate the premium using the premium allocations specified in the application form or subsequently changed by You. You may not have Your Contract Value allocated to more than ten investment divisions of Our Separate Account at any point in time.

Transfers of Contract Value

Currently, on or before the Maturity Date, You may make an unlimited number of transfers of Contract Value in each Contract Year without charge. We reserve the right to assess a $25 charge after the fifteenth transfer in a Contract Year. To make a transfer, write to Our Home Office.

You may ask Us to transfer amounts between the General Account and any Investment Divisions of Our Separate Account and among Investment Divisions of Our Separate Account by writing to Us at Our Home Office. The transfer will take effect as of the date We receive Your request. The minimum amount We will transfer on any date is $200. This minimum need not come from any one Investment Division or be transferred to any one Investment Division as long as the total net amount transferred that day equals the minimum.

For limitations on transfers to and from the General Account, see The General Account on page 16.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly transfers of a predetermined dollar amount from the DCA Source Account (any one Investment Division or the General Account, subject to the limitations from the General Account described on page 21) into one or more of the other Investment Divisions, or the General Account, subject to the limitation that the Contract Value may only be allocated in up to ten of the Investment Divisions. By allocating monthly, as opposed to allocating the total amount at one time, You may reduce the impact of market fluctuations. This plan of investing, however, does not assure a profit or protect against a loss in declining markets.

DCA can be elected at any time by completion of the proper request forms (obtained by contacting Us at the Home Office) and by insuring that a sufficient amount is in the DCA Source Account, either through payment of a premium with the DCA request form, allocation of premiums, or through a transfer Copies of the DCA Request Form can be obtained by contacting Us at Our Home Office. The election will specify:

The DCA Source Account. The DCA Source Account is the account from which DCA transfers will be made.

That any money received with the form is to be placed into the DCA
Source Account.

The monthly amount to be transferred to the other Investment Divisions, and

How that monthly amount is to be allocated among the Investment
Divisions

DCA is only available if the amount in the DCA Source Account is at least $2,400 at the time DCA is to begin. The DCA Request Form must be received with any premium payment You intend to apply to DCA.

The minimum monthly amount to be transferred using DCA is $200.  When
DCA is elected, all amounts in the DCA Source Account will be available for transfer under the DCA program. Once DCA is elected, additional premiums can be deposited into the DCA Source Account for DCA by sending them in with a DCA request form.

You may change the DCA allocation percentages or DCA transfer amounts twice each Contract Year. Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise.

If requested at issue, DCA will start at the beginning of the second Contract Month. If requested after issue, DCA will start at the beginning of the first Contract Month which occurs at least 30 days from the day the request is received.

DCA will last until the value in the DCA Source Account is exhausted or until a request for termination is received in writing from You. DCA will automatically be terminated on the Maturity Date.

We reserve the right to end the DCA program at any time by sending You a notice one month in advance.

Portfolio Rebalancing

Midland currently offers an option which allows Contract Owners who are not Dollar Cost Averaging to reset the percentage of Contract Value allocated to each Investment Division to a pre-set level (for example, 30% in the VIP Equity-Income Investment Division, 40% in the VIP High
Income Investment Division and 30% in the VIP II Asset Manager
Investment Division). If You elect this option, at the beginning of each Contract Anniversary Midland will transfer the amounts needed to "rebalance" the Contract Value to the percentages specified by You.

Rebalancing may result in transferring amounts from an Investment
Division earning a relatively higher return to one earning a relatively lower return. The Portfolio Rebalancing Option is subject to the limitation that the Contract Value may only be allocated in up to 10 Investment Divisions. Midland reserves the right to terminate the portfolio rebalancing option by sending You a notice one month in advance. The transfer restrictions regarding the General Account discussed under Transfers on page 21 are not applicable to the Portfolio Rebalancing Option. However, Midland will not allow the owner to change the election allocated to the General Account by more than 10% at any one time. To elect the Portfolio Rebalancing option, please contact Us at the Home Office address.

Systematic Withdrawals

The Systematic Withdrawal feature available in connection with the Contract allows You to have a portion of the Contract Value withdrawn automatically. Under this feature, a Contract Owner may elect to receive preauthorized scheduled partial withdrawals while the Annuitant is living before the Maturity Date and after the Free Look Period by sending a properly completed Preauthorized Systematic Withdrawal Request Form to Midland National Life at Our Home Office. A Contract Owner may designate the systematic withdrawal amount or the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See Your Contract for details on Systematic Withdrawal options and when each will begin.

Each systematic withdrawal will be effected as of the end of the Business Day during which the withdrawal is scheduled. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, the withdrawal will be processed on the next Business Day. Unless elected otherwise, the deduction caused by the Systematic Withdrawal will be allocated proportionately to the Contract Value in the Investment Divisions and the General Account.

Systematic Withdrawals of a fixed amount may be stopped or modified upon proper written request by the Contract Owner received by Midland National Life at least 30 days in advance. A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable. Systematic Withdrawals over a fixed period or over the Annuitant's life expectancy cannot be changed.

Each systematic withdrawal must be at least $100. Midland reserves the right to change the required minimum systematic withdrawal amount.
Upon payment, the Contract Value will be reduced by any amount equal to the payment proceeds plus any applicable Contingent Deferred Sales
Charge. (See Sales Charges on Withdrawals on page 15.) The Contingent Deferred Sales Charge will apply to amounts withdrawn under the
Systematic Withdrawal program in the same manner as it applies to other withdrawals of the Contract Value. However, Systematic Withdrawals
taken to satisfy IRS required minimum withdrawals and paid under a life expectancy option will not be subject to a Contingent Deferred Sales Charge. Any systematic withdrawal that equals or exceeds the Cash Surrender Value will be treated as a complete withdrawal. In no event will payment of a systematic withdrawal exceed the Cash Surrender Value.
The Contract will automatically terminate if a systematic withdrawal
causes the Contract's Cash Surrender Value to equal zero    or less.

The Federal tax laws may include systematic withdrawals in the Contract Owner's gross income in the year in which the withdrawal occurs and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. (See Taxation of Annuities in General on page 22.) Additional terms and conditions for the systematic withdrawal program are set forth in Your Contract and in the application for the program.

Withdrawals

Unless restricted by a retirement arrangement under which You are covered, You may at any time withdraw all or part of Your Cash Surrender Value by sending Us Your request in writing. Unscheduled Partial withdrawals from an Investment Division or the General Account, however, must be made in amounts of $500 or more and cannot reduce
Your Contract Value to less than $1,000. If a withdrawal results in less than $1,000 remaining, the entire Contract Value must be withdrawn.

We will generally pay the amount of any withdrawal from the Separate Account, less any applicable Contingent Deferred Sales Charge and any required tax withholding, and upon full withdrawal, the Contract Maintenance Charge within seven days after We receive a properly completed withdrawal request. We may defer payment for a longer period only when trading on the New York Stock Exchange is restricted as defined by the Securities and Exchange Commission; when the New York Stock Exchange is closed (other than customary weekend and holiday closing); when an emergency exists as defined by the Securities and Exchange Commission as a result of which disposal of the Separate Account's securities or determination of the net asset value of each Investment Division is not reasonably practicable; or for such other periods as the Securities and Exchange Commission may by order permit for the protection of Owners. We expect to pay the amount of any withdrawal from the General Account promptly, but have the right to delay payment up to six months.

Unless You specify otherwise, Your withdrawal will, subject to minimum amount requirements, be allocated among all Investment Divisions and the General Account in the same proportion as the value of Your interest in each Investment Division and in the General Account bears to Your total Contract Value. The Contingent Deferred Sales Charge will be determined without reference to the source of the withdrawal. The charge will be based on the length of time between premium payments and withdrawals. (See CHARGES, FEES AND DEDUCTIONS on page 19.)

A withdrawal will generally have federal income tax consequences, which can include tax penalties and tax withholding. You should consult with tax advisers before making a withdrawal. (See FEDERAL TAX STATUS on page 21.)

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married Participant, a withdrawal request must include the consent of the Participant's spouse. This consent must contain the Participant's signature and the notarized or properly witnessed signature of the Participant's spouse. These spousal consent requirements generally apply to married Participants in most qualified pension plans, including plans for self-employed individuals, and those
Section 403(b) annuities which are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA). You should check the terms of Your retirement plan and consult a tax advisor before making a withdrawal.

Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from a Contract or apply them to start an annuity prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death, or total disability. Such proceeds may, however, be used to fund another eligible vehicle.

Withdrawals from Section 403(b) plans are also severely restricted. (See FEDERAL TAX STATUS on page 17.)

Loans

Prior to the Maturity Date, owners of contracts issued in connection with
Section 403(b) or Section 401(k) qualified plans may request a loan using the Contract as security for the loan. Loans are subject to provisions of the Code and the terms of the retirement program. A tax advisor should be consulted prior to requesting a loan.

The amount of the loan must be at least $2,000 and must not exceed the Contract Value less any applicable Contingent Deferred Sales Charge, less any outstanding prior loans, less loan interest to the end of the next Contract Year. Only one loan can be made within a 12 month period.
When a loan is requested, You may tell Us how much of the loan is to be allocated to Your unloaned value in the General Account and to Your value in each Investment Division of the Separate Account. If You fail to specify, the loan will be allocated among all Investment Divisions and the General Account in the same proportion as the value of Your interest in each Investment Division and the General Account bears to Your total
Contract Value. We will redeem units from an Investment Division sufficient to cover that part of the loan. That portion of the Contract Value which is equal to the loan will be held in the General Account and will earn interest at a rate of 3% per year.

We will charge interest on loans at the rate of 5% per year. Loan interest is due and payable on each Contract Anniversary. Interest not paid will be added to the loan and also bear interest. If the total loan plus loan interest equals or exceeds the Contract Value, less any applicable Contingent
Deferred Sales Charge, less any applicable withholding taxes, the Contract will terminate with no further value. In such case, We will give You at least 31 days written notice.

The total loan plus loan interest will be deducted from any amount applied under a payment option or otherwise payable under the Contract.
The loan agreement will describe the amount, duration, and restrictions on the loan. In general, loans must be repaid in monthly or quarterly installments within 5 years. You are allowed a 30-day grace from the installment due date. If a quarterly installment is not received within the grace period, a deemed distribution of the entire amount of the outstanding principal, interest due, and any applicable charges under this Contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Code and may adversely affect the treatment of the Contract under Internal Revenue
Code section 403(b).

You may be subject to income tax or penalty if the amount or duration of the loan violates Internal Revenue Code requirements. In addition, IRS authorities and the Department of Labor suggest that a loan may, at least in certain circumstances, result in adverse tax and ERISA consequences for Section 403(b) or Section 401(k) programs.

Requesting a loan will have a permanent affect on the Ccontract Vvalue because the investment results of the Investment Divisions will apply only to the unborrowed portion of the Contract Value. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the net investment results are greater than 3% while the loan is outstanding, the Contract Value will not increase as rapidly as it would have if no debt were outstanding. If net investment results are below 3% the Contract Value will be higher than it would have been had no loan been outstanding.

Death Benefit

If the Annuitant is an Owner and dies before the Maturity Date, then the Death Benefit, other than amounts payable to or for the benefits of the surviving spouse of the Annuitant as the Contingent Owner, must be paid out within 5 years of the death of the Annuitant. The value of the Death Benefit (as described below) will be determined as of the Business Day next following the date Midland receives at Our Home Office (1) due proof of death and (2) an election form of how the Death Benefit is to be paid. Unless a Payment Option is selected within 90 days after We receive due proof of death, the Death Benefit will be paid as a lump sum.

If the Annuitant is not an Owner and any Owner dies before the Maturity Date, the Contract Value will be paid as of the date We receive due proof of death and an election form of how the Contract Value is to be Paid if the surviving spouse has not been named as the Contingent Owner, the Contract ends and the Contract Value (not the Death Benefit) must be paid out within 5 years of the death of the Owner. Unless another choice is made within 90 days of the date We have received both the due proof of death and the election form, the Contract Value will be paid in a lump sum. If the spouse is named as the Contingent Owner, the Contract will continue with the spouse now being the Owner.

If any Owner dies on or after the Maturity Date, then any amounts remaining to be paid, other than amounts payable to or for the benefit of the surviving spouse of the Owner, must be paid out at least as rapidly as benefits were being paid at the time of the Owner's death.

Other rules relating to distributions at death apply to Qualified Contracts.

Death Benefit on the Annuitant's Death Prior to the Maturity Date
Death Benefit - The Death Benefit paid to the Beneficiary will be the
greater of (a), (b) or (c) stated below.     The Death Benefit is only
paid on the annuitant's death prior to the Anniversary Date (not on the
death of the owner unless the owner is also the annuitant.      Death
proceeds will be reduced by the amount of any loan and loan accrued interest. (See loan provisions on page 14 for certain qualified plans.)

(a) The current Contract Value. For this purpose, the current Contract Value is the value on the Business Day next following the date We receive at Our Home Office (1) Due proof of death and (2) An Election Form of how the death proceeds are to be paid (or 90 days after We receive due proof of death, if no election form is received), or

(b) 100% of the total premium payments made to Your Contract, reduced by any prior withdrawals, or

(c)     The Guaranteed Minimum Death Benefit as defined below.

Guaranteed Minimum Death Benefit - At the inception of the Contract, the Guaranteed Minimum Death Benefit is zero. On the first Contract Anniversary and every year thereafter until the Contract Anniversary immediately preceding the Annuitant's 81st birthday, the Guaranteed Minimum Death Benefit under the Contract is recalculated. The purpose of the recalculation is to give you the benefit of any positive investment experience under Your Contract. Your Contract's investment experience can cause the Guaranteed Minimum Death Benefit to increase on the recalculation date, but cannot cause it to decrease. The Guaranteed Minimum Death Benefit determined on a recalculation date is the larger of:

(a)     the Guaranteed Minimum Death Benefit that applied to Your
Contract immediately prior to the recalculation date; and

(b)     The Contract Value on the date of the recalculation.

The new Guaranteed Minimum Death Benefit applies to Your Contract until the next Contract Anniversary, or until You make a premium payment or withdrawal. Any subsequent premium payments will immediately increase Your Guaranteed Minimum Death Benefit by the amount of the premium payment. Any partial withdrawal will immediately decrease Your Guaranteed Minimum Death Benefit by the percentage of the Contract Value being withdrawn.

Example: Assume that a contract is issued with a $10,000 premium on 5/1/1998 to an owner at attained age 55. No further premiums are made and no withdrawals are made during the first year. Assume that on the Contract Anniversary on 5/1/1999 the Contract Value is $12,000. The Guaranteed Minimum Death Benefit is reset on 5/1/1999 to $12,000. Assume that the Contract Value increases to $15,000 on 5/1/2000 and decreases to $13,000 on 5/1/2001. The Guaranteed Minimum Death Benefit on 5/1/2001 is $15,000.

Assume that by 7/1/2001, the Contract Value increases to $14,000 and You request a partial withdrawal of $2,800 or 20% of Your Contract
Value on that date. The Guaranteed Minimum Death Benefit immediately following the partial withdrawal is $12,000 = [$15,000 - .20*($15,000)].
Assume that on 9/1/2001 the Contract Value decreases to $8,000. The Guaranteed Minimum Death Benefit remains at $12,000 and the death proceeds payable on 9/1/2001 are $12,000.

Your Contract Value

Your Contract Value is the sum of the amounts You have in the General
Account and in the various Investment Divisions of Our Separate Account.
Your Contract Value also reflects the various charges described below. Transaction charges or sales charges are made as of the effective date of the transaction. Charges against Our Separate Account are reflected daily.
The value of any amount allocated to an Investment Division of Our
Separate Account will go up or down depending on the investment experience of that division. You bear this investment risk. For amounts allocated to the Investment Divisions of Our Separate Account, there is no guaranteed minimum value. However, We guarantee a minimum interest rate of 3.0% a year on that portion of the Contract Value held under the General Account. Excess interest on payments held under the General
Account may be credited in addition to the 3.0% guaranteed interest rate
(but there is no guarantee that any additional interest will ever be credited) (see The General Account on page 16).

Amounts In Our Separate Account

Amounts allocated, transferred or added to the Investment Divisions of Our Separate Account are used to purchase Accumulation Units. The amount You have in each division is represented by the value of the Accumulation Units credited to Your Contract Value for that division. The number of Accumulation Units purchased or redeemed in an Investment
Division of Our Separate Account is calculated by dividing the dollar amount of the transaction by the division's Accumulation Unit Value calculated as of the close of business that day if that is a day on which the New York Stock Exchange is open. If the New York Stock Exchange is not open that day, the request will be processed on the next Business Day. The number of Accumulation Units for an Investment Division at any time is the number of Accumulation Units purchased less the number of Accumulation Units redeemed. The value of Accumulation Units fluctuates with the investment performance of the corresponding portfolios of the Funds, which reflects the investment income and realized and unrealized capital gains and losses of the portfolio and the expenses of the Funds. The Accumulation Unit Values also reflect the daily asset charge
We make to Our Separate Account at an effective annual rate of 1.40%.
The number of Accumulation Units credited to You, however, will not vary because of changes in Accumulation Unit Values. On any given day, the value You have in an Investment Division of Our Separate Account is the Accumulation Unit Value times the number of Accumulation Units credited to You in that division. The Accumulation Units of each Investment Division of Our Separate Account have different
Accumulation Unit Values.

Accumulation Units of an Investment Division are purchased when You allocate premiums or transfer amounts to that division. Accumulation Units are redeemed or sold when You make withdrawals or transfer amounts from an Investment Division of the Separate Account and to pay the Death Benefit when the Annuitant dies. We also redeem Accumulation Units for other charges.

How We Determine The Accumulation Unit Value

We determine Accumulation Unit Values for the Investment Divisions of
Our Separate Account at the end of each Business Day. The Accumulation Unit Value for each Investment Division was set at $10.00 on the first day there were contract transactions in Our Separate Account.

Additional information on the Accumulation Unit Values is contained in the Statement of Additional Information which can be obtained by writing Our Home Office.

CHARGES, FEES AND DEDUCTIONS

Sales Charges on Withdrawals

A Contingent Deferred Sales Charge may be imposed on the withdrawal of the premiums (including a withdrawal to effect an annuity and on Systematic Withdrawals). The charge compensates Us for paying the expenses of selling and distributing the cContacts, including commissions, preparation of sales literature, and other promotional activities. To the extent that the Contingent Deferred Sales Charge is insufficient to recover all distribution expenses, the deficiency will be met from Our surplus which may be, in part, derived from the charges for the assumption of mortality and expense risks (described below). For the purpose of determining the Contingent Deferred Sales Charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income. There is no sales charge on the investment income withdrawn.


The length of time between each premium payment and the withdrawal, determines the amount of the Contingent Deferred Sales Charge. Premium payments will be deemed to be withdrawn in the order in which they were received.

 The charge is a percentage of the premiums withdrawn and equals:
	Length of Time                  Contingent
	from Premium Payment            Deferred Sales
	(Number of Years)               Charge
		0-1                             8%
		1-2                             8%
		2-3                             7%
		3-4                             7%
		4-5                             6%
		5-6                             5%
		6-7                             4%
		7-8                             2%
		8 or more                       0%

Subject to approval of the state insurance authorities, after the first Contract Anniversary, Midland will not assess a Contingent Deferred
Sales Charge on either a full or partial surrender if (a) written proof is given to Us at Our Home Office that the Owner is confined in a state licensed in-patient nursing facility for a total of 90 days, provided We receive Your withdrawal request within 90 days after discharge from such facilities or (b) A licensed Physician provides awritten statement to Us that the Owner is expected to die within the next twelve months due to a non-correctable medical condition. The licensed Physician cannot be the
Owner or part of the Owner's immediate family.    We reserve the right to
have a physician of Our choice examine the Owner.

After the Contract has been in force for three years, Midland will not assess a Contingent Deferred Sales Charge if You make a full surrender and use the proceeds to purchase a life income annuity option from us.

Amounts withdrawn under the Contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a Contingent Deferred Sales Charge. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the Free Withdrawal Option.

Free Withdrawal Option

You may make a withdrawal from Your Contract Value of up to 10% of the total premiums paid (as determined on the date of the requested withdrawal), less any withdrawals made in the prior 12 months, without incurring a Contingent Deferred Sales Charge. The full 10% is available only if no other withdrawals have been taken in the prior 12 month period. Any withdrawal taken within the last 12 months (as determined on the date of the requested withdrawal) will reduce the amount that can be taken without incurring a Contingent Deferred Sales Charge. No more than 10% of premiums paid will be available in any 12 month period without incurring a Contingent Deferred Sales Charge.

Your withdrawal request may specify the source from which the withdrawal is to be made. If You fail to specify, Your withdrawal will, subject to minimum amount requirements, be allocated among all Investment Divisions and the General Account in the same proportion as the value of Your interest in each Investment Division and in the General Account bears to Your total Contract Value. The Contingent Deferred
Sales Charge will be determined without reference to the source of the withdrawal. The charge will be determined by reference to the Contract Year at the time of the withdrawal.

Charges Against The Separate Account

The amount in Your Contract Value which is allocated to the Investment Divisions of Our Separate Account will be reduced by any fees and charges allocated to the Investment Divisions of Our Separate Account.

Administrative Charge

We make a daily charge to cover Our administrative expenses incurred to operate the Separate Account. The effective annual rate of this charge is
 .15% of the value of the assets in the Separate Account. This charge is reflected in the unit values for the Investment Divisions of the Separate Account and cannot be increased.

Charge for Assuming Mortality and Expense Risks.

 A deduction is made daily from each Investment Division at an annual rate of 1.25% of the assets held in the Investment Division. This charge is reflected in the unit values and may not be increased by Midland. This charge is not assessed against amounts invested under the General
Account or amounts effected as a fixed dollar annuity. We expect a profit from this charge.

Contract Maintenance Charge

 We will deduct a Contract Maintenance Charge of $35.00 on each Contract Anniversary on or before the Maturity Date if Your Contract Value is less than $50,000 on the Anniversary. This charge is intended to cover Our recordkeeping and other expenses incurred to maintain the Contracts. The charge is deducted from each Investment Division and the General Account in the same proportion as the value of Your interest in each Investment Division and in the General Account bears to the total Contract Value. If the Contract is surrendered during a Contract Year, We will deduct the full Contract Maintenance Charge for the current Contract Year at that time if Your Contract Value is less than $50,000.

We may reduce the Contract Maintenance Charge for contracts issued in a manner that results in savings of administrative expenses. The amounts of reductions will be considered on a case-by-case basis and will reflect the reduced administrative expenses we expect.

Transfer Charge

Currently, before the Maturity Date, You may make an unlimited number of transfers of Contract Value in each Contract Year without charge. We reserve the right to assess a charge of $25 after the fifteenth transfer in a Contract Year. To make a transfer, contact Us at Our Home Office.

If We charge You for making a transfer, We will allocate the charge to the Investment Divisions from which the transfer is being made in equal proportion to such Investment Divisions. For example, if the transfer is made from two Investment Divisions, the transfer charge allocated to each of the Investment Divisions will be $12.50. All transfers included in one transfer request count as one transfer for purposes of any fee.

Charges In The Funds

The Funds make a charge for managing investments and providing services. These charges vary by portfolio.

The VIP, the VIP II, and the VIP III Portfolios have an annual management fee that is the sum of an individual fund fee rate, and a group fee rate which is based on the monthly average net assets of the mutual funds advised by Fidelity Management & Research Company. In addition, each of these portfolios' total operating expenses will include fees for management, shareholder services and other expenses, such as custodial, legal, accounting and other miscellaneous fees. See the VIP, VIP II and VIP III prospectus for additional information on how these charges are determined and on the minimum and maximum charges allowed.

The American Century Variable Portfolios have annual management fees that are based on the monthly average of the net assets in each of the portfolios. See the American Century VP prospectus for details.
Also see the table titled Portfolio Annual Expenses on page 4.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Home Office and telling Us what changes You wish to make. These changes will go into effect as of the date We receive Your request at Our Home Office and will affect transactions on and after that date. While the Dollar Cost Averaging program is in effect, the allocation percentages that apply to any premiums received will be the Dollar Cost Averaging allocation percentages unless you specify otherwise. (See Dollar Cost Averaging, page 11).

The General Account

Subject to certain limitations described below, You may allocate some or all of Your Contract Value to the General Account, which pays interest at a declared rate. The principal is guaranteed by Us. The General Account supports Our insurance and annuity obligations including Our obligations under the General Account. In certain states, allocations to and transfers to and from the General Account are not permitted. Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General
Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus for Your information which relate to the General Account.

Amounts In The General Account

You may accumulate amounts in the General Account by:
allocating premium,
transferring amounts from the Investment Divisions of Our Separate
Account, or
earning interest on amounts You already have in the General Account.
The maximum amount that can be allocated to the General Account through allocation of premiums and net transfers (amounts transferred in less amounts transferred out) over the life of the Contract is $250,000. The amount You have in the General Account at any time is the sum of all premiums allocated to that account, all transfers and all earned interest. This amount is reduced by amounts transferred out or withdrawn and deductions allocated to the General Account.

Adding Interest To Your Amounts In The General Account

We pay interest on all amounts that You have in the General Account. The annual interest rates will never be less than the minimum guaranteed interest rate of 3.0%. We may, at the sole discretion of Our Board of Directors, credit interest in excess of 3.0%. You assume the risk that interest credited may not exceed 3.0%. We currently intend to guarantee the interest rate for one year periods starting at the beginning of each calendar year. Interest is compounded daily at an effective annual rate that equals the annual rate declared by Our Board of Directors.

Transfers

You may request a transfer between the General Account and one or more of the Investment Divisions of Our Separate Account. However, only two transfers are allowed from the General Account per Contract Year and the total amount transferred from the General Account in any Contract Year is limited to the larger of:
25% of the amount in the General Account at the beginning of the Contract year, or $1,000.

Additional Information About Variable Annuities

Contract Periods, Anniversaries

We measure Contract Years, Contract Months and Contract Anniversaries (annual and monthly) from the Contract Date shown on the Contract Information page of Your Contract. Each Contract Month begins on the same day in each calendar month as the day of the month in the Contract Date. The calendar days of 29, 30, and 31 are not used.

Generally, when We refer to the age of the Annuitant, We mean his or her age on the birthday nearest to that particular date.

Inquiries

You can make any inquiries about Your Contract by writing or calling Us at Our Home Office.

FEDERAL TAX STATUS
Introduction
THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT
INTENDED AS TAX ADVICE.

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a Contract. Any person concerned about these tax implications should consult a competent tax adviser before making a premium payment. This discussion is based upon Midland's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.
The Qualified Contracts are designed for use by individuals in connection with retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 401, 403(a), 403(b) or 408 of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the contributions, Contract Value, on annuity payments and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned and on Our tax status. In addition, certain requirements must be satisfied in purchasing a qualified contract in connection with a tax qualified plan in order to receive favorable tax treatment. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. With respect to qualified Contracts an endorsement of the Contract and/or limitations or penalties imposed by the Internal Revenue Code may impose limits on premiums, withdrawals, distributions or benefits, or on other provisions of the Contracts. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements and the tax treatment of the rights and benefits of a Contract. The following discussion assumes the Qualified Contracts are purchased in connection with retirement plans that qualify for special federal income tax treatment described above.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department (Treasury Department), adequately diversified.

Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.

We intend that all Funds underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

In certain circumstances, owners of variable contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversifications, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Contract Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyowners may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating premium payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, We do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Taxation of Annuities in General

Nonqualified Policies. The following discussion assumes that the Contract will qualify as an annuity contract for federal income tax purposes. "Investment in the Contract" refers to premiums paid less any prior withdrawals of premiums where prior withdrawals are treated as being earnings first.

Section 72 of the Code governs taxation of annuities in general. We believe that the owner generally is not taxed on increases in the value of a Contract until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Contract Value (i.e., "withdrawals") or as annuity payments under the annuity income option elected. The exception to this rule is the treatment afforded to owners that are not natural persons. Generally, an owner of a contract who is not a natural person must include in income any increase in the excess of the owner's contract value over the owner's Investment in the Contract during the taxable year, even if no distribution occurs. There are, however, exceptions to this rule which You may wish to discuss with Your tax counsel. The following discussion applies to Contracts owned by natural persons.

The taxable portion of a distribution (in the form of an annuity or lump sum payment) is taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value generally will be treated as a distribution.
Generally, in the case of a withdrawal under a nonqualified contract, amounts received are first treated as taxable income to the extent that the Contract Value immediately before the withdrawal exceeds the Investment in the Contract at that time. Any additional amount is not taxable. Although the tax consequences may vary depending on the annuity income option elected under the Contract, in general, only the portion of the annuity payment that represents the amount by which the Contract
Value exceeds the Investment in the Contract will be taxed. For fixed annuity payments, in general, there is no tax on the amount of each payment which represents the same ratio that the Investment in the Contract bears to the total expected value of the annuity payment for the term of the payment; however, the remainder of each annuity payment is taxable. For variable annuity payments, in general, a specific dollar amount of each payment is not taxed. The dollar amount is determined by dividing the Investment in the Contract by the total number of expected periodic payments. The remainder of each annuity payment is taxable.
Any distribution received subsequent to the investment in the Contract being recovered will be fully taxable.

Amounts may be distributed from a Contract because of the death of the Owner or an Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a withdrawal from the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. For these purposes, the Investment in the Contract is not affected by an Owner's or Annuitant's death. That is, the Investment in the Contract remains the amount of any premiums paid which were not excluded from gross income.

In the case of a distribution pursuant to a nonqualified contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the owner is actual age 59-1/2, (2) made as a result of death or disability of the owner, or (3) received in substantially equal payments as a life annuity (subject to special "recapture" rules if the series of payments is subsequently modified). Other tax penalties may apply to certain distributions under a Qualified Contract.

Possible Changes in Taxation. In past years, legislation has been proposed
    proposed from time to timein the U.S. Congress      that would have
adversely modified the federal taxation of certain annuities.     For
example, one such proposal would have changed that tax treatment of nonqualified annuities that did not have "substantial life contingencies"
by taxing income as it is credited to the annuity.     Although as
of the date of this Prospectus Congress was not actively considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change.)

Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, payee or other beneficiary who is not also the Owner, the selection of certain Maturity Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange of a Contract should contact a competent tax advisor with respect to the potential tax effects of such transaction.

Multiple Contracts. All nonqualified deferred annuity contracts entered into after October 12, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under Code Section 72(e). The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same Owner. Accordingly, a Contract Owner should consult a competent tax advisor before purchasing more than one annuity contract.

Qualified Policies. The rules governing the tax treatment of distributions under qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Generally, in the case of a distribution to a participant or beneficiary under a Contract purchased in connection with these plans, only the portion of the payment in excess of the Investment in the Contract allocated to that payment is subject to tax. The Investment in the Contract equals the portion of premiums invested in the Contract that were not excluded from Your gross income, and may be zero. In general, for allowed withdrawals, a ratable portion of the amount received is taxable, based on the ratio of the Investment in the Contract to the total Contract Value. The amount excluded from a taxpayer's income will be limited to an aggregate cap equal to the Investment in the Contract. The taxable portion of annuity payments is generally determined under the same rules applicable to nonqualified contracts. However, special favorable tax treatment may be available for certain distributions
(including lump sum distributions). Adverse tax consequences may result from distributions prior to age 59-1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in certain other circumstances. For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which You (or the plan participant) (i) reach age 70 1/2 or (ii) retire, and must be made in a specified form or manner. If the plan participant is a "5 percent owner"
(as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which You (or the plan participant) reach age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which You (or the plan participant) reach age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to Your death.

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A Qualified Contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Code sections 219 and 408 permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." Individual Retirement Annuities are subject to limitations on the amount that may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of retirement plans may be placed into an Individual Retirement Annuity on a tax deferred basis. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees.

Code section 401(a) permits employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

Our Income Taxes

The operations of Our Separate Account are included in Our federal income tax return and We pay no tax on investment income and capital gains reflected in Variable Annuity Contract reserves. However, the 1990 Tax Act requires a negative reserve, based on premiums, to be established. This reserve will cause Our taxable income to increase. We reserve the right to charge the Separate Account for this and any other such taxes in the future if the tax law changes and We incur additional federal income taxes which are attributable to Our Separate Account. This charge will be set aside as a provision for taxes which We will keep in the Investment Divisions rather than in Our General Account. We anticipate that Our Owners would benefit from any investment earnings that are not needed to maintain this provision.

We may have to pay state and local taxes (in addition to applicable taxes based on premiums) in several states. At present, these taxes are not substantial. If they increase, however, charges may be made for such taxes when they are attributable to Our Separate Account.

Withholding

Distributions from Contracts generally are subject to withholding for Your federal income tax liability. The withholding rate varies according to the type of distribution and Your tax status. You will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a) plans and 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if You choose a
"direct rollover" from the plan to another tax-qualified plan o   rf     IRA.

The Interest and Dividend Tax Compliance Act of 1983 requires recipients, including those who have elected out of withholding, to supply their Taxpayer Identification Number (Social Security Number) to payers of distributions for tax reporting purposes. Failure to furnish this number when required may result in the imposition of a tax penalty and will subject the distribution to the withholding requirements of the law described above.

MATURITY DATE

Unless restricted by the laws of the state in which this Contract is delivered, the Maturity Date of the Contract is the Contract Anniversary nearest Attained Age 90 of the Annuitant You may elect a different Maturity Date by filing a written request to Us at least 31 days before the requested Maturity Date. The requested Maturity Date must be a Contract Anniversary. For The requested Maturity Date cannot be later than the Annuitant's Attained Age 90 and cannot be earlier than the tenth Contract Anniversary. For qualified Contracts the requested Maturity Date cannot be earlier than the date the Annuitant attains age 59-1/2.

If You have not previously specified otherwise and if You have not elected certain Systematic Withdrawal options, on the Maturity Date You may take the Cash Surrender Value (in some states, the Contract Value) in one sum or convert the Contract Value into an annuity payable to the Annuitant under one or more of the payment options described below.
Unless You choose otherwise, the amount in the General Account will be applied to a 10 Year Certain and Life fixed payout and the amount in the Separate Account will be applied to a 10 Year Certain and Life variable payout. The first monthly annuity payment will be made within one month after the Maturity Date. Variable payment options are not available in certain states.

EFFECTING AN ANNUITY

You may apply the proceeds of a withdrawal to effect an annuity. Unless you choose otherwise, the amount of the proceeds from the General
Acount will be applied to a 10 Year Certain and Life fixed payout and the amount of the proceeds from the Separate Account will be applied to a 10 Year Certain and Life variable payout.

Payment options will be subject to Our rules at the time of selection. Our consent is required when an optional payment is selected, and when the Payee either is an assignee or is not a natural person. Currently, the payment options are only available if the proceeds applied are $1,000 or more and the first periodic payment will be at least $20.
For annuity income options involving life income, the actual age of the Payee will affect the amount of each payment. Since payments to older Payees are expected to be fewer in number, the amounts of each annuity payment shall be greater than for younger Payees. For annuity income options that do not involve life income, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Also, payments which occur more frequently will be smaller than those occurring less frequently.
The Payee or any other person who is entitled to receive payment may name a successor to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the successor at any time.

We must approve any arrangements that involve more than one of the payment options, or a Payee who is not a natural person (for example, a corporation), or a Payee who is a fiduciary. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. This includes rules on the minimum amount We will pay under an option, minimum amounts for installment payments, withdrawal or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment), the naming of people who are entitled to receive payment and their successors, and the ways of proving age and survival.

You will make Your choice of a payment option when You apply for a Contract and may make any changes by writing to Our Home Office.

Fixed Options

Payments under the fixed options are not affected by the investment experience of any Investment Division of Our Separate Account. The value as of the Maturity Date will be applied to the fixed option selected. Thereafter, interest or payments are fixed according to the options chosen. The following fixed options are available:

Deposit Option: The money will stay on deposit with Us for a period that You and We agree upon. You will receive interest on the money at a declared interest rate.

Installment Options: There are two ways that We pay installments:

Fixed Period: We will pay the amount applied in equal installments plus applicable interest, for a specific number of years, for up to 30 years.

Fixed Amount: We will pay the sum in installments in an amount that You and We agree upon. We will pay the installments until We pay the original amount, together with any interest You have earned.

Monthly Life Income Option: We will pay the money as monthly income for life. You may choose any one of three ways to receive the income:
We will guarantee payments for at least 20 years (called "20 Years Certain and Life"); at least 10 years (called "10 Years Certain and Life);
or payment only for life. With a life only payment option, payments will only be made as long as the Payee is alive. Therefore, if a life only payment option is chosen and the Payee dies after the first payment, only one payment will be made.

Other: You may ask Us to apply the money under any option that We make available at the time the benefit is paid.

We guarantee interest under the Deposit Option at the rate of 2.75% a year, and under either Installment Option at 2.75% a year. We may also allow interest under the Deposit Option and under either Installment Option at a rate that is above the guaranteed rate.

Variable Options

Payments under the variable options are affected by the investment experience of the Investment Divisions of Our Separate Account. Variable payment options are not available in certain states.

The annuity tables contained in the Contract are based on a five percent (5%) assumed investment rate. This is a fulcrum rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the Investment Divisions is better or worse than the assumed investment rate. If the actual investment experience exceeds the assumed investment rate, the payment will increase. Conversely, if the actual investment experience is less than the assumed investment rate, payments will decrease.

To determine the dollar amount of the first monthly variable payment, the value in each Investment Division (as of a date not more than 10 business days prior to the Maturity Date) will be applied to the appropriate rate for the payout options selected using the age and sex (where permissible) of the Payee. The amount of the first payment will then be used to determine the number of Annuity Units for each Investment Division. The number of Annuity Units is used to determine the amount of subsequent variable payments.

The Annuity Unit Value for each Investment Division will be set at $10 on the first day there are contract transactions in Our Separate Account. Thereafter the Annuity Unit Value will vary with the investment experience of the Investment Division and will reflect the daily asset charge We make at an effective annual rate of 1.40%. The Annuity Unit Value will increase if the net investment experience (investment experience less the asset charge) is greater than the 5% assumed investment rate. The Annuity Unit Value will decrease if the net investment experience is less than the 5% assumed investment rate.
The amount of each subsequent variable payment will be determined for each Investment Division by multiplying the number of Annuity Units by the Annuity Unit Value.

Additional information on the variable annuity payments is contained in the Statement of Additional Information which can be obtained by writing to Our Home Office.

The following variable options are available:
Monthly Life Income Option: We will pay the money as monthly income for life. You may choose any one of three ways to receive the income:
We will guarantee payments for at least 10 years (called "10 Years Certain and Life"); at least 20 years (called "20 Years Certain and Life");
or payment only for life. With a life only payment option, payments will only be made as long as the Annuitant is alive. Therefore, if a life only payment option is chosen and the Payee dies after the first payment, only one payment will be made.

Other: You may ask Us to apply the money under any option that We make available at the time the benefit is paid.

Transfers after the Maturity Date

After the Maturity Date, one transfer per Contract Year may be made among the Investment Divisions of Our Separate Account. The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply. The transfer will take effect as of the date We receive Your request. Transfers after the annuity payments have started will be based on the Annuity Unit Values. There will be no transfer charge for this transfer. No transfers are allowed from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option.

ADDITIONAL INFORMATION

Your Voting Rights As an Owner

Fund Voting Rights

We invest the assets in the divisions of Our Separate Account in shares of the corresponding portfolios of the Funds. Midland is the legal owner of the shares and, as such, has the right to vote on certain matters. Among other things, We may vote to:

elect the Funds' Board of Directors,

ratify the selection of independent auditors for the Funds, vote on any other matters described in the Funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and change the investment objectives and policies.

Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your Contract. We will vote those shares at meetings of Fund shareholders according to Your instructions.

The Funds will determine how often shareholder meetings are held. As We receive notice of these meetings, We will solicit Your voting instructions. Although the Funds have held shareholder meetings approximately once a year, the Funds are not required to hold a meeting in any given year.
If We do not receive instructions in time from all Owners, We will vote shares for which no instructions have been received in a portfolio in the same proportion as We vote shares for which We have received instructions in that portfolio. We will also vote any Fund shares that We are entitled to vote directly due to amounts We have accumulated in Our Separate Account in the same proportions that Owners vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the Fund in Our own right or to restrict Owner voting, We may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the Fund portfolios in which Your assets have been invested. We determine the number of Fund shares in each division that are attributable to Your Contract by dividing the amount in Your Contract Value allocated to that division by the net asset value of one share of the corresponding Fund portfolio as of the record date set by the Fund's Board for the Fund's shareholders meeting. We count fractional shares.

If You have a voting interest, We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the Fund's adviser or the investment
policies of its portfolios.    We will advise You if We do and give Our
reasons in the next semiannual report to Owners.

Voting Privileges Of Participants In Other Companies

Currently, shares in the Funds are owned by other insurance companies to support their variable life insurance and variable annuity products as well as Our Separate Account. Those shares generally will be voted according to the instructions of the owners of insurance and annuity contracts issued by those other insurance companies. This will dilute the effect of the voting instructions of the Owners of Our Variable Annuities. We do not foresee any disadvantage to this. Nevertheless, the Funds' Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We think any Fund action is insufficient, We will see that appropriate action is taken to protect Our Owners.

Our Reports to Owners

Shortly after the end of each Contract Year, We will send You a report that shows Your Contract Value, information about Investment Divisions, and any transactions involving Your Contract Value that occurred during the year. Transactions include Your premium allocations and any transfers or withdrawals that You made in that year.

We will also send You semi-annual reports with financial information on the Funds, including a list of the investments held by each portfolio.
In addition, Our report will also contain any other information that is required by the insurance supervisory official in the jurisdiction in which this Contract is delivered.

Notices will be sent to You for transfers of amounts between Investment Divisions and certain other Contract transactions.
Performance
Performance information for the Investment Divisions may appear in reports and advertising to current and prospective Owners. The performance information is based on historical investment experience of the Investment Division and the Funds and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Fund share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any Contingent Deferred Sales Charges that would apply if You surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as the Contingent Deferred Sales Charge. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.
Because average annual total returns tend to smooth out variations in an Investment Division's returns, You should recognize that they are not the same as actual year-by-year results.

Some Investment Divisions may also advertise yield. These measures reflect the income generated by an investment in the Investment Divisions over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the Contingent Deferred Sales Charge. The standard quotations of yield reflect the Contract Maintenance Charge.

The VIP Money Market Investment Division may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Investment Division over a 7 day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The VIP II Investment Grade Bond and the VIP High
Income Investment Divisions may advertise a 30 day yield which reflects the income generated by an investment in the Investment Division over a 30 day period.

Midland may also advertise performance figures for the Investment
Divisions based on the performance of a Portfolio prior to the time the Separate Account commenced operations.

Your Beneficiary

You name Your Beneficiary when You apply for Your Contract. Unless
You have previously indicated otherwise, You may change the Beneficiary during the Annuitant's lifetime by writing to Our Home Office. If no Beneficiary is living when the Annuitant dies, We will pay the Death Benefit to the Annuitant's estate.

Assigning Your Contract

You may assign (transfer) Your rights in this Contract to someone else. If You do, You must send a copy of the assignment to Our Home Office. We are not responsible for any payment We make or any action We take before We receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership. An assignment may be a taxable event.

When We Pay Proceeds From This Contract

We will generally pay any Death Benefits, withdrawals, or loans within seven days after We receive the required form or request (and other documents that may be required for payment of Death Benefits) at Our
Home Office. Death Benefits are determined as of the date We receive due proof of death and the election of how the Death Benefit is to be paid.
We may, however, delay payment for one or more of the following reasons:
We cannot determine the amount of the payment because the New York
Stock Exchange is closed, because trading in securities has been restricted by the Securities and Exchange Commission, or because the SEC has declared that an emergency exists; or The SEC by order permits Us to delay payment to protect Our Owners.
We may also delay any payment until Your premium checks have cleared
Your bank.

We may defer payment of any withdrawal or surrender from the General Account for up to six months after We receive Your request.

Dividends

We do not pay any dividends on the Contract described in this prospectus.

Midland's Sales And Other Agreements

Sales Agreements

The Contract will be sold by individuals who, in addition to being licensed as life insurance agents for Midland National Life, are also registered representatives of Walnut Street Securities (WSS), the principal underwriter of the Contracts, or of broker-dealers which have entered into written sales agreements with WSS. WSS is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The mailing address for WSS is 670 Mason Ridge Center, Suite 300, St. Louis, MO 63141-
8557.

We may also sell Our Contracts through broker-dealers registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 which enter into selling agreements with Us. The commission for broker-dealers will be no more than that described above, except in the first year we may pay 6.7% of premiums.

Regulation

We are regulated and supervised by the South Dakota Insurance
Department. In addition, We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. This Contract has been filed with and approved by insurance officials in such states. As a result, the provisions of this Contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and that We are complying with applicable laws and regulations.
We are also subject to various federal securities laws and regulations.

Year 2000 Compliance Issues

Midland National Life is currently in the process of updating     its
their      administrative systems to accommodate all Year 2000 issues.
Midland does not anticipate any material financial impact in processing and completing the changes required to comply with the Year 2000 issues.

Discount for Midland Employees

Midland employees may receive a contribution to the Contract of 65% of the first year commission which would normally have been paid on the employee's first year premiums. This contribution will be paid by Midland.

Legal Matters

The law firm of Sutherland, Asbill & Brennan L L P , Washington, D.C., has provided advice regarding certain matters relating to federal securities laws.

Legal Proceedings

We are not involved in any material legal proceedings.

Experts

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company included in the Registration Statement have been audited by Coopers & Lybrand LLP, independent auditors, for the periods indicated in their report which appears in the Registration Statement. The financial statements audited by Coopers & Lybrand LLP have been included in reliance on their report given on their authority as experts in accounting and auditing.

Statement of Additional Information

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this Prospectus. This Statement of Additional Information can be acquired by checking the appropriate box on the application form, by writing Our Home Office, or by calling the Statement of Additional Information Toll Free number at 1-800-272-1642. The following is the Table of Contents for the Statement of Additional Information:


TABLE OF CONTENTS

	PAGE

THE CONTRACT

Non-Participation                                   3

Misstatement of Age or Sex                          3

Proof of Existence and Age                          3

Assignment                                          3

Annuity Data                                        3

Incontestability                                    3

Ownership                                           3

Entire Contract                                     3

Changes in the Contract                             3

Protection of Benefits                              3

Accumulation Unit Value                             3

Annuity Payments                                    4

CALCULATION OF YIELDS AND TOTAL RETURNS

VIP Money Market Investment Division Yield Calculation  4

Other Investment Division Yield Calculations            5

Total Return Calculations Assuming Surrender            5

Other Performance Data                                  6

Adjusted Historical Performance Data                    7

FEDERAL TAX MATTERS

Tax Free Exchanges (1035)                              8

Required Distributions                                 8

DISTRIBUTION OF THE CONTRACT                           9

SAFEKEEPING OF ACCOUNT ASSETS                          9

STATE REGULATION                                       9

RECORDS AND REPORTS                                    9

LEGAL PROCEEDINGS                                      9

LEGAL MATTERS                                          9

EXPERTS                                                9

OTHER INFORMATION                                      9

FINANCIAL STATEMENTS                                  10


VA2PROSA.TXT

STATEMENT OF ADDITIONAL INFORMATION FOR THE
FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY    II 2
CONTRACT

Offered by

MIDLAND NATIONAL LIFE INSURANCE COMPANY

Through Midland National Life Separate Account C

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Flexible Premium Deferred Variable
Annuity     II 2     Contract ("Contract") offered by Midland National Life
Insurance Company. You may obtain a copy of the Prospectus dated May
1, 1998, by writing to Midland National Life Insurance Company,
One Midland Plaza, Sioux Falls, SD 57193. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A
PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION
WITH THE PROSPECTUS FOR THE POLICY.

Dated May 1, 1998


TABLE OF CONTENTS               Page
THE CONTRACT
Non-Participation               3
Misstatement of Age or Sex      3
Proof of Existence and Age      3
Assignment                      3
Annuity Data                    3
Incontestability                3
Ownership                       3
Entire Contract                 3
Changes in the Contract         3
Protection of Benefits          3
Accumulation Unit Value         3
Annuity Payments                4

CALCULATION OF YIELDS AND TOTAL RETURNS

VIP Money Market Investment Division Yield Calculation  4
Other Investment Division Yield Calculations            5
Total Return Calculations    Assuming Surrender         5
Other Performance Data                                  6
Adjusted Historical Performance Data                    7

FEDERAL TAX MATTERS

Tax Free Exchanges (1035)       8

Required Distributions          8

DISTRIBUTION OF THE CONTRACT    9
SAFEKEEPING OF ACCOUNT ASSETS   9
STATE REGULATION                9
RECORDS AND REPORTS             9
LEGAL PROCEEDINGS               9
LEGAL MATTERS                   9
EXPERTS                         9
OTHER INFORMATION              10
FINANCIAL STATEMENTS           10

THE CONTRACT

Non-Participation

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of Midland.

Misstatement of Age or Sex

If the age or sex of the Annuitant or any other payee has been misstated in the application, the Annuity payable under the Contract will be whatever the Contract Value of the Contract would purchase on the basis of the correct age or sex of the Annuitant and/or other payee, if any, on the date Annuity Payments begin. Any overpayment or underpayments by Midland as a result of any such misstatement will be corrected using an interest rate of 6% per year.

Proof of Existence and Age

Before making any payment under the Contract, we may require proof of the existence and/or proof of the age of the Owner or Annuitant.

Assignment

No assignment of a Contract will be binding on Midland unless made in writing and sent to us at our Home Office. Midland is not responsible for the adequacy of any assignment. The Owner's rights and the interest of any Beneficiary not designated irrevocably will be subject to the rights of any assignee of record.

Annuity Data

We will not be liable for obligations which depend on receiving information from a payee until such information is received in a satisfactory form.

Incontestability

The Contract is incontestable after it has been in force, during the Annuitant's lifetime, for two years.

Ownership

Before the Annuitant's death, only the Owner will be entitled to the rights granted by the Contract or allowed by Midland under the Contract, except that the right to choose a Payment Option will belong to the Payee, unless otherwise specified. If the Owner is an individual and dies before the Annuitant, the rights of the Owner belong to the estate of the Owner unless this Contract has been endorsed to provide otherwise.

Entire Contract

We have issued the Contract in consideration of the application and payment of the first premium. A copy of the application is attached to and is a part of the Contract. The Policy Form with the application and any riders make the entire Contract. All statements made by or for the Annuitant are considered representations and not warranties. Midland will not use any statement in defense of a claim unless it is made in the application and a copy of the application is attached to the Contract when issued.

Changes in the Contract

Only Midland's President, a Vice President, the Secretary or an Assistant Secretary of our Company have the authority to make any change in the Contract and then only in writing. We will not be bound by any promise or representation made by any other person.

Midland may not change or amend the Contract, except as expressly provided in the Contract, without the Owner's consent. However, we may change or amend the Contract if such change or amendment is necessary for the Contract to comply with any state or federal law, rule or regulation.

Protection of Benefits

To the extent permitted by law, no benefit under the Contract will be subject to any claim or process of law by any creditor.

Accumulation Unit Value

We determine Accumulation Unit Values for the Investment Division of
Our Separate Account at the end of each Business Day. The Accumulation Unit Value for each Investment Division was set at $10.00 on the first day there were contract transactions in Our Separate Account. After that, the Accumulation Unit Value for any Business Day is equal to the Accumulation Unit Value for the preceding Business Day multiplied by the net investment factor for that division on that Business Day.
We determine the net investment factor for each Investment Division every Business Day as follows:

First, We take the value of the shares belonging to the division (including any shares from reinvested dividends or capital gain distributions) in the corresponding Fund portfolio at the close of business that day (before giving effect to any contract transaction for that day, such as premium payments or surrenders). For this purpose, We use the share value reported to Us by the Fund.

Then, We divide this amount by the value of the amounts in the Investment Division at the close of business on the preceding Business Day (after giving effect to any contract transactions on that day). Then, We subtract a daily asset charge for each calendar day between Business Days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge is .0038626% which is an effective annual rate of 1.40%. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account.

Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the Funds, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the Investment Divisions.

The amount of each variable annuity payment will be affected by the investment performance of the Investment Divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each Investment Division by applying the value in the Investment Division, as of a date not more than 10 business days prior to the Maturity Date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the Annuitant. The number of Annuity Units for each Investment Division is then calculated by dividing the first variable annuity payment for that Investment Division by the Investment Division's Annuity Unit Value as of the same date.

The dollar amount of each subsequent payment from an Investment
Division is equal to the number of Annuity Units for that Investment Division times the Annuity Unit value for that Investment Division as of a uniformly applied date not more than ten business days before the annuity payment is due.

The payment made to the Annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each Investment Division.

The Annuity Unit Value for each Investment Division was set at $10 on the first day there were contract transactions in Our Separate Account. After that, the Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:
(1) = the Annuity Unit Value for the preceding business day:
(2) = the net investment factor (as described above) for that division on that business day.
(3) = the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the Maturity Date will only be allowed once per Contract Year and will be made using the Annuity Unit Value for the Investment Divisions on the date the request for transfer is received. On the transfer date, the number of Annuity Units transferred from the Investment
Division is multiplied by the Annuity Unit Value for that Investment Division to determine the value being transferred. This value is then transferred into the indicated Investment Division(s) by converting this value into Annuity Units of the proper Investment Division(s). The
Annuity Units are determined by dividing the value being transferred into an Investment Division by the Annuity Unit value of the Investment
Division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.

CALCULATION OF YIELDS AND TOTAL RETURNS

VIP Money Market Investment Division Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland is required to compute the VIP Money Market
Investment Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses or shares of the VIP Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation

    and
income other than Investment Income    ) in the value of a hypothetical
account having a balance of one unit of the VIP Money Market Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the contract maintenance charge, annual administrative expenses, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the VIP Money Market Investment Division of the Separate Account will be lower than the yield for the VIP Money Market Portfolio or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland to disclose the effective yield of the VIP Money Market Investment Division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the VIP Money Market Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The VIP Money Market Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the VIP Money Market Portfolio Fund or substitute funding vehicle, the types and quality of portfolio securities held by the VIP Money Market Portfolio Fund or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any Contingent Deferred Sales Charge that may be applicable to a particular Contract. The annualized yield for the seven-day period ending 12/31/97 was 4.07%.

Other Investment Division Yield Calculations

Midland may from time to time disclose the current annualized yield of one or more of the Investment Divisions (except the Money Market
Investment Division) for 30-day periods. The annualized yield of an Investment Division refers to income generated by the Investment
Division over a specified 30-day period. Because the yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD = 2 [ (a - b + 1)6 - 1 ]
	      cd
Where:  a =     net investment income earned during the period by the
Fund (or substitute funding vehicle) attributable to shares owned by the Investment Division.
	b =     expenses accrued for the period (net of reimbursements).
	c =     the average daily number of units outstanding during the
period.
	d =     the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Owner accounts. The yield calculations do not reflect the effect of any Contingent Deferred Sales Charges that may be applicable to a particular Contract. Contingent Deferred Sales Charges range from 8% to 0% of the amount of Premium withdrawn depending on the time elapsed between each premium payment and the withdrawal.

Because of the charges and deductions imposed by the Separate Account the yield of the Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment
Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund, and its operating expenses.

We currently do not advertise yields for any Investment Division.

   Standard     Total Return Calculations Assuming Surrender

Midland may from time to time also disclose average annual total returns for one or more of the Investment Divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
P (1 + T)n = ERV
Where:  P =     an assumed initial payment of $1,000
       	T =     average annual total return
       	n =     number of years
       	ERV =   ending redeemable value of an assumed
              		$1,000 payment made at the beginning of
              		the one, five, or ten-year period, at the
               	end of the one, five, or ten-year period
              		(or fractional portion thereof).

All recurring fees that are charged to all Owner accounts are recognized in the ending redeemable value. The standard average annual total return calculations which assume the Contract is surrendered will reflect the effect of Contingent Deferred Sales Charges that may be applicable to a particular period.

The following is the average annual total return information for the Investment Divisions of Separate Account C based on the assumption that the contract is surrendered at the end of the time period shown. The returns reflect the impact of any applicable contingent deferred sales charge.

		Investment Division                      Inception of the     1-Year Period
		with                                     Investment Division     Ended
		 Inception Date                          to 12/31/97             12/31/97
VIP Money Market (10/24/93)                   2.35%               -3.33%
VIP II Investment Grade Bond (10/24/93)       3.30%                0.20%
VIP High Income (10/24/93)                    9.76%                8.67%
VIP II Asset Manager (10/24/93)               9.16%               11.61%
VIP II Index 500 (10/24/93)                  19.43%               23.47%
VIP Equity-Income (10/24/93)                 17.57%               18.95%
VIP Growth (10/24/93)                        14.53%               14.40%
VIP Overseas (10/24/93)                       6.94%                2.65%
VIP II Contrafund (10/24/93)                 21.06%               15.05%
VIP II Asset Manager: Growth (5/1/95)        19.36%               15.96%
VIP III Balanced (5/1/97)                       N/A                  N/A
VIP III Growth & Income (5/1/97)                N/A                  N/A
VIP III Growth Opportunities (5/1/97)           N/A                  N/A
American Century VP Balanced (5/1/97)           N/A                  N/A
American Century VP Capital Appreciation (5/1/97)   N/A                  N/A
American Century VP Value (5/1/97)              N/A                  N/A
American Century VP International (5/1/97)      N/A                  N/A
   American Century VP Income & Growth (5/1/98) N/A                N/A

N/A - The return information    the Investment Division isfor the funds are
     not reflected as the funds had not been included in Midland National Life Separate Account C for more than 12 months at 12/31/1997.

Midland may from time to time also disclose average annual total returns in a format which assumes the Contract is kept in-force through the time period shown. Such returns will be identical to the standard format which assumes the Contract is surrendered except that the Contingent Deferred Sales
Charge percentage will be assumed to be    zero0%    . The returns which
assume the Contract is kept in-force will only be shown in conjunction with returns which assume the Contract is surrendered.

The following is the average annual total return information for the Investment Division of Separate Account C based on the assumption that the contract is kept in-force through the end of the time period shown. The
   Cc    ontingent    Dd    eferred    Ss    ales    Cc    harges are set
to zero.

		Investment Division                       Inception of the    1-Year Period
			with                                     Investment Division     Ended
		Inception Date                            to 12/31/97             12/31/97
VIP Money Market (10/24/93)                       3.53%                3.87%
VIP II Investment Grade Bond (10/24/93)           4.44%                7.40%
VIP High Income (10/24/93)                       10.71%               15.87%
VIP II Asset Manager (10/24/93)                  10.12%               18.81%
VIP II Index 500 (10/24/93)                      20.15%               30.67%
VIP Equity-Income (10/24/93)                     18.33%               26.15%
VIP Growth (10/24/93)                            15.36%               21.60%
VIP Overseas (10/24/93)                           7.96%                9.85%
VIP II Contrafund (10/24/93)                     22.75%               22.25%
VIP II Asset Manager: Growth (5/1/95)            21.09%               23.16%
VIP III Balanced (5/1/97)                           N/A                  N/A
VIP III Growth & Income (5/1/97)                    N/A                  N/A
VIP III Growth Opportunities (5/1/97)               N/A                  N/A
American Century VP Balanced (5/1/97)               N/A                  N/A
American Century VP Capital Appreciation (5/1/97)   N/A                  N/A
American Century VP Value (5/1/97)                  N/A                  N/A
American Century VP International (5/1/97)          N/A                  N/A
   American Century VP Income & Growth (5/1/98)     N/A              N/A

N/A - The return information for the funds are not reflected as the funds had not been included in Midland National Life Separate Account C for more than 12 months at 12/31/1997.


Other Performance Data

Midland may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula. The cumulative returns which assume the Contract is kept in-force assume that the Contingent Deferred Sales Charge percentage will be 0%.

CTR = [ERV/P] - 1

Where:  CTR =   the cumulative total return net of Investment Division
recurring charges for the period.

	ERV =   ending redeemable value of an assumeda hypothetical
$1,000 payment at the beginning of the one, five, or ten year period at the end of the one, five, or ten-year period (or fractional portion thereof).
	P      =   an assumed initial payment of $1,000

The returns which assume the Contract is kept in-force will only be shown in conjunction with returns which assume the Contract is surrendered.

Midland may also disclose the value of an assumed payment of $10,000
   (or oterh amounts)     at the end of various periods of time.

The following is the cumulative total return information for the Investment Division of Separate Account C. The returns are based on the assumption that the contract is surrendered at the end of the time period shown and the returns reflect the impact of any applicable Contingent Deferred Sales Charge.

	Investment Division                        Inception of the      1-Year Period
	with                                       Investment Division    Ended
	Inception Date                             to 12/31/97            12/31/97
VIP Money Market (10/24/93)                    10.24%                 -3.33%
VIP II Investment Grade Bond (10/24/93)        14.56%                  0.20%
VIP High Income (10/24/93)                     47.74%                  8.67%
VIP II Asset Manager (10/24/93)                44.35%                 11.61%
VIP II Index 500 (10/24/93)                   110.36%                 23.47%
VIP Equity-Income (10/24/93)                   96.99%                 18.95%
VIP Growth (10/24/93)                          76.55%                 14.40%
VIP Overseas (10/24/93)                        32.43%                  2.65%
VIP II Contrafund (10/24/93)                   66.60%                 15.05%
VIP II Asset Manager: Growth (5/1/95)          60.43%                 15.96%
VIP III Balanced (5/1/97)                         N/A                    N/A
VIP III Growth & Income (5/1/97)                  N/A                    N/A
VIP III Growth Opportunities (5/1/97)             N/A                    N/A
American Century VP Balanced (5/1/97)             N/A                    N/A
American Century VP Capital Appreciation (5/1/97) N/A                    N/A
American Century VP Value (5/1/97)                N/A                    N/A
American Century VP International (5/1/97)        N/A                    N/A
   American Century VP Income & Growth (5/1/98)   N/A                 N/A

N/A - The return information for the funds are not reflected as the funds had not been included in Midland National Life Separate Account C for more than 12 months at 12/31/1997.

The following is the cumulative total return information for the Investment Division of Separate Account C. The returns are based on the assumption that the contract is kept in-force through the end of the time period shown and the contingent deferred sales charges are set to zero.


	 Investment Division                      Inception of the      1-Year Period
	    with                                  Investman Division    Ended
	 Inception Date                           to 12/31/97           12/31/97
VIP Money Market (10/24/93)                    15.64%              3.87%
VIP II Investment Grade Bond (10/24/93)        19.96%              7.40%
VIP High Income (10/24/93)                     53.14%             15.87%
VIP II Asset Manager (10/24/93)                49.75%             18.81%
VIP II Index 500 (10/24/93)                   115.76%             30.67%
VIP Equity-Income (10/24/93)                  102.39%             26.15%
VIP Growth (10/24/93)                          81.95%             21.60%
VIP Overseas (10/24/93)                        37.83%              9.85%
VIP II Contrafund (10/24/93)                   72.90%             22.25%
VIP II Asset Manager: Growth (5/1/95)          66.73%             23.16%
VIP III Balanced (5/1/97)                         N/A               N/A
VIP III Growth & Income (5/1/97)                  N/A               N/A
VIP III Growth Opportunities (5/1/97)             N/A               N/A
American Century VP Balanced (5/1/97)             N/A               N/A
American Century VP Capital Appreciation (5/1/97) N/A               N/A
American Century VP Value (5/1/97)                N/A               N/A
American Century VP International (5/1/97)        N/A               N/A
   American Century VP Income & Growth (5/1/98)   N/A               N/A

N/A - The return information for the funds are not reflected as the funds had not been included in Midland National Life Separate Account C for more than 12 months at 12/31/1997.

Adjusted Historical Performance Data

Midland may also disclose adjusted historical performance data for an Investment Division for periods before the Investment Division commenced operations, based on the assumption that the Investment
Division was in existence before it actually was, and that the Investment Division had been invested in a particular portfolio that was in existence prior to the Investment Division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the Investment Division will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of a hypothetical $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a "Contract Charges" factor to reflect the charges imposed under the Contract. This Contract Charges factor is calculated by adding the daily charge for mortality and expense risks (1.25% annually) to the daily Administrative Charge (0.15% annually), and then adding an additional amount that adjusts for the annual $35 Contract Maintenance Charge. This additional amount is based on an average Contract Value of $27,000 so it is calculated as $35 $27,000, or 0.13%.annually. The total of these three amounts is then divided by 12 to get the monthly Contract Charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the Investment Division. The Contract Charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value ("ERV") of an assumed 1,000 initial payment in the Investment Division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of    hypothetical     performance data may be disclosed on both an
average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the Contract is not surrendered (i.e., with no deduction for the Contingent Deferred Sales Charge) and assuming that the Contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable Contingent Deferred Sales Charge).

The following is the average annual total return information based on the assumption that the contract is surrendered at the end of the time period shown. The impact of any applicable contingent deferred sales charges are reflected in the returns. The returns assume that each of the Investment Divisions had been available to Separate Account C since the Portfolio Inception date.


	Investment Division                             Inception of the     10-Year Period    5-Year Period
	with Portfolio                                  Portfolio to         Ended             Ended
	Inception Date                                  12/31/97             12/31/97          12/31/97
VIP Money Market (4/1/82)                            5.27%                4.26%             2.28%
VIP II Investment Grade Bond (12/5/88)               6.64%                  N/A             4.61%
VIP High Income (9/19/85)                           10.74%               11.11%            11.51%
VIP II Asset Manager (9/6/89)                       11.02%                  N/A            10.57%
VIP II Index 500 (8/27/92)                          17.61%                  N/A            17.56%
VIP Equity-Income (10/9/86)                         12.92%               14.97%            17.81%
VIP Growth (10/9/86)                                13.81%               15.43%            15.64%
VIP Overseas (1/28/87)                               6.56%                7.97%            11.72%
VIP II Contrafund (1/3/95)                          24.89%                  N/A               N/A
VIP II Asset Manager: Growth (1/3/95)               19.42%                  N/A               N/A
VIP III Balanced (1/3/95)                           11.84%                  N/A               N/A
VIP III Growth & Income (12/31/96)                  19.51%                  N/A               N/A
VIP III Growth Opportunities (1/3/95)               23.50%                  N/A               N/A
American Century VP Balanced (5/1/91)                8.91%                  N/A             8.83%
American Century VP Capital Appreciation (11/20/87)  7.66%                7.05%             3.22%
American Century VP Value (5/1/96)                  17.34%                  N/A               N/A
American Century VP International (5/1/94)           7.43%                  N/A               N/A
   American Century VP Income & Growth (10/30/97)    N/A                    N/A               N/A

   There are no returns shown for the American Century VP Income & Growth Investment Division since the fund was formed within 12 months of year ending 12/31/1997.

The following is the average annual total return information based on the assumption that the contract is kept in-force through the end of the time period shown. The contingent deferred sales charges are assumed to be zero. The returns assume that each of the Investment Divisions had been available to Separate Account C since the Portfolio Inception date.

	Investment Division                              Inception of the     10-Year Period       5-Year Period
	with Portfolio                                   Portfolio to         Ended                Ended
	Inception Date                                   12/31/97             12/31/97             12/31/97
VIP Money Market (4/1/82)                            5.27%                4.26%                3.25%
VIP II Investment Grade Bond (12/5/88)               6.64%                  N/A                5.50%
VIP High Income (9/19/85)                           10.74%               11.11%               12.20%
VIP II Asset Manager (9/6/89)                       11.02%                  N/A               11.28%
VIP II Index 500 (8/27/92)                          18.02%                  N/A               18.12%
VIP Equity-Income (10/9/86)                         12.92%               14.97%               18.36%
VIP Growth (10/9/86)                                13.81%               15.43%               16.24%
VIP Overseas (1/28/87)                               6.56%                7.97%               12.40%
VIP II Contrafund (1/3/95)                          26.23%                  N/A                  N/A
VIP II Asset Manager: Growth (1/3/95)               20.88%                  N/A                  N/A
VIP III Balanced (1/3/95)                           13.50%                  N/A                  N/A
VIP III Growth & Income (12/31/96)                  26.71%                  N/A                  N/A
VIP III Growth Opportunities (1/3/95)               24.87%                  N/A                  N/A
American Century VP Balanced (5/1/91)                9.24%                  N/A                9.59%
American Century VP Capital Appreciation (11/20/87)  7.66%                7.05%                4.16%
American Century VP Value (5/1/96)                  21.18%                  N/A                  N/A
American Century VP International (5/1/94)           8.82%                  N/A                  N/A
   American Century VP Income & Growth (10/30/97)      N/A                  N/A                  N/A

   There are no returns shown for the American Century VP Income & Growth Investment Division since the fund was formed within 12 months of year ending 12/31/1997.

The following is the cumulative total return information based on the assumption that the contract is surrendered at the end of the time period shown. The impact of any applicable contingent deferred sales charges are reflected in the returns. The returns assume that each of the Investment Divisions had been available to Separate Account C since the Portfolio Inception date.


	Investment Division                              Inception of the   10-Year Period        5-Year Period
	with Portfolio                                   Portfolio to       Ended                 Ended
	Inception Date                                   12/31/97           12/31/97              12/31/97
VIP Money Market (4/1/82)                            124.57%             51.75%                11.95%
VIP II Investment Grade Bond (12/5/88)                79.21%                N/A                25.27%
VIP High Income (9/19/85)                            250.35%            186.84%                72.43%
VIP II Asset Manager (9/6/89)                        138.70%                N/A                65.27%
VIP II Index 500 (8/27/92)                           138.07%                N/A               124.51%
VIP Equity-Income (10/9/86)                          291.68%            303.55%               126.90%
VIP Growth (10/9/86)                                 327.70%            319.84%               106.77%
VIP Overseas (1/28/87)                               100.28%            115.23%                74.02%
VIP II Contrafund (1/3/95)                            94.70%                N/A                   N/A
VIP II Asset Manager: Growth (1/3/95)                 70.23%                N/A                   N/A
VIP III Balanced (1/3/95)                             39.79%                N/A                   N/A
VIP III Growth & Income (12/31/96)                    19.51%                N/A                   N/A
VIP III Growth Opportunities (1/3/95)                 88.16%                N/A                   N/A
American Century VP Balanced (5/1/91)                 76.77%                N/A                52.67%
American Century VP Capital Appreciation (11/20/87)  110.99%             97.55%                17.18%
American Century VP Value (5/1/96)                    30.58%                N/A                   N/A
American Century VP International (5/1/94)            30.08%                N/A                   N/A
   American Century VP Income & Growth (10/30/97)       N/A                 N/A                   N/A

   There are no returns shown for the American Century VP Income & Growth Investment Division since the fund was formed within 12 months of year ending 12/31/1997.

The following is the cumulative total return information based on the assumption that the contract is kept in-force through the end of the time period shown. The contingent deferred sales charges are assumed to be zero. The returns assume that each of the Investment Divisions had been available to Separate Account C since the Portfolio Inception date.

	Investment Division                              Inception of the      10-Year Period      5-Year Period
	with Portfolio                                   Portfolio to          Ended               Ended
	Inception Date                                   12/31/97              12/31/97            12/31/97
VIP Money Market (4/1/82)                            124.57%                51.75%              17.35%
VIP II Investment Grade Bond (12/5/88)                79.21%                   N/A              30.67%
VIP High Income (9/19/85)                            250.35%               186.84%              77.83%
VIP II Asset Manager (9/6/89)                        138.70%                   N/A              70.67%
VIP II Index 500 (8/27/92)                           142.57%                   N/A             129.91%
VIP Equity-Income (10/9/86)                          291.68%               303.55%             132.30%
VIP Growth (10/9/86)                                 327.70%               319.84%             112.17%
VIP Overseas (1/28/87)                               100.28%               115.23%              79.42%
VIP II Contrafund (1/3/95)                           101.00%                   N/A                 N/A
VIP II Asset Manager: Growth (1/3/95                  76.53%                   N/A                 N/A
VIP III Balanced (1/3/95)                             46.09%                   N/A                 N/A
VIP III Growth & Income (12/31/96)                    26.71%                   N/A                 N/A
VIP III Growth Opportunities (1/3/95)                 94.46%                   N/A                 N/A
American Century VP Balanced (5/1/91)                 80.37%                   N/A              58.07%
American Century VP Capital Appreciation (11/20/87)  110.99%                97.55%              22.58%
American Century VP Value (5/1/96)                    37.78%                   N/A                 N/A
American Century VP International (5/1/94)            36.38%                   N/A                 N/A
   American Century VP Income & Growth (10/30/97)        N/A                   N/A                 N/A

   There are no returns shown for the American Century VP Income & Growth Investment Division since the fund was formed within 12 months of year ending 12/31/1997.

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland accepts Premiums which are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the Contract, the Company does not differentiate between
Section 1035 Premiums and non-Section 1035 Premiums.

We also accept "rollovers" from Contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to "rollover" into an IRA (except 403(b) contracts). The Company differentiates between nonqualified Contracts and IRAs to the extent necessary to comply with federal tax laws.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any Nonqualified Contract to provide that (a) if any Owner dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed (1) within five years after the date of that Owner's death, or (2) as Annuity payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "Designated Beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary. The Owner's "Designated Beneficiary" is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Owner's Designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.
The Nonqualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

DISTRIBUTION OF THE CONTRACT

Walnut Street Securities (WSS), the principal underwriter of the Contract, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The address for WSS is as follows: Walnut Street Securities, 670 Mason Ridge Center, Suite 300, St. Louis, MO 63141-8557.

The Contracts are offered to the public through brokers, licensed under the federal securities laws and state insurance laws, that have entered into agreements with WSS. The offering of the Contracts is continuous and
WSS does not anticipate discontinuing the offering of the Contracts. However, WSS does reserve the right to discontinue the offering of the
Contracts.     Beginning January 1, 1998,     Midland     will pay an
underwriting commission to WSS equal topays     0.1625% of all    premiums
paid into the     Variable Annuity    II 2        premiumsContract as
underwriting commission to WSS.

Prior to June 1, 1996 Midland paid underwriting commissions to North American Management (NAM) since NAM was the principal underwriter of Midland's Variable Annuity contracts during this time.
The following table shows the aggregate dollar amount of underwriting commissions paid to NAM during the last three years. Such underwriting
commissions    wereare     not paid to WSS    during these periods.

		Underwriting
	Year    Commissions
	1995    $100,715.80
	1996    $99,593.61
	1997    0

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland. The assets are kept physically segregated and held separate and apart from our general account assets. Records are maintained of all Premiums and redemptions of Fund shares held by each of the Investment Divisions.

STATE REGULATION

Midland is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland. As presently required by the Investment Company
Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to Owners semi-annually at their last known address of record.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject that are material to the Contracts. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the Contracts has been provided by Sutherland, Asbill & Brennan L L P, of Washington, D.C.

EXPERTS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company included in this Statement of Additional Information and Registration Statement have been audited by Coopers & Lybrand LLP, independent auditors, for the periods indicated in their report thereon which appears elsewhere herein and in the Registration Statement. The financial statements and schedules audited by Coopers & Lybrand LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for Coopers & Lybrand LLP is as follows:

Coopers & Lybrand LLP
IBM Park Building, Suite 1300
650 Third Avenue S.
Minneapolis, MN  55402-4333

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The financial statements of    Midland National Life Separate Account C and
     Midland National Life Insurance Company should be considered only as bearing on the ability of Midland to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of Separate Account C.



VA2SAIA.TXT

Flexible Premium Deferred Variable Annuity Contract
(Variable Annuity)
Issued By:

Midland National Life Insurance Company (Through Midland National
Life Separate Account C)

One Midland Plaza  Sioux Falls, SD 57193  (605)

The Individual Flexible Premium Deferred Variable Annuity Contracts described in this Prospectus provide for accumulation of the Contract
Value and payment of annuity payments on a fixed or variable basis. Variable payment options are not available in certain states. The Contracts are designed to aid individuals in long term planning for retirement or other long term purposes.

The Contracts are available for retirement plans which do not qualify for the special federal tax advantages available under the Internal Revenue Code (Non-Qualified Plans) and for retirement plans which do qualify for the federal tax advantages available under the Internal Revenue Code (Qualified Plans).

This Prospectus generally describes only the variable portion of the Contract, except where the General Account is specifically mentioned.
The Variable Annuity pays a Death Benefit when the Annuitant dies before the Maturity Date if the Contract is still In Force. The Death Benefit is equal to the greater of the Contract Value or premiums paid less withdrawals.

You may withdraw part of the Contract Value, or completely surrender Your Contract for its Cash Surrender Value prior to the Maturity Date. You may incur a deferred sales charge, taxes and/or a tax penalty if You surrender Your Contract or make a partial withdrawal.
You may allocate amounts in Your Contract Fund to either Our General Account, which pays interest at a declared rate, or up to ten of the investment divisions of Our Separate Account C. In certain states, allocations to and transfers to and from the General Account are not permitted.

We invest each of the Investment Divisions of Our Separate Account in shares of a corresponding portfolio of Fidelity's Variable Insurance Products Fund (VIP), Fidelity's Variable Insurance Products Fund II (VIP
II), Fidelity's Variable Insurance Products Fund III (VIP III), or the American Century Variable Portfolios, Inc. (collectively called the "Funds"), mutual funds with a choice of portfolios.

The prospectuses for the Funds, which accompany this Prospectus, describes the investment objectives, policies, and risks of the Funds'
portfolios associated with the    following eighteen    divisions of
Our Separate Account:

VIP Money Market Portfolio
VIP High Income Portfolio
VIP Equity-Income Portfolio
VIP Growth Portfolio
VIP Overseas Portfolio
VIP II Asset Manager Portfolio
VIP II Investment Grade Bond Portfolio
VIP II Contrafund Portfolio
VIP II Asset Manager: Growth Portfolio
VIP II Index 500 Portfolio
VIP III Growth & Income Portfolio
VIP III Balanced Portfolio
VIP III Growth Opportunities Portfolio
American Century VP Capital Appreciation Portfolio
American Century VP Value Portfolio
American Century VP Balanced Portfolio
American Century VP International Portfolio
   American Century VP Income and Growth Portfolio

You bear the investment risk of this Contract for all amounts allocated to Separate Account C. To the extent that Your Contract Value is in Separate Account C, Your Contract Value will vary with the investment performance of the corresponding portfolios of the Funds; there is no minimum guaranteed fund value for amounts allocated to the Investment Divisions of Our Separate Account. An investment in the portfolios, including the VIP Money Market Portfolio, is neither insured nor guaranteed by the U.S. Government, and there is no assurance that the VIP Money Market Portfolio will be able to maintain a stable net asset value.

After the first premium, You may decide how much Your premium payments will be and how often You wish to make them, within limits.
You have a limited right to examine this Contract and return it to Us for a refund.

This Prospectus sets forth the information that a prospective investor should know before investing. A Statement of Additional Information about the Contract and Separate Account C is available free by writing Midland at the address above or by checking the appropriate box on the application form. The Statement of Additional Information, which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The table of contents of the Statement of Additional Information is included at the end of this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION NOR HAS THE COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

PLEASE READ THIS PROSPECTUS FOR DETAILS ON THE
CONTRACT BEING OFFERED TO YOU, AND KEEP IT FOR
FUTURE REFERENCE. THIS PROSPECTUS IS VALID ONLY WHEN
ACCOMPANIED BY CURRENT PROSPECTUSES FOR FIDELITY'S
VARIABLE INSURANCE PRODUCTS FUND, FIDELITY'S
VARIABLE INSURANCE PRODUCTS FUND II, FIDELITY'S
VARIABLE INSURANCE PRODUCTS FUND III, AND AMERICAN
CENTURY VARIABLE PORTFOLIOS, INC.

The date of this prospectus is May 1, 1998.

The Contracts Are Not A Deposit Of, Or Guaranteed Or Endorsed By,
Any Bank Or Depository Institution, And The Contract Is Not Federally Insured By The Federal Deposit Insurance Corporation, The Federal Reserve Board, Or Any Other Agency. The Contracts involve investment risk, including possible loss of principal.


Table of Contents

Definitions

FEE TABLE
PORTFOLIO ANNUAL EXPENSES (1)
EXAMPLES
SUMMARY
CONDENSED FINANCIAL INFORMATION
GENERAL INFORMATION ABOUT MIDLAND, SEPARATE
ACCOUNT C AND THE FUNDS

The Company That Issues Variable Annuities
Midland National Life Insurance Company
Our Parent
Separate Account Investment Choices
Our Separate Account And Its Investment Divisions
The Funds
Investment Policies Of The Funds' Portfolios
We Own The Assets Of Our Separate Account
Our Right To Change How We Operate Our Separate Account

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract
Free Look
Allocation of Premiums
Transfers of Contract Value
Dollar Cost Averaging
Withdrawals
Loans
Death Benefit
Your Contract Value
Amounts In Our Separate Account
How We Determine The Accumulation Unit Value

CHARGES, FEES AND DEDUCTIONS

Sales Charges on Withdrawals
Charges Against The Separate Account
Administrative Charge
Contract Maintenance Charge
Transfer Charge
Charges In The Funds
Changing Your Premium Allocation Percentages
The General Account
Amounts In The General Account
Adding Interest To Your Amounts In The General Account
Transfers
Additional Information About Variable Annuities
Contract Periods, Anniversaries
Inquiries

FEDERAL TAX STATUS

Introduction
Diversification
Taxation of Annuities in General
Our Income Taxes
Withholding

MATURITY DATE

EFFECTING AN ANNUITY

Fixed Options
Variable Options
Transfers after the Maturity Date

ADDITIONAL INFORMATION

Your Voting Rights As an Owner
Fund Voting Rights
How We Determine Your Voting Shares
Voting Privileges Of Participants In Other Companies
Our Reports to Owners
Performance
Your Beneficiary
Assigning Your Contract
When We Pay Proceeds From This Contract
Dividends
Midland's Sales And Other Agreements
Sales Agreements
Regulation
Year 2000 Compliance Issues
Discount for Midland Employees
Legal Matters
Legal Proceedings
Experts
Statement of Additional Information


Definitions

Accumulation Unit means the units credited to each Investment Division in the Separate Account before the Maturity Date.

Annuitant means the person, designated by the Owner, upon whose life annuity payments are intended to be based on the Maturity Date.

Annuity Unit means the units in the Separate Account after the Maturity Date which are used to determine the amount of the annuity payment.

Attained Age means the Issue Age plus the number of complete Contract Years since the Contract Date.

Beneficiary means the person or persons to whom the Death Benefit is paid if the Annuitant dies before the Maturity Date.

   Business Day means any day We are open AND the New York Stock Exchange is open for trading. The holidays We are closed but the New York Stock Exchange is open are the day after Thanksgiving and Christmas Day Eve. These days along with the days the New
York Stock Exchange is not open for trading will not be counted as Business Days.The holidays We currently observe are New Years Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and the day after, Christmas Day and the day after.

Cash Surrender Value means the Contract Value on the date of surrender, less the Contract Maintenance Charge and any Contingent Deferred Sales Charge.

Contract means a contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Maturity Date.

Contract Anniversary - The same month and day of the Contract Date in each year following the Contract Date.

Contract Date means the date from which Contract Anniversaries and Contract Years are determined.

Contract Value means the total amount of monies in Our Separate Account C attributable to Your Contract and the monies in Our General Account for Your Contract.

Contract Year means a year that starts on the Contract Date or on each anniversary thereafter.

Death Benefit means the amount payable under Your Contract if the Annuitant dies before the Maturity Date.

Funds mean the Investment Companies more commonly referred to as mutual funds available for investment by Separate Account C on the Contract Date or as later changed by Us. The Funds available as of the date of the prospectus are the Fidelity Variable Insurance Products Fund
(VIP), the Fidelity Variable Insurance Products Fund II (VIP II), the Fidelity Variable Insurance Products Fund III (VIP III), and American Century Variable Portfolios, Inc. (American Century VP).

Home Office means where You write to Us to pay premiums, request transfers, or other action regarding Your Contract. The address is:

Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193

In Force means the Contract has not been terminated.

Investment Division means a division of Separate Account C which invests exclusively in the shares of a specified Portfolio of the Funds.

Issue Age means the age of the Annuitant on his/her birthday which is nearest to the Contract Date.

Maturity Date means the date, specified in the Contract, when annuity payments are to begin.

Owner means the person who purchases an Individual Variable Annuity Contract and makes the premium payments. The Owner will usually be an Annuitant, but need not be. The Owner has all rights in the Contract before the Maturity Date, including the right to make withdrawals or surrender the Contract, to designate and change the Beneficiaries who will receive the proceeds at the death of the Annuitant before the Maturity Date, to transfer funds among the Investment Divisions, and to designate a mode of settlement for the Annuitant on the Maturity Date.

Payee means the person who is entitled to receive annuity payments after an annuity is effected. On or after the Maturity Date, the Annuitant will be the Payee. Before the Maturity Date, You will be the Payee.

Separate Account means Our Separate Account C which receives and invests Your premiums under the Contract.


FEE TABLE

This information is intended to assist You in understanding the various costs and expenses that an Owner will bear directly or indirectly. It reflects expenses of the Separate Account as well as the Portfolios. See
CHARGES, FEES AND DEDUCTIONS on page 15 of the prospectus for additional information.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge imposed on Premiums                               0.00%
Maximum Contingent Deferred Sales Charge (as a percentage of
premiums) (1)                                                  7.00%
Transfer Fee (after 15 free transfers per year)                $0.00

ANNUAL CONTRACT MAINTENANCE CHARGE                              $33.00

SEPARATE ACCOUNT ANNUAL EXPENSES

(as a percentage of average account value)

Mortality and Expense Risk Fees                                   1.25%
Administrative Charge                                              .15%
Total Separate Account Annual Expenses                            1.40%
(1) The Maximum Contingent Deferred Sales Charge decreases each year so there is no charge after 6 Contract Years. Each year, after the first year, 10% of total premiums may be withdrawn without a Contingent Deferred
Sales Charge. The Contingent Deferred Sales Charge is based solely on the Contract Year - additional premiums do not cause the Contingent
Deferred Sales Charge percentages to start over.


PORTFOLIO ANNUAL EXPENSES (1)

(as a percentage of Portfolio average net assets)

                               			 		         MANAGEMENT             OTHER            TOTAL ANNUAL
                                     					   	FEES                   EXPENSES         EXPENSES(2)

VIP Money Market                                0.21%                   0.10%           0.31%
VIP High Income                                 0.59%                   0.12%           0.71%
VIP Equity-Income (3)                           0.50%                   0.08%           0.58%
VIP Growth (3)                                  0.60%                   0.09%           0.69%
VIP Overseas (3)                                0.75%                   0.17%           0.92%
VIP II Investment Grade Bond                    0.44%                   0.14%           0.58%
VIP II Asset Manager (3)                        0.55%                   0.10%           0.65%
VIP II Index 500 (4)                            0.24%                   0.04%           0.28%
VIP II Contrafund (3)                           0.60%                   0.11%           0.71%
VIP II Asset Manager: Growth (3)                0.60%                   0.17%           0.77%
VIP III Balanced (3)                            0.45%                   0.16%           0.61%
VIP III Growth Opportunities (3)                0.60%                   0.14%           0.74%
VIP III Growth & Income (4)                     0.49%                   0.21%           0.70%
American Century VP Capital Appreciation        1.00%                   0.00%           1.00%
American Century VP Balanced                    1.00%                   0.00%           1.00%
American Century VP Value                       1.00%                   0.00%           1.00%
American Century VP International               1.50%                   0.00%           1.50%
   American Century VP Income & Growth          1.00%                   0.00%           1.00%

(1) The fund data was provided by Fidelity Management & Research
Company and American Century Investment Management, Inc. Midland has not independently verifiedguaranteed the accuracy of the Fund data.

(2)   With the exeption of the American Century VP Income & Growth Portfolio
as described in (5). T    the annual expenses are based on actual expenses
for 1997.

(3) A portion of the brokerage commissions the fund paid was used to reduce its expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result ofinterest earned on uninvested cash balances were
used to reduce custodian and transfer agent expenses.    IncludingWithout
these reductions, total operating expenses would have been as follows: for 0.56% for VIP Equity-Income, 0.67% for VIP Growth, 0.92% for VIP
Overseas, 0.73% for VIP II Asset Manager, 0.71% for VIP II Contrafund, 0.85% for VIP II Asset Manager: Growth, 0.76% for VIP III Growth Opportunities, and 0.71% for VIP III Balanced.

VIP Equity-Income               0.57%
VIP Growth                      0.67%
VIP Overseas                    0.90%
VIP II Asset Manager            0.64%
VIP II Contrafund               0.68%
VIP II Asset Manager: Growth    0.76%
VIP III Balanced                0.60%
VIP III Growth Opportunities    0.73%

(4) The fund's expenses were voluntarily reduced by the Fund's investment advisor. Absent reimbursement, the management fee, other expenses, and total expenses for the VIP II Index 500 would have been 0.27%, 0.13% %. and0.50%, 195.78% and 196.29% for VIP III Growth & Income.



   (5) The American Century VP Income & Growth Portfolio was established on 10/03/1997. The annual expenses shown are estimated 1998 expenses as provided to Midland by American Century Investment Company, Inc.

EXAMPLES

If You surrender or annuitize Your Contract at the end of the applicable time period, You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

	                                  				  ONE   THREE   FIVE    TEN
                                   				  YEAR  YEARS   YEARS   YEARS

VIP Money Market                          89    108     129     215
VIP High Income                           93    120     149     256
VIP Equity-Income (3)                     91    115     143142  243242
VIP Growth (3)                            92    119     148147  254252
VIP Overseas                              95    125     160159  278276
VIP II Investment Grade Bond              91    116     143     243
VIP II Asset Manager (3)                  92    118   146     250249
VIP II Index 500 (4)                      88    107     127     212
VIP II Contrafund (3)                     9392  120119  149148  256253
VIP II Asset Manager: Growth (3)          93    121     152     262
VIP III Balanced (3)                      92    117116    144   246245
VIP III Growth Opportunities (3)          93    121120  151150 260258
VIP III Growth & Income (4)               93    119     149     255
American Century VP Capital Appreciation  96    128     164     286
American Century VP Balanced              96    128     164     286
American Century VP Value                 96    128     164     286
American Century VP International        100    143     189     334
   American Century VP Income & Growth    96    128     164     286

If You do not surrender Your Contract, You would pay the following expenses on a $1,000 investment, assuming 5% annual return on Your assets:

	                                   				  ONE    THREE   FIVE    TEN
                                   					  YEAR   YEARS   YEARS   YEARS

VIP Money Market                          19     58       99     215
VIP High Income                           23     70      119     256
VIP Equity-Income (3)                     21     6665    113112  243242
VIP Growth (3)                            22     69      118117  254252
VIP Overseas (3)                          25     7675    130129  278276
VIP II Investment Grade Bond              21     66      113     243
VIP II Asset Manager (3)                  22     68      116     250249
VIP II Index 500 (4)                      18     57       97     212
VIP II Contrafund (3)                     2322   7069    119118  256253
VIP II Asset Manager: Growth (3)          23     71      122     262
VIP III Balanced (3)                      22     6766    114     246245
VIP III Growth Opportunities (3)          23     7170    121120  260258
VIP III Growth & Income (4)               23     69      119     255
American Century VP Capital Appreciation  26     78      134     286
American Century VP Balanced              26     78      134     286
American Century VP Value                 26     78      134     286
American Century VP International         30     93      159     334
   American Century VP Income & Growth (5)26     78      134 286


   WITH THE EXCEPTION OF THE AMERICAN CENTURY VP
INCOME & GROWTH PORTFOLIO,     THE EXAMPLES ARE BASED
ON ACTUAL EXPENSES FOR 1997. ACTUAL EXPENSES ARE
SHOWN ON PAGE    4 5     UNDER PORTFOLIO ANNUAL EXPENSES
AND ARE NET OF ANY FEE WAIVERS OR EXPENSE
REIMBURSEMENTS.    THE EXPENSES FOR THE AMERICAN
CENTURY VP INCOME & GROWTH PORTFOLIO ARE BASED ON
ESTIMATED 1998 EXPENSES AS PROVIDED TO MIDLAND BY
AMERICAN CENTURY MANAGEMENT, INC.

THE EXAMPLE SHOULD NOT BE CONSIDERED A
REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL
EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL; PAST
OR FUTURE ANNUAL RETURNS MAY BE GREATER OR LESSER
THAN THE ASSUMED AMOUNT. THESE EXAMPLES REFLECT
THE $33 CONTRACT MAINTENANCE CHARGE AS AN ANNUAL
CHARGE OF 0.13% OF ASSETS BASED ON AN AVERAGE
CONTRACT VALUE OF $27,000.

SUMMARY

In this prospectus "We", "Our", and "Us" mean Midland National Life Insurance Company.

"You" and "Your" mean the Owner of the Contract. We refer to the person who is covered by the Contract as the "Annuitant", because the Annuitant and the Owner may not be the same.

The following summary is qualified in its entirety by the detailed information appearing later in this prospectus and this summary must be read in conjunction with that detailed information. Unless otherwise indicated, the description of the Contract in this prospectus assumes that the Contract is In Force.

Features of the Variable Annuity

Your Contract Value - Your Contract Value is established after We receive Your first premium payment.

Your Contract Value reflects the amount and frequency of premium payments, the investment experience of amounts allocated to Our Separate Account, interest earned on amounts allocated to the General Account, withdrawals, and deduction of the Separate Account and Contract
Charges. You bear the investment risk under the Variable Annuity as Your Contract Value will vary according to the investment experience of the Investment Divisions of Our Separate Account You have selected. There is no minimum guaranteed Contract Value with respect to any amounts allocated to the Separate Account. (See Your Contract Value on page 15.)

Flexible Premium Payments   You may pay premiums whenever You want
(prior to the Maturity Date), in whatever amount You want, within certain limits. We require an initial minimum premium of at least $2,000 and ongoing premium payments of at least $50. We currently waive the initial minimum premium requirement of $2,000 for Qualified Contracts enrolled in a bank draft investment program or payroll deduction plan if the monthly premium is at least $100.

You will also choose a planned periodic premium. You need not pay premiums of any set amount or according to the planned schedule.

Investment Choices of the Variable Annuity

You may allocate amounts in Your Contract Value to either Our General Account, which pays interest at a declared rate, or up to ten of the Investment Divisions of Our Separate Account. Each of these Investment Divisions invests in shares of a corresponding portfolio of Fidelity's Variable Insurance Products Fund, Fidelity's Variable Insurance Products Fund II, Fidelity's Variable Insurance Products Fund III, or the American Century Variable Portfolios, Inc. "series" type mutual funds. The portfolios have different investment objectives. Fidelity Management & Research Company receives fees from the VIP, VIP II and VIP III portfolios for providing investment management services and American Century Investment Management, Inc. receives fees from the American Century Variable Portfolios for providing investment management services. These fees are taken monthly in proportion to the average daily net assets of each portfolio throughout the month.

For a full description of the Funds, see the Funds' prospectuses, which accompany this prospectus. (See The Funds on page 10.) The current Investment Divisions which invest in Portfolios of Fidelity's Variable Insurance Products Fund are:

   VIP      Money Market Portfolio
   VIP      High Income Portfolio
   VIP      Equity-Income Portfolio
   VIP      Growth Portfolio
   VIP      Overseas Portfolio

The current Investment Divisions which invest in Portfolios of Fidelity's Variable Insurance Products Fund II are:

   VIPII      Asset Manager Portfolio
   VIPII      Investment Grade Bond Portfolio
   VIPII      Index 500 Portfolio
   VIPII      Contrafund Portfolio
   VIPII      Asset Manager: Growth Portfolio

The current Investment Divisions which invest in Portfolios of Fidelity's Variable Insurance Products Fund III are:

    VIPIII      Growth & Income Portfolio
    VIPIII      Balanced Portfolio
    VIPIII      Growth Opportunities Portfolio

The current Investment Divisions which invest in Portfolios of the American Century Variable Portfolios, Inc. are:

Capital Appreciation Portfolio
Value Portfolio
Balanced Portfolio
International Portfolio
   Income & Growth

Each portfolio charges a different investment advisory fee.The VIP, VIP II, and VIP III Funds also charge an amount for other operating expenses. The total expenses for the year ending December 31, 1997 are shown
on page     4 5      under the table of Portfolio Annual Expenses.

See Investment Policies Of The Funds' Portfolios on page 11, Charges In The Funds on page 16, and The General Account on page 16.

Withdrawals

Unless restricted by a retirement arrangement in connection with which You have purchased a Contract, You may withdraw all or part of Your
Cash Surrender Value at any time. A Contingent Deferred Sales Charge may be imposed on the withdrawal. The amount You request plus any deferred sales charge, and, upon full withdrawal, plus the Contract Maintenance Charge will be deducted from Your Contract Value. You may withdraw this amount in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select. A withdrawal may also have tax consequences including a 10% tax penalty on certain withdrawals prior to age 59 1/2. After three years from the Contract Date, the deferred sales charge, if any, will be waived upon the withdrawal of funds to effect a life annuity. (See Sales Charges on Withdrawals on page 15, FEDERAL TAX STATUS on page 17, and
EFFECTING AN ANNUITY on page 20.) Withdrawals from Contracts used in connection with tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.

Charges under the Contracts. The charges made by Midland are intended to compensate Us for paying the various categories of expenses and taxes incurred in maintaining and operating the Contracts and Separate Account and for assuming mortality and expense risks under the Contracts. These charges consist of a $33 annual Contract Maintenance Charge and a daily charge at an effective annual rate of 1.40% of the assets held in the Investment Divisions. For more information regarding these charges, see CHARGES, FEES AND DEDUCTIONS on page 15.

A Contingent Deferred Sales Charge is imposed to reimburse Midland for distribution expenses, such as commissions paid to sales personnel, costs of advertising and sales promotions, prospectus costs, and costs of policy administration. Many mutual funds, other than no-load funds, make this charge by deducting a percentage of the investor's payment and investing only the remainder. Under the Contracts described in this prospectus, no sales charge is taken out when Your premium is invested in the Investment Divisions designated by You or in the General Account if so directed. In any Contract Year, after the first Contract Year, You may make a withdrawal of 10% of the sum of premiums paid without charge. A
Contingent Deferred Sales Charge may be deducted on all other withdrawals (including withdrawals to effect an annuity). The charge is 7% of the amount of the premiums withdrawn in the first Contract Year and thereafter the charge decreases. (See Sales Charges on Withdrawals on page 15.) Withdrawals made seven or more Contract Years after the Contract Date are subject to no Contingent Deferred Sales Charge at all. Withdrawals may be subject to tax consequences under the Internal
Revenue Code. (See Withdrawals on page 14 and FEDERAL TAX
STATUS on page 17.)

Using Your Contract Value

Transfers   On or before the Maturity Date, You may transfer amounts in
Your Contract Value between the General Account and Investment Divisions of the Separate Account and among the Investment Divisions of the Separate Account. Transfers take effect on the date We receive Your request. We also require minimum amounts for each transfer, usually $200. Currently, We do not charge You for making transfers. We reserve the right to assess a $25 Administrative Charge after the fifteenth transfer in a Contract Year. There are other limitations on transfers to and from the General Account.

Additional Information About Variable Annuities

Your Right To Examine This Contract - You have a right to examine the Contract and, if You wish, return it to Us. Your request must be postmarked no later than 10 days after You receive Your Contract. During the Free Look Period, Your premium will be allocated to the VIP Money Market Investment Division. (See Free Look on page 13.)

CONDENSED FINANCIAL INFORMATION

                		Accumulation    Accumulation    Number of
                		Unit Value      Unit Value      Accumulation
Investment        at Beginning      at End        Units at End
Division          of Period       of Period       of Period

VIP Money Market

1993(1)          10.00            10.02          3,675
1994             10.02            10.31        207,115
1995             10.31            10.76        320,841
1996             10.76            11.18        450,641
1997             11.18            11.63        534,936

VIP High Income

1993(1)          10.00            10.22           2.68
1994             10.22             9.93         70,977
1995              9.93            11.83        139,335
1996             11.83            13.26        221.760
1997             13.26            13.58        304,930

VIP Equity-Income

1993(1)          10.00            10.16         2,861
1994             10.16            10.71       163,874
1995             10.71            14.35       385,807
1996             14.35            16.09       696.083
1997             16.09            20.33       929,862

VIP Growth

1993(1)          10.00            10.09        2,539
1994             10.09             9.80      160,540
1995              9.80            13.32      347,738
1996             13.32            15.01      700,985
1997             15.01            18.28      917,650

VIP Overseas

1993(1)          10.00   10.40   1,706
1994             10.40   10.37   147,456
1995             10.37   11.36   217,322
1996             11.36   12.59   282,107
1997             12.59   13.85   336,988

VIP II Asset Manager

1993(1)          10.00   10.48   11,474
1994             10.48    9.67  280,056
1995              9.67   11.22  362,467
1996             11.22   12.65  447,842
1997             12.65   15.05  534,109

VIP II Investment

Grade Bond
1993(1)          10.00   10.06       124
1994             10.06    9.52    31,444
1995              9.52   11.03    52,431
1996             11.03   11.22    97,711
1997             11.22   12.06   136,067

VIP II Index 500

1993(1)           10.00   10.15   22
1994              10.15   10.11   32,675
1995              10.11   13.79   71,305
1996              13.79   16.57   256,789
1997              16.57   21.67   497,774

VIP II Asset Manager: Growth

1995(2)           10.00   11.48    13,682
1996              11.48   13.56    71,781
1997              13.56   16.92   176,790

VIP II Contrafund

1995(2)           10.00   11.84   35,906
1996              11.84   14.17   187,702
1997              14.17   17.34   397,591

VIP III Balanced

1997(3)           10.00   11.45  39,701

VIP III Growth Opportunities

1997(3)          10.00   12.28   75,926

VIP III Growth & Income

1997(3)          10.00   12.36   54,877

American Century VP

Capital Appreciation

1997(3)          10.00   11.35   13,870

American Century VP

Balanced(3)     10.00   11.40   13,519

American Century VP

Value

1997(3)      10.00   12.26   44,666

American Century VP

International

1997(3)      10.00   10.93   34,973

 (1)Period from 10/24/93 to 12/31/93
 (2) Period From 5/1/95 to 12/31/95
 (3)Period from 5/1/97 to 12/31/97

   The American Century VP Income and Growth Investment Division became available on May 1, 1998, and thus, had no financial information to report at 12/31/1997.

GENERAL INFORMATION ABOUT
MIDLAND, SEPARATE ACCOUNT C
AND THE FUNDS


The Company That Issues Variable Annuities
Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company. Midland was organized in 1906 in South Dakota as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company". We were reincorporated as a stock life insurance company in 1909. Our name "Midland" was adopted in 1925. We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico.

Our Parent

Midland is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Separate Account Investment Choices

Premiums may be allocated to up to ten of the Investment Divisions of Our Separate Account or to Our General Account according to the directions You provided on Your application. In certain states, allocations to and transfers to and from the General Account are not permitted. These instructions will apply to any subsequent premiums You pay that do not include instructions as to how the premium is to be allocated until You write to Our Home Office with new instructions. Allocation percentages may be any whole number from 10 to 100, and the sum must equal 100.
You may choose not to allocate any premium to any particular Investment Division. You may not have your Contract Value allocated to more than ten Investment Divisions of Our Separate Account at any one point in time. (See, The General Account on page 16.)

Our Separate Account And Its Investment Divisions

The Separate Account is Our Separate Account C, established under the Insurance Laws of the State of South Dakota in March, 1991, and is a unit investment trust registered with the Securities and Exchange Commission
(SEC) under the Investment Company Act of 1940. This registration does not involve any supervision by the SEC of the management or investment contracts of the Separate Account. A unit investment trust is a type of investment company. The Separate Account has a number of Investment Divisions, each of which invests in shares of a corresponding portfolio of the Funds. You may allocate part or all of Your premiums to no more than
   ten of the eighteen     Investment Divisions of Our Separate
Account. Our Separate Account divisions invest in the :

VIP Money Market Portfolio

VIP High Income Portfolio

VIP Equity-Income Portfolio

VIP Growth Portfolio

VIP Overseas Portfolio

VIP II Asset Manager Portfolio

VIP II Investment Grade Bond Portfolio

VIP II Contrafund Portfolio

VIP II Asset Manager: Growth Portfolio

VIP II Index 500 Portfolio

VIP III Growth & Income Portfolio

VIP III Balanced Portfolio

VIP III Growth Opportunities Portfolio

American Century VP Capital Appreciation Portfolio

American Century VP Value Portfolio

American Century VP Balanced Portfolio

American Century VP International Portfolio

    American Century VP Income & Growth Portfolio

The Funds

Fidelity's Variable Insurance Products Fund, Fidelity's Variable Insurance Products Fund II, Fidelity's Variable Insurance Products Fund III, and the American Century Variable Portfolios, Inc. are open-end diversified management investment companies, more commonly called mutual funds.

As a "series" type of mutual funds, they issue several different "series" of portfolios. The Funds' shares are bought and sold by Our Separate
Account at net asset value. More detailed information about the Funds and their investment policies, risks, expenses and all other aspects of their operations, appears in their prospectuses, which accompany this prospectus, and in the Funds' Statements of Additional Information. You should read the Funds' prospectus carefully before allocating or transferring money to any Fund.

The Funds sell their shares to separate accounts of various insurance companies to support both variable life insurance contracts and variable annuity contracts. We currently do not foresee any disadvantages to Our Contract Owners arising out of this. If We believe that the Funds do not sufficiently respond to protect Our Contract Owner's interests, We will see to it that appropriate action is taken to protect Our Contract Owners. The Funds will also monitor this possibility. Also, if We ever believe that any of the Funds' Portfolios are so large as to materially impair its investment performance of a Portfolio or the Fund, We will examine other investment options.

Investment Policies Of The Funds' Portfolios

Each portfolio has a different investment objective which it tries to achieve by following separate investment policies. The objectives and policies of each portfolio will affect its return and its risks. Remember that the investment experience of the Investment Divisions of Our Separate
Account depends on the performance of the corresponding Funds' portfolios. The investment advisor for the VIP I, VIP II, and VIP III funds is Fidelity Management & Research Company. The investment advisor for the American Century VP funds is American Century Investment
Management, Inc. The objectives of the Funds' portfolios are as follows:

Portfolio
Objective

VIP Money Market

Seeks to earn a high level of current income by investing in high quality money market instruments as is consistent with preserving capital and providing liquidity. (An investment in the VIP Money Market or any other Portfolio is neither insured nor guaranteed by the U.S. Government, and there is no assurance that the Money Market Portfolio will be able to maintain a constant net asset value.)

VIP High Income
Seeks high level of current income by investing primarily in high-yielding, lower-rated, fixed-income securities, while also considering growth of capital.

VIP Equity-Income
Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Manager will consider the potential for capital appreciation. The Fund seeks to achieve a yield that exceeds the yield on the securities comprising the Standard & Poor's Composite Index of 500
Stocks.

VIP Growth
Seeks capital appreciation by investing in common stocks,
normally through the purchase of common stocks,     although the Portfolio's
investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

VIP Overseas
Seeks long-term growth of capital, primarily through investments in foreign securities.

VIP II Asset Manager
Seeks high total return with reduced risk over the long-term by allocating
its assets among stocks, bonds and short-term     fixed-income
money-market     instruments.

VIP II Investment Grade Bond
Seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment grade fixed income securities.

VIP II Contrafund
Seeks to achieve capital appreciation over the long term by investing in
securities of companies     whose value the manager believes is not
recognized fully by the public that are undervalued or out-of-favor.

VIP II Asset Manager: Growth
Seeks to maximize total return over the long term through investments in stocks, bonds, and short-term instruments. This portfolio has a heavier emphasis on stocks than the Asset Manager Portfolio.

VIP II Index 500
Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of Standard & Poor's Composite Index of 500 Stocks. This is designed as a long-term investment option.

VIP III Growth & Income
Seeks high total return, combining current income and capital appreciation. Invests mainly in stocks that pay current dividends and show earnings potential.

VIP III Balanced
Seeks to balance the growth potential of stocks with the possible income cushion of bonds. Invests in broad selection of stocks, bonds and convertible securities.

VIP III Growth Opportunities
Seeks long-term growth of capital. Invests primarily in common stocks and securities convertible into common stocks, but it has the ability to purchase other securities such as preferred stocks and bonds that may produce capital growth.

American Century VP Capital Appreciation
Seeks capital growth by investing     primarily      in common stocks
that management considers to have better-than-average prospects for appreciation.

American Century VP Value
Seeks long-term capital growth with income as a secondary objective. Invests primarily in equity securities of well-established companies that management believes to be under-valued.

American Century VP Balanced
Seeks capital growth and current income. Invests approximately 60
percent of its assets in     common growth staocks that management
considers to have better than average potential for appreciation stocks and the rest in fixed income securities.

American Century VP International
Seeks capital growth by investing    primarily      in securities of
foreign companies that management believes to have potential for appreciation.

    American Century VP Income & Growth
Seeks dividend growth, current income and capital appreciation by investing in common stocks.

We Own The Assets Of Our Separate Account

Under South Dakota law, We own the assets of Our Separate Account and use them only to support Your Contract and other Variable Annuity
Contracts. The assets of the Separate Account may not be charged with liabilities arising out of Midland's other business and the obligations under the Contracts are obligations of Midland. The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of Midland. Under certain unlikely circumstances, one Investment Division of the Separate Account may be liable for claims relating to the operations of another division. We may also permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our General Account.

Our Right To Change How We Operate Our Separate Account

In addition to changing or adding investment companies, We have the right to modify how We or Our Separate Account operate. We intend to comply with applicable law in making any changes and, if necessary, We will seek approval of Contract Owners. We have the right to:

add Investment Divisions to, or remove Investment Divisions from Our Separate Account, combine two or more divisions within Our Separate Account, or withdraw assets relating to Our Variable Annuities from one Investment Division and put them into another;

eliminate the shares of the portfolio and substitute shares of another portfolio of the Funds or another open-end, registered investment company, if the shares of the portfolio are no longer available for investment or, if in Our judgment, further investment in the portfolio should become inappropriate in view of the purposes of Separate Account C;

register or end the registration of Our Separate Account under the Investment Company Act of 1940;

operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of persons who are "interested persons" of Midland under the Investment Company Act of 1940);

disregard instructions from Owners that would otherwise require that a Fund's shares be voted so as to cause a change in the investment objectives of the portfolio of a Fund or approval or disapproval of an investment advisory policy for the portfolio of a Fund. We would do so only if required by state insurance regulatory authorities pursuant to insurance law or regulation; or

operate Our Separate Account or one or more of the Investment Divisions in any other form the law allows, including a form that allows Us to make direct investments. We may make any legal investments We wish. In choosing these investments, We will rely on Our own or outside counsel for advice. In addition, We may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any Investment Division, You will be notified. We may, for example, cause the Investment Division to invest in a mutual fund other than or in addition to the current Funds.

If You then wish to transfer the amount You have in that Investment Division to another division of Our Separate Account, or to Our General Account, You may do so, without charge, by writing to Our Home Office. At the same time, You may also change how Your premiums are allocated.

DETAILED INFORMATION ABOUT
THE CONTRACT

Requirements for Issuance of a Contract

 To buy a Contract, You must complete an application form and send it, together with Your initial premium payment of at least $2,000 (except for Qualified Contracts enrolled in a bank draft investment program or payroll deduction plan if the monthly premium is at least $100) to Midland through a representative who is fully licensed and registered to sell the Contract. You will then be issued a Contract that sets forth precisely Your rights and Our obligations. Once Your Contract is issued, additional premium payments may be made by check or money order payable to the order of Midland and mailed to the Home Office. Any additional premium payment must be at least $50.

If We receive and accept Your completed application for a Contract with or before Your initial premium payment, We will, as of the day We receive Your premium, invest the entire amount in the Money Market Investment Division . If the application is complete, We will accept or reject it within two business days of receipt. If the application is incomplete, We will attempt to complete it within five business days. If it is not complete at the end of this period, We will inform You of the reason for the delay and the premium payment will be returned immediately, unless You specifically consent to Us keeping the premium payment until the application is complete. Each premium received after the Free Look period will be allocated to Our Separate Account or General Account on the day We receive Your premium.

Free Look
You have a 10-day "free look" period after You receive Your Contract to review it and decide whether You wish to retain it. If You wish to cancel the Contract, You may return it to the agent who sold it to You or to Our office. If You return Your Contract, We will return the greater of: (1) the premium paid; or (2) the Contract Value plus the sum of all charges deducted from the Contract Value.

During the Free Look Period, Your premium will be allocated to the VIP Money Market Investment Division. At the end of the Free Look Period (which is administratively assumed to be 15 days after the Contract Date for reallocation purposes), Your Contract Value will then be allocated according to the instructions in Your application. (See Allocation of Premiums below.)

In order to comply with regulations and legal requirements, in certain states the length of the Free Look Period may vary.

Allocation of Premiums

The Owner determines how the premiums will be allocated among the Investment Divisions, and between the Separate Account and the General Account, by specifying the desired allocation on the application form of
the Contract. After the    Free Feee      Look Period, You may change
subsequent premium allocations by providing Us with written instructions. If You send Us an additional premium payment without instructions about how the premium should be allocated, We will allocate the premium using the premium allocations specified in the application form or subsequently changed by You. You may not have Your Contract Value allocated to more than ten investment divisions of Our Separate Account at any point in time.

Transfers of Contract Value

Currently, on or before the Maturity Date, You may make an unlimited number of transfers of Contract Value in each Contract Year without charge. We reserve the right to assess a $25 charge after the fifteenth transfer in a Contract Year. To make a transfer, write to Our Home Office.

You may ask Us to transfer amounts between the General Account and any Investment Divisions of Our Separate Account and among Investment Divisions of Our Separate Account by writing to Us at Our Home Office.
The transfer will take effect as of the date We receive Your request. The minimum amount We will transfer on any date is $200. This minimum need not come from any one Investment Division or be transferred to any one Investment Division as long as the total net amount transferred that day equals the minimum.

For limitations on transfers to and from the General Account, see The General Account on page 16.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly transfers of a predetermined dollar amount from the DCA Source Account
(any one Investment Division or the General Account) into one or more of the other Investment Divisions (not the General Account). By allocating monthly, as opposed to allocating the total amount at one time, You may reduce the impact of market fluctuations. This plan of investing, however, does not assure a profit or protect against a loss in declining markets.

DCA can be elected at any time by completion of the Proper Request Forms (obtained by contacting Us at the Home Office) and by insuring that a sufficient amount is in DCA Source Accountthe VIP Money Market Investment Division, either through payment of a premium with the DCA request form, allocation of premiums, or transfer of amounts to the DCA Source Account. Copies of the DCA Request Form can be obtained by contacting Us at Our Home Office. The election will specify:

a. The DCA Source Account. The DCA Source Account is the account from which DCA transfers will be made.

b. that at any money received with the form is to be placed into the DCA Source Account.

c. The monthly amount to be transferred to the other Investment Divisions, and

d. How that monthly amount is to be allocated among the Investment
   Divisions

DCA is only available if the amount in the DCA Source Account is at least $2,400 at the time DCA is to begin. The DCA Request Form must be received with any premium payment You intend to apply to DCA.

The minimum monthly amount to be transferred using DCA is $200. When
DCA is elected, all amounts in the DCA Source Account will be available for transfer under the DCA program. Once DCA is elected, additional premiums can be deposited into the DCA Source Account by sending them in with a DCA request form.

You may change the DCA allocation percentages or DCA transfer amounts twice each Contract Year. Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise.

If requested at issue, DCA will start at the beginning of the second Contract Month. If requested after issue, DCA will start at the beginning of the first Contract Month which occurs at least 30 days from the day the request is received.

DCA will last until the value in the DCA Source Account is exhausted or until a request for termination is received in writing from You. DCA will automatically be terminated on the Maturity Date.

We reserve the right to end the DCA program at any time by sending You a notice one month in advance.

Withdrawals

Unless restricted by a retirement arrangement under which You are covered, You may at any time withdraw all or part of Your Cash Surrender Value by sending Us Your request in writing. Partial withdrawals from an Investment Division or the General Account, however, must be made in amounts of $500 or more and cannot reduce Your Contract Value to less than $1,000. If a withdrawal results in less than $1,000 remaining, the entire Contract Value must be withdrawn.

We will generally pay the amount of any withdrawal from the Separate Account, less any applicable sales charge and any required tax
withholding, and upon full withdrawal,    less     the Contract Maintenance
Charge, within seven days after We receive a properly completed withdrawal request. We may defer payment for a longer period only when trading on the New York Stock Exchange is restricted as defined by the Securities and Exchange Commission; when the New York Stock
Exchange is closed (other than customary weekend and holiday closing);
when an emergency exists as defined by the Securities and Exchange Commission as a result of which disposal of the Separate Account's securities or determination of the net asset value of each Investment Division is not reasonably practicable; or for such other periods as the Securities and Exchange Commission may by order permit for the protection of Owners. We expect to pay the amount of any withdrawal from the General Account promptly, but have the right to delay payment up to six months.

Unless You specify otherwise, Your withdrawal will, subject to minimum amount requirements, be allocated among all Investment Divisions and the General Account in the same proportion as the value of Your interest in each Investment Division and in the General Account bears to Your total Contract Value. The Contingent Deferred Sales Charge will be determined without reference to the source of the withdrawal. The charge will be determined by reference to the Contract Year at the time of the withdrawal.

A withdrawal will generally have federal income tax consequences, which can include tax penalties and tax withholding. You should consult with tax advisers before making a withdrawal. (See FEDERAL TAX STATUS on page 17.)

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married Participant, a withdrawal request must include the consent of the Participant's spouse. This consent must contain the Participant's signature and the notarized or properly witnessed signature of the Participant's spouse. These spousal consent requirements generally apply to married Participants in most qualified pension plans, including plans for self-employed individuals, and those
Section 403(b) annuities which are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA).
You should check the terms of Your retirement plan and consult a tax advisor before making a withdrawal.

Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from a Contract or apply them to start an annuity prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death, or total disability. Such proceeds may, however, be used to fund another eligible vehicle.

Withdrawals from Section 403(b) plans are also severely restricted. (See FEDERAL TAX STATUS on page 17.)

Loans

Prior to the Maturity Date, owners of contracts issued in connection with
Section 403(b) or Section 401(k) qualified plans may request a loan using the Contract as security for the loan. Loans are subject to provisions of the Code and the terms of the retirement program. A tax advisor should be consulted prior to requesting a loan.

The amount of the loan must be at least $2,000 and must not exceed the Contract Value less any applicable Contingent Deferred Sales Charge, less any outstanding prior loans, less loan interest to the end of the next Contract Year. Only one loan can be made within a 12 month period.

When a loan is requested, You may tell Us how much of the loan is to be allocated to Your unloaned value in the General Account and to Your value in each Investment Division of the Separate Account. If You fail to specify, the loan will be allocated among all Investment Divisions and the General Account in the same proportion as the value of Your interest in each Investment Division and the General Account bears to Your total
Contract Value. We will redeem units from an Investment Division sufficient to cover that part of the loan. That portion of the Contract Value which is equal to the loan will be held in the General Account and will earn interest at a rate of 3% per year.

We will charge interest on loans at the rate of 5% per year. Loan interest is due and payable on each Contract Anniversary. Interest not paid will be added to the loan and also bear interest. If the total loan plus loan interest equals or exceeds the Contract Value, less any applicable Contingent
Deferred Sales Charge, less any applicable withholding taxes, the Contract will terminate with no further value. In such case, We will give You at least 31 days written notice.

The total loan plus loan interest will be deducted from any amount applied under a payment option or otherwise payable under the Contract.

The loan agreement will describe the amount, duration, and restrictions on the loan. In general, loans must be repaid in monthly or quarterly installments within 5 years. You are allowed a 30-day grace from the installment due date. If a quarterly installment is not received within the grace period, a deemed distribution of the entire amount of the outstanding principal, interest due, and any applicable charges under this Contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Code and may adversely affect the treatment of the Contract under Internal Revenue
Code section 403(b).

You may be subject to income tax or penalty if the amount or duration of the loan violates Internal Revenue Code requirements. In addition, IRS authorities and the Department of Labor suggest that a loan may, at least in certain circumstances, result in adverse tax and ERISA consequences for Section 403(b) or Section 401(k) programs.

Requesting a loan will have a permanent affect on the contract value because the investment results of the Investment Divisions will apply only to the unborrowed portion of the Contract Value. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the net investment results are greater than 3% while the loan is outstanding, the Contract Value will not increase as rapidly as it would have if no debt were outstanding. If net investment results are below 3% the Contract Value will be higher than it would have been had no loan been outstanding.

Death Benefit

If the Annuitant is an Owner and dies before the Maturity Date, then the Death Benefit, other than amounts payable to or for the benefits of the surviving spouse of the Annuitant as the Contingent Owner, must be paid out within 5 years of the death of the Annuitant. The value of the Death Benefit will be determined as of the date We receive due proof of death and the election of how the Death Benefit is to be paid. The Death Benefit will be the greater of i) the Contract Value and ii) the sum of all premiums paid less any prior withdrawals. Unless a Payment Option is selected within 90 days after We receive due proof of death, the Death Benefit will be paid as a lump sum.

If the Annuitant is not an Owner and any Owner dies before the Maturity
Date, the Contract Value will be paid as of the date We receive due proof of death and an election of how it is to be paid. If the surviving spouse has not been named as the Contingent Owner, the Contract ends and the Contract Value (not the Death Benefit) must be paid out within 5 years of the death of the Owner. Unless another choice is made within 90 days, the Contract Value will be paid in a lump sum. If the spouse is named as the Contingent Owner, the Contract will continue with the spouse now being the Owner.

If any Owner dies on or after the Maturity Date, then any amounts remaining to be paid, other than amounts payable to or for the benefit of the surviving spouse of the Owner, must be paid out at least as rapidly as benefits were being paid at the time of the Owner's death.

Other rules relating to distributions at death apply to Qualified Contracts.

Your Contract Value

Your Contract Value is the sum of the amounts You have in the General
Account and in the various Investment Divisions of Our Separate Account.
Your Contract Value also reflects the various charges described below. Transaction charges or sales charges are made as of the effective date of the transaction. Charges against Our Separate Account are reflected daily.
The value of any amount allocated to an Investment Division of Our
Separate Account will go up or down depending on the investment experience of that division. You bear this investment risk. For amounts allocated to the Investment Divisions of Our Separate Account, there is no guaranteed minimum value. However, We guarantee a minimum interest rate of 3.0% a year on that portion of the Contract Value held under the General Account. Excess interest on payments held under the General
Account may be credited in addition to the 3.0% guaranteed interest rate
(but there is no guarantee that any additional interest will ever be credited) (see The General Account on page 16).

Amounts In Our Separate Account

Amounts allocated, transferred or added to the Investment Divisions of Our Separate Account are used to purchase Accumulation Units. The amount You have in each division is represented by the value of the Accumulation Units credited to Your Contract Value for that division. The number of Accumulation Units purchased or redeemed in an Investment
Division of Our Separate Account is calculated by dividing the dollar amount of the transaction by the division's Accumulation Unit Value calculated as of the close of business that day if that is a day on which the New York Stock Exchange is open. If the New York Stock Exchange is not open that day, the request will be processed on the next Business Day.

The number of Accumulation Units for an Investment Division at any time is the number of Accumulation Units purchased less the number of Accumulation Units redeemed. The value of Accumulation Units fluctuates with the investment performance of the corresponding portfolios of the Funds, which reflects the investment income and realized and unrealized capital gains and losses of the portfolio and the expenses of the Funds. The Accumulation Unit Values also reflect the daily asset charge
We make to Our Separate Account at an effective annual rate of 1.40%.
The number of Accumulation Units credited to You, however, will not vary because of changes in Accumulation Unit Values. On any given day, the value You have in an Investment Division of Our Separate Account is the Accumulation Unit Value times the number of Accumulation Units credited to You in that division. The Accumulation Units of each Investment Division of Our Separate Account have different
Accumulation Unit Values.

Accumulation Units of an Investment Division are purchased when You allocate premiums or transfer amounts to that division. Accumulation Units are redeemed or sold when You make withdrawals or transfer amounts from an Investment Division of the Separate Account and to pay the Death Benefit when the Annuitant dies. We also redeem Accumulation Units for other charges.

How We Determine The Accumulation Unit Value

We determine Accumulation Unit Values for the Investment Divisions of
Our Separate Account at the end of each Business Day. The Accumulation Unit Value for each Investment Division was set at $10.00 on the first day there were contract transactions in Our Separate Account.

Additional information on the Accumulation Unit Values is contained in the Statement of Additional Information which can be obtained by writing Our Home Office.

CHARGES, FEES AND DEDUCTIONS

Sales Charges on Withdrawals

A Contingent Deferred Sales Charge may be imposed on the withdrawal of the premiums (including a withdrawal to effect an annuity). The charge compensates Us for paying the expenses of selling and distributing the Contacts, including commissions, preparation of sales literature, and other promotional activities. To the extent that the deferred sales charge is insufficient to recover all distribution expenses, the deficiency will be met from Our surplus which may be, in part, derived from the charges for the assumption of mortality and expense risks (described below). For the purpose of determining the deferred sales charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income. There is no sales charge on the investment income withdrawn. The amount of any sales charge depends on the Contract Year of the withdrawal. Your first Contract Year begins on the Contract Date. A subsequent Contract Year begins on each anniversary of that date.

After the first Contract Year, You may make a withdrawal from Your
Contract Value of up to 10% of the sum of the premiums paid without incurring a sales charge if the withdrawal is the first in the Contract Year. This is only available on the first withdrawal in a Contract Year and amounts not taken in a Contract Year are not carried over to the following Contract Year. For the purpose of applying the sales charge, any premium not subject to the sales charge will be withdrawn first.

The Table below shows the Contingent Deferred Sales Charge for each Contract Year that will be applied to the premium withdrawn.

					The Sales Charge
					As A Percentage Of
	Contract Year                    The Premium Withdrawn (a)
	    1                                     7%
	    2                                     6%
	    3                                     5%
	    4                                     4%
	    5                                     3%
	    6                                     2%
	    7 and Beyond                         No Charge

(a) Subject to 10% free withdrawal described above.

After the Contract has been in force for three years, Midland will not assess a Contingent Deferred Sales Charge if You make a full surrender and use the proceeds to purchase a life income annuity option.

Charges Against The Separate Account

The amount in Your Contract Value which is allocated to the Investment Divisions of Our Separate Account will be reduced by any fees and charges allocated to the Investment Divisions of Our Separate Account.

Administrative Charge

We make a daily charge to cover Our administrative expenses incurred to operate the Separate Account. The effective annual rate of this charge is
 .15% of the value of the assets in the Separate Account. This charge is reflected in the unit values for the Investment Divisions of the Separate Account and cannot be increased.

Charge for Assuming Mortality and Expense Risks.

 A deduction is made daily from each Investment Division at an annual rate of 1.25% of the assets held in the Investment Division. This charge may not be increased by Midland. This charge is not assessed against amounts invested under the General Account or amounts effected as a fixed dollar annuity. We expect a profit from this charge.

Contract Maintenance Charge

 We will deduct a Contract Maintenance Charge of $33.00 on each Contract Anniversary on or before the Maturity Date. This charge is intended to cover Our recordkeeping and other expenses incurred to maintain the Contracts. The charge is deducted from each Investment Division and the General Account in the same proportion as the value of Your interest in each Investment Division and in the General Account bears to the total Contract Value. If the Contract is surrendered during a Contract Year, We will deduct the full Contract Maintenance Charge for the current Contract Year at that time.

We may reduce the Contract Maintenance Charge for contracts issued in a manner that results in savings of administrative expenses. The amounts of reductions will be considered on a case-by-case basis and will reflect the reduced administrative expenses we expect.

Transfer Charge

Currently, before the Maturity Date, You may make an unlimited number
of transfers of Contract    ValueFund     in each Contract Year without
charge. However, We reserve the right to assess a charge of $25 after the fifteenth transfer in a Contract Year. To make a transfer, contact Us at Our Home Office.

If We charge You for making a transfer, We will allocate the charge to the Investment Divisions from which the transfer is being made in equal proportion to such Investment Divisions. For example, if the transfer is made from two Investment Divisions, the transfer charge allocated to each of the Investment Divisions will be $12.50. All transfers included in one transfer request count as one transfer for purposes of any fee.

Charges In The Funds

The Funds make a charge for managing investments and providing services. These charges vary by portfolio.

The VIP, the VIP II, and the VIP III Portfolios have an annual management fee that is the sum of an individual fund fee rate, and a group fee rate which is based on the monthly average net assets of the mutual funds advised by Fidelity Management & Research Company. In addition, each of these portfolios' total operating expenses will include fees for management, shareholder services and other expenses, such as custodial, legal, accounting and other miscellaneous fees. See the VIP, VIP II and VIP III prospectus for additional information on how these charges are determined and on the minimum and maximum charges allowed. All expenses for the year ending December 31, 1997 are shown on page 4 under the table titled Portfolio Annual Expenses.

The American Century Variable Portfolios have annual management fees that are based on the monthly average of the net assets in each of the portfolios. See the American Century VP prospectus for details. The expenses for the year ending December 31, 1997 are shown on page 4 under the table titled Portfolio Annual Expenses.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Home Office and telling Us what changes You wish to make. These changes will go into effect as of the date We receive Your request at Our Home Office and will affect transactions on and after that date. While the Dollar Cost Averaging program is in effect, the allocation percentages that apply to any premiums received will be the Dollar Cost Averaging allocation percentages unless you specify otherwise. (See Dollar Cost Averaging, page 13).

The General Account

Subject to certain limitations described below, You may allocate some or all of Your Contract Value to the General Account, which pays interest at a declared rate. The principal is guaranteed by Us. The General Account supports Our insurance and annuity obligations including Our obligations under the General Account. In certain states, allocations to and transfers to and from the General Account are not permitted. Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General
Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus for Your information which relate to the General Account.

Amounts In The General Account

You may accumulate amounts in the General Account by:

allocating premium,

transferring amounts from the Investment Divisions of Our Separate
Account, or

earning interest on amounts You already have in the General Account.
The maximum amount that can be allocated to the General Account through allocation of premiums and net transfers (amounts transferred in less amounts transferred out) over the life of the Contract is $250,000. The amount You have in the General Account at any time is the sum of all premiums allocated to that account, all transfers and all earned interest. This amount is reduced by amounts transferred out or withdrawn and deductions allocated to the General Account.

Adding Interest To Your Amounts In The General Account

We pay interest on all amounts that You have in the General Account. The annual interest rates will never be less than the minimum guaranteed interest rate of 3.0%. We may, at the sole discretion of Our Board of Directors, credit interest in excess of 3.0%. You assume the risk that interest credited may not exceed 3.0%. We currently intend to guarantee the interest rate for one year periods starting at the beginning of each calendar year. Interest is compounded daily at an effective annual rate that equals the annual rate declared by Our Board of Directors.

Transfers

You may request a transfer between the General Account and one or more of the Investment Divisions of Our Separate Account. However, only two transfers are allowed from the General Account per Contract Year and the total amount transferred from the General Account in any Contract Year is limited to the larger of:

25% of the amount in the General Account at the beginning of the Contract year, or
$1,000.

Additional Information About Variable Annuities

Contract Periods, Anniversaries

We measure Contract Years, Contract Months and Contract Anniversaries (annual and monthly) from the Contract Date shown on the Contract Information page of Your Contract. Each Contract Month begins on the same day in each calendar month as the day of the month in the Contract Date. The calendar days of 29, 30, and 31 are not used.
Generally, when We refer to the age of the Annuitant, We mean his or her age on the birthday nearest to that particular date.

Inquiries

You can make any inquiries about Your Contract by writing or calling Us at Our Home Office.

FEDERAL TAX STATUS

Introduction

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT
INTENDED AS TAX ADVICE.

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a Contract. Any person concerned about these tax implications should consult a competent tax adviser before making a premium payment. This discussion is based upon Midland's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Qualified Contracts are designed for use by individuals in connection with retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 401, 403(a), 403(b) or 408 of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the contributions, Contract Value, on annuity payments and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned and on Our tax status. In addition, certain requirements must be satisfied in purchasing a qualified contract in connection with a tax qualified plan in order to receive favorable tax treatment. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. With respect to qualified Contracts an endorsement of the Contract and/or limitations or penalties imposed by the Internal Revenue Code may impose limits on premiums, withdrawals, distributions or benefits, or on other provisions of the Contracts. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements and the tax treatment of the rights and benefits of a Contract. The following discussion assumes the Qualified Contracts are purchased in connection with retirement plans that qualify for special federal income tax treatment described above.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department (Treasury Department), adequately diversified.

Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.

We intend that all Funds underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

In certain circumstances, owners of variable contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversifications, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Contract Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyowners may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating premium payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, We do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Taxation of Annuities in General

Nonqualified Policies. The following discussion assumes that the Contract will qualify as an annuity contract for federal income tax purposes. "Investment in the Contract" refers to premiums paid less any prior withdrawals of premiums where prior withdrawals are treated as being earnings first.

Section 72 of the Code governs taxation of annuities in general. We believe that the owner generally is not taxed on increases in the value of a Contract until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Contract Value (i.e., "withdrawals") or as annuity payments under the annuity income option elected. The exception to this rule is the treatment afforded to owners that are not natural persons. Generally, an owner of a contract who is not a natural person must include in income any increase in the excess of the owner's contract value over the owner's Investment in the Contract during the taxable year, even if no distribution occurs. There are, however, exceptions to this rule which You may wish to discuss with Your tax counsel. The following discussion applies to Contracts owned by natural persons.

The taxable portion of a distribution (in the form of an annuity or lump sum payment) is taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value generally will be treated as a distribution.

Generally, in the case of a withdrawal under a nonqualified contract, amounts received are first treated as taxable income to the extent that the Contract Value immediately before the withdrawal exceeds the Investment in the Contract at that time. Any additional amount is not taxable.

Although the tax consequences may vary depending on the annuity income option elected under the Contract, in general, only the portion of the annuity payment that represents the amount by which the Contract Value exceeds the Investment in the Contract will be taxed. For fixed annuity payments, in general, there is no tax on the amount of each payment which represents the same ratio that the Investment in the Contract bears to the total expected value of the annuity payment for the term of the payment; however, the remainder of each annuity payment is taxable. For variable annuity payments, in general, a specific dollar amount of each payment is not taxed. The dollar amount is determined by dividing the Investment in the Contract by the total number of expected periodic payments. The remainder of each annuity payment is taxable.
Any distribution received subsequent to the investment in the Contract being recovered will be fully taxable.

Amounts may be distributed from a Contract because of the death of an Owner or an Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a withdrawal from the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. For these purposes, the Investment in the Contract is not affected by the Owner's or Annuitant's death. That is, the Investment in the Contract remains the amount of any premiums paid which were not excluded from gross income.

In the case of a distribution pursuant to a nonqualified contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the owner is actual age 59-1/2, (2) made as a result of death or disability of the owner, or (3) received in substantially equal payments as a life annuity (subject to special "recapture" rules if the series of payments is subsequently modified). Other tax penalties may apply to certain distributions under a Qualified Contract.

Possible Changes in Taxation. In past years, legislation has been proposed in the U.S. Congress that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed that tax treatment of nonqualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this Prospectus Congress was not actively considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change.)

Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, payee or other beneficiary who is not also the Owner, the selection of certain Maturity Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange of a Contract should contact a competent tax advisor with respect to the potential tax effects of such transaction.

Multiple Contracts. All nonqualified deferred annuity contracts entered into after October 12, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under Code Section 72(e). The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same Owner. Accordingly, a Contract Owner should consult a competent tax advisor before purchasing more than one annuity contract.

Qualified Policies. The rules governing the tax treatment of distributions under qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Generally, in the case of a distribution to a participant or beneficiary under a Contract purchased in connection with these plans, only the portion of the payment in excess of the Investment in the Contract allocated to that payment is subject to tax. The Investment in the Contract equals the portion of premiums invested in the Contract that were not excluded from Your gross income, and may be zero. In general, for allowed withdrawals, a ratable portion of the amount received is taxable, based on the ratio of the Investment in the Contract to the total Contract Value. The amount excluded from a taxpayer's income will be limited to an aggregate cap equal to the Investment in the Contract. The taxable portion of annuity payments is generally determined under the same rules applicable to nonqualified contracts. However, special favorable tax treatment may be available for certain distributions
(including lump sum distributions). Adverse tax consequences may result from distributions prior to age 59-1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in certain other circumstances. For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which You (or the plan participant) (I) reach age 70 1/2 or (ii) retire, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which You (or the plan participant) reach age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which You (or the plan participant) reach age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to Your death.

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to ceretain limitations. However, these payments may be subject to FICA (Social Security) taxes. A Qualified Contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Code sections 219 and 408 permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." Individual Retirement Annuities are subject to limitations on the amount that may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of retirement plans may be placed into an Individual Retirement Annuity on a tax deferred basis. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees.

Code section 401(a) permits employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

Our Income Taxes

The operations of Our Separate Account are included in Our federal income tax return and We pay no tax on investment income and capital gains reflected in Variable Annuity Contract reserves. However, the 1990 Tax Act requires a negative reserve, based on premiums, to be established. This reserve will cause Our taxable income to increase. We reserve the right to charge the Separate Account for this and any other such taxes in the future if the tax law changes and We incur additional federal income taxes which are attributable to Our Separate Account. This charge will be set aside as a provision for taxes which We will keep in the Investment Divisions rather than in Our General Account. We anticipate that Our Owners would benefit from any investment earnings that are not needed to maintain this provision.

We may have to pay state and local taxes (in addition to applicable taxes based on premiums) in several states. At present, these taxes are not substantial. If they increase, however, charges may be made for such taxes when they are attributable to Our Separate Account.

Withholding

Distributions from Contracts generally are subject to withholding for Your federal income tax liability. The withholding rate varies according to the type of distribution and Your tax status. You will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if You choose a "direct rollover" from the plan to another tax-qualified plan or IRA.

The Interest and Dividend Tax Compliance Act of 1983 requires recipients, including those who have elected out of withholding, to supply their Taxpayer Identification Number (Social Security Number) to payers of distributions for tax reporting purposes. Failure to furnish this number when required may result in the imposition of a tax penalty and will subject the distribution to the withholding requirements of the law described above.

MATURITY DATE

Unless restricted by the laws of the state in which this Contract is delivered, the Maturity Date of the Contract is the Contract Anniversary nearest Attained Age 90 of the Annuitant for nonqualified Contracts and is the Contract Anniversary nearest the Annuitant's 70th birthday for Qualified Contracts. You may elect a different Maturity Date by filing a written request to Us at least 31 days before the requested Maturity Date. The requested Maturity Date must be a Contract Anniversary. For nonqualified Contracts the requested Maturity Date cannot be later than the Annuitant's Attained Age 90 and cannot be earlier than the tenth Contract Anniversary. For qualified Contracts the requested Maturity Date cannot be earlier than the date the Annuitant attains age 59-1/2 or five years from the Contract Date, whichever is later; and in no event can the Maturity Date be later than April 1 of the calendar year immediately following the calendar year in which the Annuitant attains age 70-1/2.
If You have not previously specified otherwise, on the Maturity Date You may take the Cash Surrender Value (in some states, the Contract Value) in one sum or convert the Contract Value into an annuity payable to the Annuitant under one or more of the payment options described below.
Unless You choose otherwise, the amount in the General Account will be applied to a 10 Year Certain and Life fixed payout and the amount in the Separate Account will be applied to a 10 Year Certain and Life variable payout. The first monthly annuity payment will be made within one month after the Maturity Date. Variable payment options are not available in certain states.

EFFECTING AN ANNUITY

You may apply the proceeds of a withdrawal to effect an annuity. Unless you choose otherwise, the amount of the proceeds from the General
Acount will be applied to a 10 Year Certain and Life fixed payout and the amount of the proceeds from the Separate Account will be applied to a 10 Year Certain and Life variable payout.

Payment options will be subject to Our rules at the time of selection. Our consent is required when an optional payment is selected, and when the Payee either is an assignee or is not a natural person. Currently, the payment options are only available if the proceeds applied are $1,000 or more and the first periodic payment will be at least $20.

For annuity income options involving life income, the actual age of the Payee will affect the amount of each payment. Since payments to older Payees are expected to be fewer in number, the amounts of each annuity payment shall be greater than for younger Payees. For annuity income options that do not involve life income, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Also, payments which occur more frequently will be smaller than those occurring less frequently.

The Payee or any other person who is entitled to receive payment may name a successor to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the successor at any time.

We must approve any arrangements that involve more than one of the payment options, or a Payee who is not a natural person (for example, a corporation), or a Payee who is a fiduciary. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. This includes rules on the minimum amount We will pay under an option, minimum amounts for installment payments, withdrawal or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment), the naming of people who are entitled to receive payment and their successors, and the ways of proving age and survival.

You will make Your choice of a payment option when You apply for a Contract and may make any changes by writing to Our Home Office.

Fixed Options

Payments under the fixed options are not affected by the investment experience of any Investment Division of Our Separate Account. The value as of the Maturity Date will be applied to the fixed option selected. Thereafter, interest or payments are fixed according to the options chosen. The following fixed options are available:

Deposit Option: The money will stay on deposit with Us for a period that You and We agree upon. You will receive interest on the money at a declared interest rate.

Installment Options: There are two ways that We pay installments:

Fixed Period: We will pay the amount applied in equal installments plus applicable interest, for a specific number of years, for up to 30 years.

Fixed Amount: We will pay the sum in installments in an amount that You and We agree upon. We will pay the installments until We pay the original amount, together with any interest You have earned.

Monthly Life Income Option: We will pay the money as monthly income for life. You may choose any one of three ways to receive the income:
We will guarantee payments for at least 20 years (called "20 Years Certain and Life"); at least 10 years (called "10 Years Certain and Life); or payment only for life. With a life only payment option, payments will only be made as long as the Payee is alive. Therefore, if a life only payment option is chosen and the Payee dies after the first payment, only one payment will be made.

Other: You may ask Us to apply the money under any option that We make available at the time the benefit is paid.

We guarantee interest under the Deposit Option at the rate of 2.75% a year, and under either Installment Option at 2.75% a year. We may also allow interest under the Deposit Option and under either Installment Option at a rate that is above the guaranteed rate.

Variable Options

Payments under the variable options are affected by the investment experience of the Investment Divisions of Our Separate Account. Variable payment options are not available in certain states.

The annuity tables contained in the Contract are based on a five percent (5%) assumed investment rate. This is a fulcrum rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the Investment Divisions is better or worse than the assumed investment rate. If the actual investment experience exceeds the assumed investment rate, the payment will increase. Conversely, if the actual investment experience is less than the assumed investment rate, payments will decrease.

To determine the dollar amount of the first monthly variable payment, the value in each Investment Division (as of a date not more than 10 business days prior to the Maturity Date) will be applied to the appropriate rate for the payout options selected using the age and sex (where permissible) of the Payee. The amount of the first payment will then be used to determine the number of Annuity Units for each Investment Division. The number of Annuity Units is used to determine the amount of subsequent variable payments.

The Annuity Unit Value for each Investment Division will be set at $10 on the first day there are contract transactions in Our Separate Account. Thereafter the Annuity Unit Value will vary with the investment experience of the Investment Division and will reflect the daily asset charge We make at an effective annual rate of 1.40%. The Annuity Unit Value will increase if the net investment experience (investment experience less the asset charge) is greater than the 5% assumed investment rate. The Annuity Unit Value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each Investment Division by multiplying the number of Annuity Units by the Annuity Unit Value.

Additional information on the variable annuity payments is contained in the Statement of Additional Information which can be obtained by writing to Our Home Office.

The following variable options are available:

Monthly Life Income Option: We will pay the money as monthly income for life. You may choose any one of three ways to receive the income:
We will guarantee payments for at least 10 years (called "10 Years Certain and Life"); at least 20 years (called "20 Years Certain and Life"); or payment only for life. With a life only payment option, payments will only be made as long as the Annuitant is alive. Therefore, if a life only payment option is chosen and the Payee dies after the first payment, only one payment will be made. Other: You may ask Us to apply the money under any option that We make available at the time the benefit is paid.

Transfers after the Maturity Date

After the Maturity Date, one transfer per Contract Year may be made among the Investment Divisions of Our Separate Account. The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply. The transfer will take effect as of the date We receive Your request. Transfers after the annuity payments have started will be based on the Annuity Unit Values. There will be no transfer charge for this transfer. No transfers are allowed from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option.

ADDITIONAL INFORMATION

Your Voting Rights As an Owner
Fund Voting Rights

We invest the assets in the divisions of Our Separate Account in shares of the corresponding portfolios of the Funds. Midland is the legal owner of the shares and, as such, has the right to vote on certain matters. Among other things, We may vote to:

elect the Funds' Board of Directors,

ratify the selection of independent auditors for the Funds, vote on any other matters described in the Funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and change the investment objectives and policies.

Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your Contract. We will vote those shares at meetings of Fund shareholders according to Your instructions.

The Funds will determine how often shareholder meetings are held. As We receive notice of these meetings, We will solicit Your voting instructions. Although the Funds have held shareholder meetings approximately once a year, the Funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all Owners, We will vote shares for which no instructions have been received in a portfolio in the same proportion as We vote shares for which We have received instructions in that portfolio. We will also vote any Fund shares that We are entitled to vote directly due to amounts We have accumulated in Our Separate Account in the same proportions that Owners vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the Fund in Our own right or to restrict Owner voting, We may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the Fund portfolios in which Your assets have been invested. We determine the number of Fund shares in each division that are attributable to Your Contract by dividing the amount in Your Contract Value allocated to that division by the net asset value of one share of the corresponding Fund portfolio as of the record date set by the Fund's Board for the Fund's shareholders meeting. The record date for this purpose must be at least 10 and no more than 90 days before the meeting of the Fund. We count fractional shares.

If You have a voting interest, We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the Fund's adviser or the investment policies of its portfolios. We will advise You if We do and give Our reasons in the next semiannual report to Owners.

Voting Privileges Of Participants In Other Companies

Currently, shares in the Funds are owned by other insurance companies to support their variable life insurance and variable annuity products as well as Our Separate Account. Those shares generally will be voted according to the instructions of the owners of insurance and annuity contracts issued by those other insurance companies. In certain cases, an insurance company or some other owner of Fund shares may vote as they choose.
This will dilute the effect of the voting instructions of the Owners of Our Variable Annuities. We do not foresee any disadvantage to this. Nevertheless, the Funds' Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We think any Fund action is insufficient, We will see that appropriate action is taken to protect Our Owners.

Our Reports to Owners

Shortly after the end of each Contract Year, We will send You a report that shows Your Contract Value, information about Investment Divisions, and any transactions involving Your Contract Value that occurred during the year. Transactions include Your premium allocations and any transfers or withdrawals that You made in that year.

We will also send You semi-annual reports with financial information on the Funds, including a list of the investments held by each portfolio.

In addition, Our report will also contain any other information that is required by the insurance supervisory official in the jurisdiction in which this Contract is delivered.

Notices will be sent to You for transfers of amounts between Investment Divisions and certain other Contract transactions.

Performance

Performance information for the Investment Divisions may appear in reports and advertising to current and prospective Owners. The performance information is based on historical investment experience of the Investment Division and the Funds and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Fund share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any Contingent Deferred Sales Charges that would apply if You surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as the Contingent Deferred Sales Charge. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.
Because average annual total returns tend to smooth out variations in an Investment Division's returns, You should recognize that they are not the same as actual year-by-year results.

Some Investment Divisions may also advertise yield. These measures reflect the income generated by an investment in the Investment Divisions over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the Contingent Deferred Sales Charge. The standard quotations of yield reflect the Contract Maintenance Charge.

The VIP Money Market Investment Division may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Investment Division over a 7 day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The VIP II Investment Grade Bond and the VIP High
Income Investment Divisions may advertise a 30 day yield which reflects the income generated by an investment in the Investment Division over a 30 day period.

Midland may also advertise performance figures for the Investment
Divisions based on the performance of a Portfolio prior to the time the Separate Account commenced operations.

Your Beneficiary

You name Your Beneficiary when You apply for Your Contract. Unless
You have previously indicated otherwise, You may change the Beneficiary during the Annuitant's lifetime by writing to Our Home Office. If no Beneficiary is living when the Annuitant dies, We will pay the Death Benefit to the Annuitant's estate.

Assigning Your Contract

You may assign (transfer) Your rights in this Contract to someone else. If You do, You must send a copy of the assignment to Our Home Office. We are not responsible for any payment We make or any action We take before We receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership. An assignment may be a taxable event.

When We Pay Proceeds From This Contract

We will generally pay any Death Benefits, withdrawals, or loans within seven days after We receive the required form or request (and other documents that may be required for payment of Death Benefits) at Our Home Office. Death Benefits are determined as of the date We receive due proof of death and the election of how the Death Benefit is to be paid.

We may, however, delay payment for one or more of the following reasons:

We cannot determine the amount of the payment because the New York
Stock Exchange is closed, because trading in securities has been restricted by the Securities and Exchange Commission, or because the SEC has declared that an emergency exists; or

The SEC by order permits Us to delay payment to protect Our Owners. We may also delay any payment until Your premium checks have cleared Your bank.

We may defer payment of any withdrawal or surrender from the General Account for up to six months after We receive Your request.

Dividends

We do not pay any dividends on the Contract described in this prospectus. Midland's Sales And Other Agreements

Sales Agreements

The Contract will be sold by individuals who, in addition to being licensed as life insurance agents for Midland National Life, are also registered representatives of Walnut Street Securities (WSS), the principal underwriter of the Contracts, or of broker-dealers which have entered into written sales agreements with WSS. WSS is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The mailing address for WSS is 670 Mason Ridge Center, Suite 300, St. Louis, MO 63141-
8557.

During the first five Contract Years, We will pay agents a commission of up to 5% of premiums paid. For subsequent years, the commission allowance may equal an amount up to 3% of premiums paid and .25% of the Contract Value.

We may also sell Our Contracts through broker-dealers registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 which enter into selling agreements with Us. The commission for broker-dealers will be no more than that described above, except in the first year we may pay 5.25% of premiums.

Regulation

We are regulated and supervised by the South Dakota Insurance
Department. In addition, We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. This Contract has been filed with and approved by insurance officials in such states. As a result, the provisions of this Contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and that We are complying with applicable laws and regulations.

We are also subject to various federal securities laws and regulations.

Year 2000 Compliance Issues

Midland National Life is currently in the process of updating    itstheir
administrative systems to accommodate all Year 2000 issues. Midland does not anticipate any material financial impact in processing and completing the changes required to comply with the Year 2000 issues.

Discount for Midland Employees

Midland employees may receive a contribution to the Contract of 65% of the first year commission which would normally have been paid on the employee's first year premiums. This contribution will be paid by Midland.

Legal Matters

The law firm of Sutherland, Asbill & Brennan L L P, Washington, D.C., has provided advice regarding certain matters relating to federal securities laws.

Legal Proceedings

We are not involved in any material legal proceedings.

Experts

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company included in the Registration Statement have been audited by Coopers & Lybrand LLP, independent auditors, for the periods indicated in their report which appears in the Registration Statement. The financial statements audited by Coopers & Lybrand LLP have been included in reliance on their report given on their authority as experts in accounting and auditing.

Statement of Additional Information

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this Prospectus. This Statement of Additional Information can be acquired by checking the appropriate box on the application form, by writing Our Home Office, or by calling the Statement of Additional Information Toll Free number at 1-800-272-1642. The following is the Table of Contents for the Statement of Additional Information:


TABLE OF CONTENTS

	PAGE

THE CONTRACT

Non-Participation               3
Misstatement of Age or Sex      3
Proof of Existence and Age      3
Assignment                      3
Annuity Data                    3
Incontestability                3
Ownership                       3
Entire Contract                 3
Changes in the Contract         3
Protection of Benefits          3
Accumulation Unit Value         3
Annuity Payments                4

CALCULATION OF YIELDS AND TOTAL RETURNS

VIP Money Market Investment Division Yield Calculation          4
Other Investment Division Yield Calculations                    5
Standard Total Return Calculations Assuming Surrender           5
Other Performance Data                                          6
Adjusted Historical Performance Data                            7

FEDERAL TAX MATTERS

Tax Free Exchanges (1035)  8
Required Distributions     8

DISTRIBUTION OF THE CONTRACT    9
SAFEKEEPING OF ACCOUNT ASSETS   9
STATE REGULATION                9
RECORDS AND REPORTS             9
LEGAL PROCEEDINGS               9
LEGAL MATTERS                   9
EXPERTS                         9
OTHER INFORMATION               9
FINANCIAL STATEMENTS           10




VAPROSA.TXT

2    VARIABLE ANNUITY

VARIABLE ANNUITY    1


STATEMENT OF ADDITIONAL INFORMATION FOR THE
FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
CONTRACT

Offered by

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(Through Midland National Life Separate Account C)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Flexible Premium Deferred Variable Annuity Contract ("Contract") offered by Midland National Life Insurance Company. You may obtain a copy of the Prospectus dated May 1,
   19981997    , by writing to Midland National Life Insurance Company, One
Midland Plaza, Sioux Falls, SD 57193. Terms used in the current
Prospectus for the Contract are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A
PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION
WITH THE PROSPECTUS FOR THE POLICY.

Dated May 1, 1998

TABLE OF CONTENTS              Page

THE CONTRACT

Non-Participation               3
Misstatement of Age or Sex      3
Proof of Existence and Age      3
Assignment                      3
Annuity Data                    3
Incontestability                3
Ownership                       3
Entire Contract                 3
Changes in the Contract         3
Protection of Benefits          3
Accumulation Unit Value         3
Annuity Payments                4

CALCULATION OF YIELDS AND TOTAL RETURNS

VIP Money Market Investment Division Yield Calculation  4
Other Investment Division Yield Calculations            5
Total Return Calculations Assuming Surrender            5
Other Performance Data                                  6
Adjusted Historical Performance Data                    7

FEDERAL TAX MATTERS

Tax Free Exchanges (1035)       8
Required Distributions          8

DISTRIBUTION OF THE CONTRACT    9
SAFEKEEPING OF ACCOUNT ASSETS   9
STATE REGULATION                9
RECORDS AND REPORTS             9
LEGAL PROCEEDINGS               9
LEGAL MATTERS                   9
EXPERTS                         9
OTHER INFORMATION              10
FINANCIAL STATEMENTS           10

THE CONTRACT

Non-Participation

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of Midland.

Misstatement of Age or Sex

If the age or sex of the Annuitant or any other payee has been misstated in the application, the Annuity payable under the Contract will be whatever the Contract Value of the Contract would purchase on the basis of the correct age or sex of the Annuitant and/or other payee, if any, on the date Annuity Payments begin. Any overpayment or underpayments by Midland as a result of any such misstatement will be corrected using an interest rate of 6% per year.

Proof of Existence and Age

Before making any payment under the Contract, we may require proof of the existence and/or proof of the age of the Owner or Annuitant.

Assignment

No assignment of a Contract will be binding on Midland unless made in writing and sent to us at our Home Office. Midland is not responsible for the adequacy of any assignment. The Owner's rights and the interest of any Beneficiary not designated irrevocably will be subject to the rights of any assignee of record.

Annuity Data

We will not be liable for obligations which depend on receiving information from a payee until such information is received in a satisfactory form.

Incontestability

The Contract is incontestable after it has been in force, during the Annuitant's lifetime, for two years.

Ownership

Before the Annuitant's death, only the Owner will be entitled to the rights granted by the Contract or allowed by Midland under the Contract, except that the right to choose a Payment Option will belong to the Payee, unless otherwise specified. If the Owner is an individual and dies before the Annuitant, the rights of the Owner belong to the estate of the Owner unless this Contract has been endorsed to provide otherwise.

Entire Contract

We have issued the Contract in consideration of the application and payment of the first premium. A copy of the application is attached to and is a part of the Contract. The Policy Form with the application and any riders make the entire Contract. All statements made by or for the Annuitant are considered representations and not warranties. Midland will not use any statement in defense of a claim unless it is made in the application and a copy of the application is attached to the Contract when issued.

Changes in the Contract

Only Midland's President, a Vice President, the Secretary or an Assistant Secretary of our Company have the authority to make any change in the Contract and then only in writing. We will not be bound by any promise or representation made by any other person.

Midland may not change or amend the Contract, except as expressly provided in the Contract, without the Owner's consent. However, we may change or amend the Contract if such change or amendment is necessary for the Contract to comply with any state or federal law, rule or regulation.

Protection of Benefits

To the extent permitted by law, no benefit under the Contract will be subject to any claim or process of law by any creditor.

Accumulation Unit Value

We determine Accumulation Unit Values for the Investment Division of
Our Separate Account at the end of each Business Day. The Accumulation Unit Value for each Investment Division was set at $10.00 on the first day there were contract transactions in Our Separate Account. After that, the Accumulation Unit Value for any Business Day is equal to the Accumulation Unit Value for the preceding Business Day multiplied by the net investment factor for that division on that Business Day.

We determine the net investment factor for each Investment Division every Business Day as follows:

First, We take the value of the shares belonging to the division (including any shares from reinvested dividends or capital gain distributions) in the corresponding Fund portfolio at the close of business that day (before giving effect to any contract transaction for that day, such as premium payments or surrenders). For this purpose, We use the share value reported to Us by the Fund.

Then, We divide this amount by the value of the amounts in the Investment Division at the close of business on the preceding Business Day (after giving effect to any contract transactions on that day).

Then, We subtract a daily asset charge for each calendar day between Business Days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge is .0038626% which is an effective annual rate of 1.40%. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account.

Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the Funds, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the Investment Divisions.

The amount of each variable annuity payment will be affected by the investment performance of the Investment Divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each Investment Division by applying the value in the Investment Division, as of a date not more than 10 business days prior to the Maturity Date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the Annuitant. The number of Annuity Units for each Investment Division is then calculated by dividing the first variable annuity payment for that Investment Division by the Investment Division's Annuity Unit Value as of the same date.

The dollar amount of each subsequent payment from an Investment
Division is equal to the number of Annuity Units for that Investment Division times the Annuity Unit value for that Investment Division as of a uniformly applied date not more than ten business days before the annuity payment is due.

The payment made to the Annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each Investment Division.

The Annuity Unit Value for each Investment Division was set at $10 on the first day there were contract transactions in Our Separate Account. After that, the Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

(1) = the Annuity Unit Value for the preceding business day:
(2) = the net investment factor (as described above) for that division on that business day.
(3) = the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the Maturity Date will only be allowed once per Contract Year and will be made using the Annuity Unit Value for the Investment Divisions on the date the request for transfer is received. On the transfer date, the number of Annuity Units transferred from the Investment
Division is multiplied by the Annuity Unit Value for that Investment Division to determine the value being transferred. This value is then transferred into the indicated Investment Division(s) by converting this value into Annuity Units of the proper Investment Division(s). The
Annuity Units are determined by dividing the value being transferred into an Investment Division by the Annuity Unit value of the Investment
Division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.

CALCULATION OF YIELDS AND TOTAL RETURNS

VIP Money Market Investment Division Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland is required to compute the VIP Money Market
Investment Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses or shares of the VIP Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the
sale of securities and unrealized appreciation and depreciation     and
income other than investment income    ) in the value of a hypothetical
account having a balance of one unit of the VIP Money Market Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the contract maintenance charge, annual administrative expenses, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the VIP Money Market Investment Division of the Separate Account will be lower than the yield for the VIP Money Market Portfolio or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland to disclose the effective yield of the VIP Money Market Investment Division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the VIP Money Market Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The VIP Money Market Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the VIP Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the VIP Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any Contingent Deferred Sales Charge that may be applicable to a particular Contract. The annualized yield for the seven-day period ending 12/31/97 was 4.07%.

Other Investment Division Yield Calculations

Midland may from time to time disclose the current annualized yield of one or more of the Investment Divisions (except the Money Market
Investment Division) for 30-day periods. The annualized yield of an Investment Division refers to income generated by the Investment
Division over a specified 30-day period. Because the yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD = 2 [ (a - b + 1)6 - 1 ]
	       cd
Where:  a =  net investment income earned during the period by the
             Fund (or substitute funding vehicle) attributable to shares owned by the Investment Division.
       	b =  expenses accrued for the period (net of reimbursements).
       	c = the average daily number of units outstanding during the period.
        d = the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Owner accounts. The yield calculations do not reflect the effect of any Contingent Deferred Sales Charges that may be applicable to a particular Contract. Contingent Deferred Sales Charges range from 7% to 0% of the amount of Premium withdrawn depending on the elapsed time since the Contract was issued.

Because of the charges and deductions imposed by the Separate Account the yield of the Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment
Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund, and its operating expenses.

We currently do not advertise yields for any Investment Division.

Total Return Calculations Assuming Surrender

Midland may from time to time also disclose average annual total returns for one or more of the Investment Divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T)n = ERV
Where:  P =     a hypothetical initial payment of $1,000
       	T =     average annual total return
       	n =     number of years
       	ERV =   ending redeemable value of a hypothetical $1,000 payment
             made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all Owner accounts are recognized in the ending redeemable value. The standard average annual total return calculations which assume the Contract is surrendered will reflect the effect of Contingent Deferred Sales Charges that may be applicable to a particular period.

   The following is the average annual total return information for the Investment Division of Separate Account C. The returns are based on the assumption that the contract is surrendered at the end of the time period shown and the returns reflect the impact of any applicable Contingent Deferred Sales Charge.

	Investment Division                        Inception of the                1-Year Period
	with                                       Investment Division             Ended
	Inception Date                             to 12/31/97                     12/31/97
VIP Money Market (10/24/93)                       2.95%                       -3.13%
VIP II Investment Grade Bond (10/24/93)           3.87%                        0.40%
VIP High Income (10/24/93)                       10.24%                        8.87%
VIP II Asset Manager (10/24/93)                   9.64%                       11.81%
VIP II Index 500 (10/24/93)                      19.79%                       23.67%
VIP Equity-Income (10/24/93)                     17.95%                       19.15%
VIP Growth (10/24/93)                            14.95%                       14.60%
VIP Overseas (10/24/93)                           7.45%                        2.85%
VIP II Contrafund (5/1/95)                       21.54%                       15.25%
VIP II Asset Manager: Growth (5/1/95)            19.86%                       16.16%
VIP III Balanced (5/1/97)                          N/A                          N/A
VIP III Growth & Income (5/1/97)                   N/A                          N/A
VIP III Growth Opportunities (5/1/97)              N/A                          N/A
American Century VP Balanced (5/1/97)              N/A                          N/A
American Century VP Capital Appreciation (5/1/97)  N/A                          N/A
American Century VP Value (5/1/97)                 N/A                          N/A
American Century VP International (5/1/97)         N/A                          N/A


   American Century VP Income & Growth (5/1/98)    N/A                          N/A

N/A - The return information for    these periods isthe funds are     not
reflected as the funds had not been included in Midland National Life Separate Account C for more than 12 months at 12/31/1997.

Midland may from time to time also disclose average annual total returns in a format which assumes the Contract is kept in-force through the time period shown. Such returns will be identical to the format which assumes the Contract is surrendered except that the Contingent Deferred Sales Charge percentage will be assumed to be 0%. The returns which assume the Contract is kept in-force will only be shown in conjunction with returns which assume the Contract is surrendered.

The following is the average annual total return information for the Investment Division of Separate Account C. The returns are based on the assumption that the contract is kept in-force through the end of the time period shown and the contingent deferred sales charges are set to zero.

	Investment Division                             Inception of the            1-Year Period
	with                                            Investment Division         Ended
	Inception Date                                  to 12/31/97                 12/31/97
VIP Money Market (10/24/93)                        3.53%                      3.87%
VIP II Investment Grade Bond (10/24/93)            4.44%                      7.40%
VIP High Income (10/24/93)                        10.71%                     15.87%
VIP II Asset Manager (10/24/93)                   10.12%                     18.81%
VIP II Index 500 (10/24/93)                       20.15%                     30.67%
VIP Equity-Income (10/24/93)                      18.33%                     26.15%
VIP Growth (10/24/93)                             15.36%                     21.60%
VIP Overseas (10/24/93)                            7.96%                      9.85%
VIP II Contrafund (5/1/95)                        22.75%                     22.25%
VIP II Asset Manager: Growth (5/1/95)             21.09%                     23.16%
VIP III Balanced (5/1/97)                           N/A                         N/A
VIP III Growth & Income (5/1/97)                    N/A                         N/A
VIP III Growth Opportunities (5/1/97)               N/A                         N/A
American Century VP Balanced (5/1/97)               N/A                         N/A
American Century VP Capital Appreciation (5/1/97)   N/A                         N/A
American Century VP Value (5/1/97)                  N/A                         N/A
American Century VP International (5/1/97)          N/A                         N/A
   American Century VP Income & Growth (5/1/98)     N/A                         N/A

N/A - The return information for the funds are not reflected as the funds had not been included in Midland National Life Separate Account C for more than 12 months at 12/31/1997.

Other Performance Data

Midland may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula. The cumulative returns which assume the Contract is kept inforce assume that the Contingent Deferred Sales
Charge percentage will be    zero.0%.

CTR = [ERV/P] - 1
Where:  CTR =   the cumulative total return net of Investment Division
recurring charges for the period.
       	ERV =   ending redeemable value of an assumed $1,000 payment at the
	beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).
        	P   = an assumed initial payment of $1,000

The returns which assume the Contract is kept in-force will only be shown in conjunction with returns which assume the Contract is surrendered.

Midland may also disclose the value of    an assumeda hypothetical     payment
of $10,000    (or other amounts    at the end of various periods of time.

The following is the cumulative total return information for the Investment Division of Separate Account C. The returns are based on the assumption that the contract is surrendered at the end of the time period shown and the returns reflect the impact of any applicable contingent deferred sales charge.

	Investment Division                             Inception of the          1-Year Period
	with                                            Investment Division       Ended
	Inception Date                                  to 12/31/97               12/31/97
VIP Money Market (10/24/93)                         12.94%                   -3.13%
VIP II Investment Grade Bond (10/24/93)             17.26%                    0.40%
VIP High Income (10/24/93)                          50.44%                    8.87%
VIP II Asset Manager (10/24/93)                     47.05%                   11.81%
VIP II Index 500 (10/24/93)                        113.06%                   23.67%
VIP Equity-Income (10/24/93)                        99.69%                   19.15%
VIP Growth (10/24/93)                               79.25%                   14.60%
VIP Overseas (10/24/93)                             35.13%                    2.85%
VIP II Contrafund (5/1/95)                          68.40%                   15.25%
VIP II Asset Manager: Growth (5/1/95)               62.23%                   16.16%
VIP III Balanced (5/1/97)                              N/A                      N/A
VIP III Growth & Income (5/1/97)                       N/A                      N/A
VIP III Growth Opportunities (5/1/97)                  N/A                      N/A
American Century VP Balanced (5/1/97)                  N/A                      N/A
American Century VP Capital Appreciation (5/1/97)      N/A                      N/A
American Century VP Value (5/1/97)                     N/A                      N/A
American Century VP International (5/1/97)             N/A                      N/A
   American Century VP Income & Growth (5/1/98)        N/A                      N/A

N/A - The return information for    these Investment Divisions isthe funds
are      not reflected as the funds had not been included in Midland National
Life Separate Account C for more than 12 months at 12/31/1997.

The following is the cumulative total return information for the Investment Division of Separate Account C. The returns are based on the assumption that the contract is kept in-force through the end of the time period shown and the contingent deferred sales charges are set to zero.

	Investment Division                          Inception of the          1-Year Period
	with                                         Investment Division       Ended
	Inception Date                               to 12/31/97               12/31/97
VIP Money Market (10/24/93)                     15.64%                      3.87%
VIP II Investment Grade Bond (10/24/93)         19.96%                      7.40%
VIP High Income (10/24/93)                      53.14%                     15.87%
VIP II Asset Manager (10/24/93)                 49.75%                     18.81%
VIP II Index 500 (10/24/93)                    115.76%                     30.67%
VIP Equity-Income (10/24/93)                   102.39%                     26.15%
VIP Growth (10/24/93)                           81.95%                     21.60%
VIP Overseas (10/24/93)                         37.83%                      9.85%
VIP II Contrafund (5/1/95)                      72.90%                     22.25%
VIP II Asset Manager: Growth (5/1/95)           66.73%                     23.16%
VIP III Balanced (5/1/97)                          N/A                       N/A
VIP III Growth & Income (5/1/97)                   N/A                       N/A
VIP III Growth Opportunities (5/1/97)              N/A                       N/A
American Century VP Balanced (5/1/97)              N/A                       N/A
American Century VP Capital Appreciation (5/97)    N/A                       N/A
American Century VP Value (5/1/97)                 N/A                       N/A
American Century VP International (5/1/97)         N/A                       N/A
   American Century VP Income & Growth (5/1/98)    N/A                       N/A

N/A - The return information for the funds are not reflected as the funds had not been included in Midland National Life Separate Account C for more than 12 months at 12/31/1997.

Adjusted Historical Performance Data

Midland may also disclose adjusted historical performance data for an Investment Division for periods before the Investment Division commenced operations, based on the assumption that the Investment
Division was in existence before it actually was, and that the Investment Division had been invested in a particular portfolio that was in existence prior to the Investment Division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the Investment Division will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a "Contract Charges" factor to reflect the charges imposed under the Contract. The Contract Charges factor is calculated by adding the daily charge for mortality and expense risks (1.25% annually) to the daily Administrative Charge (0.15% annually), and then adding an additional amount that adjusts for the annual $33 Contract Maintenance Charge. This additional amount is based on an average
Contract Value of $27,000, so it is calculated as $33/27,000, or 0.13% annually. The total of these three amounts is then divided by 12 to get the monthly Contract Charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the Investment Division. The Contract Charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value ("ERV") of a hypothetical $1,000 initial payment in the Investment Division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of adjusted historical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the Contract is not surrendered (i.e., with no deduction for the Contingent Deferred Sales Charge) and assuming that the Contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable Contingent Deferred Sales Charge).

The following is the average annual total return information based on the
assumption that the    Cc    ontract is surrendered at the end of the time
period shown. The impact of any applicable    Cc    Contingent
   Dd    eferred    Ss    ales    Cc    harges are reflected in the returns.
The returns assume that each of the Investment Divisions had been available to Midland National Life Separate Account C since the Portfolio Inception Date.

	Investment Division                                 Inception of the  10-Year Period     5-Year Period
	with Portfolio                                      Portfolio to      Ended              Ended
	Inception Date                                      12/31/97          12/31/97           12/31/97
VIP Money Market (4/1/82)                             5.27%             4.26%              2.77%
VIP II Investment Grade Bond (12/5/88)                6.64%               N/A              5.06%
VIP High Income (9/19/85)                            10.74%            11.11%             11.86%
VIP II Asset Manager (9/16/89)                       11.02%               N/A             10.93%
VIP II Index 500 (8/27/92)                           17.86%               N/A             17.84%
VIP Equity-Income (10/9/86)                          12.92%            14.97%             18.08%
VIP Growth (10/9/86)                                 13.81%            15.43%             15.94%
VIP Overseas (1/28/87)                                6.56%             7.97%             12.06%
VIP II Contrafund (1/3/95)                           25.28%               N/A                N/A
VIP II Asset Manager: Growth (1/3/95)                19.84%               N/A                N/A
VIP III Balanced (1/3/95)                            12.32%               N/A                N/A
VIP III Growth & Income (12/31/96)                   19.71%               N/A                N/A
VIP III Growth Opportunities (1/3/95)                23.89%               N/A                N/A
American Century VP Balanced (5/1/91)                 9.24%               N/A              9.21%
American Century VP Capital Appreciation (11/20/87)   7.66%             7.05%              3.69%
American Century VP Value (5/1/96)                   18.31%               N/A                N/A
American Century VP International (5/1/94)            8.03%               N/A                N/A
   American Century VP Income & Growth (10/30/97)       N/A               N/A                N/A

   There are no returns shown for the American Century VP Income &
Growth Investment Division since the fund was formed within 12 months of year ending 12/31/1997.

The following is the average annual total return information based on the
assumption that the    Cc    ontract is kept in-force through the end of
the time period shown. The    Cc    ontingent    Dd    eferred    Ss    ales
   Cc    harges are assumed to be zero. The returns assume that each of the
Investment Divisions had been available to Separate Account C since the
Portfolio Inception date.

	Investment Division                               Inception of the     10-Year Period      5-Year Period
	with Portfolio                                    Portfolio to         Ended               Ended
	Inception Date                                    12/31/97             12/31/97            12/31/97
VIP Money Market (4/1/82)                            5.27%                4.26%               3.25%
VIP II Investment Grade Bond (12/5/88)               6.64%                  N/A               5.50%
VIP High Income (9/19/85)                           10.74%               11.11%              12.20%
VIP II Asset Manager (9/16/89)                      11.02%                  N/A              11.28%
VIP II Index 500 (8/27/92)                          18.02%                  N/A              18.12%
VIP Equity-Income (10/9/86)                         12.92%               14.97%              18.36%
VIP Growth (10/9/86)                                13.81%               15.43%              16.24%
VIP Overseas (1/28/87)                               6.56%                7.97%              12.40%
VIP II Contrafund (1/3/95)                          26.23%                  N/A                 N/A
VIP II Asset Manager: Growth (1/3/95)               20.88%                  N/A                 N/A
VIP III Balanced (1/3/95)                           13.50%                  N/A                 N/A
VIP III Growth & Income (12/31/96)                  26.71%                  N/A                 N/A
VIP III Growth Opportunities (1/3/95)               24.87%                  N/A                 N/A
American Century VP Balanced (5/1/91)                9.24%                  N/A               9.59%
American Century VP Capital Appreciation (11/20/87)  7.66%                7.05%               4.16%
American Century VP Value (5/1/96)                  21.18%                  N/A                 N/A
American Century VP International (5/1/94)           8.82%                  N/A                 N/A
   American Century VP Income & Growth (10/30/97)      N/A                  N/A                 N/A

   There are no returns shown for the American Century VP Income &
Growth Investment Division since the fund was formed within 12 months of year ending 12/31/1997.


The following is the cumulative total return information based on the
assumption that the    Cc    ontract is surrendered at the end of the time
period shown. The impact of any applicable    Cc    ontingent
   Dd</>eferred

   Ss    ales    Cc    harges are reflected in the returns.
The returns assume that each of the Investment Divisions had been available to Separate Account C since the Portfolio Inception date.

	Investment Division                                 Inception of the      10-Year Period       5-Year Period
	with Portfolio                                      Portfolio to          Ended                Ended
	Inception Date                                      12/31/97          12/31/97             12/31/97
VIP Money Market (4/1/82)                             124.57%            51.75%               14.65%
VIP II Investment Grade Bond (12/5/88)                 79.21%               N/A               27.97%
VIP High Income (9/19/85)                             250.35%           186.84%               75.13%
VIP II Asset Manager (9/16/89)                        138.70%               N/A               67.97%
VIP II Index 500 (8/27/92)                            140.77%               N/A              127.21%
VIP Equity-Income (10/9/86)                           291.68%           303.55%              129.60%
VIP Growth (10/9/86)                                  327.70%           319.84%              109.47%
VIP Overseas (1/28/87)                                100.28%           115.23%               76.72%
VIP II Contrafund (1/3/95)                             96.50%               N/A                  N/A
VIP II Asset Manager: Growth (1/3/95)                  72.03%               N/A                  N/A
VIP III Balanced (1/3/95)                              41.59%               N/A                  N/A
VIP III Growth & Income (12/31/96)                     19.71%               N/A                  N/A
VIP III Growth Opportunities (1/3/95)                  89.96%               N/A                  N/A
American Century VP Balanced (5/1/91)                  80.37%               N/A               55.37%
American Century VP Capital Appreciation (11/20/87)   110.99%            97.55%               19.88%
American Century VP Value (5/1/96)                     32.38%               N/A                  N/A
American Century VP International (5/1/94)             32.78%               N/A                  N/A
   American Century VP Income & Growth (10/30/97)         N/A               N/A                  N/A

There are no returns shown for the American Century VP Income &
Growth Investment Division since the fund was formed within 12 months of year ending 12/31/1997.

The following is the cumulative total return information based on the assumption that the contract is kept in-force through the end of the time period shown. The contingent deferred sales charges are assumed to be zero. The returns assume that each of the Investment Divisions had been available to Separate Account C since the Portfolio Inception date.

	Investment Division                                Inception of the      10-Year Period   5-Year Period
	with Portfolio                                     Portfolio to          Ended            Ended
	Inception Date                                     12/31/97              12/31/97         12/31/97
VIP Money Market (4/1/82)                            124.57%                51.75%           17.35%
VIP II Investment Grade Bond (12/5/88)                79.21%                   N/A           30.67%
VIP High Income (9/19/85)                            250.35%               186.84%           77.83%
VIP II Asset Manager (9/16/89)                       138.70%                   N/A           70.67%
VIP II Index 500 (8/27/92)                           142.57%                   N/A          129.91%
VIP Equity-Income (10/9/86)                          291.68%               303.55%          132.30%
VIP Growth (10/9/86)                                 327.70%               319.84%          112.17%
VIP Overseas (1/28/87)                               100.28%               115.23%           79.42%
VIP II Contrafund (1/3/95)                           101.00%                   N/A              N/A
VIP II Asset Manager: Growth (1/3/95)                 76.53%                   N/A              N/A
VIP III Balanced (1/3/95)                             46.09%                   N/A              N/A
VIP III Growth & Income (12/31/96)                    26.71%                   N/A              N/A
VIP III Growth Opportunities (1/3/95)                 94.46%                   N/A              N/A
American Century VP Balanced (5/1/91)                 80.37%                   N/A           58.07%
American Century VP Capital Appreciation (11/20/87)  110.99%                97.55%           22.58%
American Century VP Value (5/1/96)                    37.78%                   N/A              N/A
American Century VP International (5/1/94)            36.38%                   N/A              N/A
   American Century VP Income & Growth (10/30/97)        N/A                   N/A              N/A

   There are no returns shown for the American Century VP Income & Growth Investment Division since the fund was formed within 12 months of year ending 12/31/1997.

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland accepts Premiums which are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the Contract, the Company does not differentiate between
Section 1035 Premiums and non-Section 1035 Premiums.

We also accept "rollovers" from Contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to "rollover" into an IRA (except 403(b) contracts). The Company differentiates between nonqualified Contracts and IRAs to the extent necessary to comply with federal tax laws.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any Nonqualified Contract to provide that (a) if any Owner dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed (1) within five years after the date of that Owner's death, or (2) as Annuity payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "Designated Beneficiary" or over a period not extending beyond the life expectancy of that Beneficiary. The Owner's "Designated Beneficiary" is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Owner's Designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Nonqualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

DISTRIBUTION OF THE CONTRACT

Walnut Street Securities (WSS), the principal underwriter of the Contract, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The address for WSS is as follows: Walnut Street Securities, 670 Mason Ridge Center, Suite 300, St. Louis, MO 63141-8557.

The Contracts are offered to the public through brokers, licensed under the federal securities laws and state insurance laws, that have entered into agreements with WSS. The offering of the Contracts is continuous and WSS does not anticipate discontinuing the offering of the Contracts. However, WSS does reserve the right to discontinue the offering of the Contracts. Beginning January 1, 1998, Midland will pay an underwriting commission to WSS equal to 0.125% of all Variable Annuity premiums.

Prior to June 1, 1996 Midland paid underwriting commissions to North American Management (NAM) since NAM was the principal underwriter of the Contracts during this time. The following table shows the aggregate dollar amount of underwriting commissions paid to NAM during the last
three years.     Such underwriting commissions were not paid to WSS during
these periods.

		Underwriting
	Year    Commissions
	1995    $100,715.80
	1996    $99,593.61
	1997    $0.00

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland. The assets are kept physically segregated and held separate and apart from our general account assets. Records are maintained of all Premiums and redemptions of Fund shares held by each of the Investment Divisions.

STATE REGULATION

Midland is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland. As presently required by the Investment Company
Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to Owners semi-annually at their last known address of record.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject that are material to the Contracts. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the Contracts has been provided by Sutherland, Asbill & Brennan L L P, of Washington, D.C.

EXPERTS

The financial statements of    Midland National Life Separate Account C
and     Midland National Life Insurance Company included in this Statement of Additional Information and Registration Statement have been audited by Coopers & Lybrand LLP, independent auditors, for the periods indicated in their report thereon which appears elsewhere herein and in the Registration Statement. The financial statements and schedules audited by Coopers & Lybrand LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for Coopers & Lybrand LLP is as follows:

Coopers & Lybrand LLP
IBM Park Building, Suite 1300
650 Third Avenue S.
Minneapolis, MN  55402-4333

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company should be considered only as bearing on the ability of Midland to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of Separate Account C.


VASAIA.TXT

Part C.


Item 24.

 (a)  Financial Statements

      Financial statements are included in Part B of the Registration
      Statement.

 (b)  Exhibits:

      (1) Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C. (2)

      (2)  Not Applicable

      (3)  (a)  Principal Underwriting Agreement between Midland
           National Life Insurance Company and Walnut Street Securities (2)
           (b)  Registered Representative Contract  (2)

      (4)  (a)  Form A053A1 Flexible Premium Deferred Variable Annuity
                Contract (2)
           (b)  Maturity Date Endorsement for Qualified Contracts  (2)
           (c)  Endorsement for Tax Sheltered Annuity  (2)
           (d)  Form A057A1 Flexible Premium Deferred Variable Annuity
                Contract (2)

      (5) (a) Form of Application for Flexible Premium Deferred Variable Annuity Contract A053A1 and A057A1 (2)
          (b)  Supplement to Application  (2)

      (6) (a) Articles of Incorporation of Midland National Life Insurance Company (2)
          (b)  By-laws of Midland National Life Insurance Company  (2)

      (7) Not Applicable

      (8) (a) Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II (2)

          (b) Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III (2)

          (c) Form of Participation Agreement between Midland National Life Insurance Company and American Century Investment Services Inc. (2)

      (9) Opinion and Consent of Counsel (2)

     (10) (a)  Consent of Counsel (3)
          (b)  Consent of Independent Auditors (3)

     (11) Not Applicable

     (12) Not Applicable

     (13) Performance Data Calculations (1)

     (14) Not Applicable

(1) Filed with Pre-effective Amendment #1 of this form N-4 Registration Statement, file number 33-64016 (August 11, 1993).
(2) Filed with Post-effective Amendment #5 of this form N-4 Registration Statement, file number 33-64016 (February 23, 1998).
(3)  Filed herewith.

Item 25.

          Below is a list of our directors and executive officers.



Directors

Name and                Position with   Principal Occupation
Business Address        Midland         During Past Five Years

John C. Watson          Chairman of     Chairman of the Board (October
Midland National Life   the Board       1992 to present), Chairman of
One Midland Plaza                       the Board and Chief Executive
Sioux Falls, SD 57193                   Officer (October 1992 to March
                                        1997), Midland National Life
                                        Insurance Company; President
                                        and Director (1992 to September 1997),
                                        Consolidated Investment Services,
                                        Inc.; Chairman of the Board,
                                        President, (December 1996 to
                                        present), Sammons Financial
                                        Holdings, Inc.; Chairman of the
                                        Board and Chief Executive Officer/
                                        President (December 1996 to present),
                                        North American Company for Life and
                                        Health Insurance; President and
                                        Director (1996 to December 1997),
                                        Briggs ITD Corporation; Director,
                                        Chairman of the Board, President,
                                        Chief Executive Officer
                                        (1996 to present), NACOLAH
                                        Holding Corporation; Director,
                                        Chairman of the Board, President,
                                        Chief Executive Officer
                                        (1996 to present), North American
                                        Company for Life and Health of
                                        New York; Director, Chairman of
                                        the Board, President, Chief
                                        Executive Officer (1996 to present),
                                        NACOLAH Life Insurance Company;
                                        Director, Chairman of the Board,
                                        President, Chief Executive Officer
                                        (1996 to present), Institutional
                                        Founders Life Insurance Company;
                                        Chairman of the Board and Director
                                        (1995-present), Midland Advisors
                                        Company; President and Director (1992
                                        to September 1997), CH Holdings, Inc.;
                                        Director, (1992 to present), Sammons
                                        Enterprises, Inc.; Chairman of the
                                        Board, President, and Chief
                                        Executive Officer (October 1992
                                        to January 1997), Investors Life
                                        Insurance Company of Nebraska;
                                        President and Chief Operating
                                        Officer (1990 to October 1992),
                                        Franklin Life Insurance Company
                                        Vice President (November 1996 to
                                        present), NAC Holdings, Inc.


Michael M. Masterson    Chief Executive Chief Executive Officer and
Midland National Life   Officer and     President (March 1997 to present)
One Midland Plaza       President       President and Chief Operating
Sioux Falls, SD 57193                   Officer (March 1996 to February
                                        1997), Executive Vice President-
                                        Marketing (March 1995 to February
                                        1996), Midland National Life
                                        Insurance Company; President and
                                        Chief Operating Officer (March
                                        1996 to December 1996), Executive
                                        Vice President-Marketing (March
                                        1995 to February 1996), Investors
                                        Life Insurance Company of Nebraska;
                                        President and Director (September
                                        1997 to present), CH Holdings, Inc.;
                                        President and Director (December 1997
                                        to present), Brigg ITD Corp; President
                                        and Director (September 1997 to
                                        present), Consolidated Investment
                                        Services; Director (January 1995 to
                                        present), Midland Advisors Company;
                                        Director (January 1996 to present),
                                        NACOLAH Holding Corp; Director (May
                                        1997 to Present), Sammons Financial
                                        Holdings; Vice President-Individual
                                        Sales (prior thereto), Northwestern
                                        National Life

Russell A. Evenson      Senior Vice     Senior Vice President and Chief
Midland National Life   President and   Actuary (March 1996 to present),
One Midland Plaza       Chief Actuary   Senior Vice President and Actuary
Sioux Falls, SD 57193                   (prior thereto), Midland National
                                        Life Insurance Company;  Senior
                                        Vice President and Chief Actuary
                                        (March 1996 to December 1996),
                                        Senior Vice President and Actuary
                                        (prior thereto), Investors Life
                                        Insurance Company of Nebraska;
                                        Vice President and Chief Actuary
                                        (1990 to 1993), Professional
                                        Insurance Corporation


John J. Craig, II       Executive       Senior Vice President and Chief
Midland National Life   Vice President  Financial Officer (October 1993
One Midland Plaza                       to present), Midland National
Sioux Falls, SD 57193                   Life Insurance Company; Treasurer
                                        (January 1996 to present), Briggs
                                        ITD Corp.; Treasurer (March 1996
                                        to present), Sammons Financial
                                        Holdings, Inc.; Treasurer
                                        (November 1993 to present), CH
                                        Holdings; Treasurer (November
                                        1993 to present), Consolidated
                                        Investment Services, Inc.;
                                        Treasurer (November 1993 to
                                        present), Richmond Holding
                                        Company, L.L.C.; Senior
                                        Vice President and Chief
                                        Financial Officer (October 1993
                                        to December 1996), Investors Life
                                        Insurance Company of Nebraska;
                                        Partner (prior thereto), Ernst
                                        and Young


Steven C. Palmitier     Senior Vice     Senior Vice President and Chief
Midland National Life   President and   Marketing Officer (August 1996
One Midland Plaza       Chief Marketing to present), Midland National
Sioux Falls, SD 57193   Officer         Life Insurance Company; Senior
                                        Vice President-Sales (prior
                                        thereto), Penn Mutual Life
                                        Insurance


Robert W. Korba          Board of       President and Director (since
Sammons Enterprises, Inc Directors      1988), Sammons Enterprises, Inc.
300 Crescent CT          Member
Dallas, TX 75201


James N. Whitson         Board of        Executive Vice President (since
Sammons Enterprises, Inc Directors       1989), Sammons Enterprises, Inc.
300 Crescent CT          Member
Dallas, TX 75201


E John Fromelt          Chief            Chief Investment Officer (since
Midland National Life   Investment       1990), Midland National Life
One Midland Plaza       Officer          Insurance Company; President
Sioux Falls, SD 57193                    (since August 1995), Midland
                                         Advisors Company; Chief
                                         Investment Officer (1996 to
                                         present), North American Company
                                         for Life and Health; Chief
                                         Investment Officer (1990-1996),
                                         Investors Life Insurance Company
                                         of Nebraska

Executive Officers (Other Than Directors)

Jack L. Briggs          Vice President,  Vice President, Secretary and
Midland National Life   Secretary, and   General Counsel (since 1978),
One Midland Plaza       General Counsel  Midland National Life Insurance
Sioux Falls, SD 57193                    Company; Vice President,
                                         Secretary, and General Counsel
                                         (1978 to 1996), Investors Life
                                         Insurance Company of Nebraska


Gary W. Helder          Vice President-  Vice President-Policy
Midland National Life   Policy           Administration (since 1991),
One Midland Plaza       Administration   Midland National Life Insurance
Sioux Falls, SD 57193                    Company; Vice President-Policy
                                         Administration (1991-1996),
                                         Investors Life Insurance Company
                                         of Nebraska


Robert W. Buchanan      Vice President-  Vice President-Marketing
Midland National Life   Marketing        Services (March 1996 to
One Midland Plaza       Services         present), Second Vice President-
Sioux Falls, SD 57193                    Sales Development (prior
                                         thereto), Midland National Life
                                         Insurance Company; Second Vice
                                         President - Sales Development
                                         (1983 to 1996), Investors Life
                                         Insurance Company of Nebraska



Item 26. Persons Controlled by or Under Common Control With the
Depositor.

 The Depositor, Midland National Life Insurance Company (Midland) is a subsidiary of Sammons Enterprises, Incorporated. The Registrant is a segregated asset account of Midland.

 The following indicates the persons controlled by or under common control with Midland:

Estate of Charles A. Sammons
 Sammons Enterprises, Inc. (Delaware Corp) 56.82%
 I.  Richmond Holding Company, LLC (Delaware LLC) 95%

 II. COMMUNICATIONS - Sammons Communications, Inc. (Delaware Corp) 100% Sammons of Fort Worth (A partnership) 60%
         Sammons Communications of New Jersey, Inc. (New Jersey Corp) 100% NTV Realty, Inc. (Delaware Corp) 100%
         Sammons Communications of Connecticut, Inc. (Connecticut Corp) 100% Sammons Communications of Washington, Inc. (Delaware Corp) 100% Oxford Valley Cable Vision, Inc. (Pennsylvania Corp) 88%
         Sammons Communications of Texas, Inc. (Texas Corp) 100%
         Sammons Communications of Illinois, Inc. (Delaware Corp) 100% Sammons Communications of New York, Inc. (Delaware Corp) 100% Sammons Communication of Pennsylvania, Inc. (Delaware Corp) 100% Sammons Communications of Virginia, Inc. (Delaware Corp) 100% Sammons Communications of Mississippi, Inc. (Delaware Corp) 100%
         AC Communications, Inc. (Delaware Corp) 100%
         Sammons Cardinal Inc. (Delaware Corp) 100%
            Sammons of Indiana (A partnership) 50%
         Sammons Communications of Indiana Inc. (Delaware Corp) 100%
            Sammons of Indiana (A partnership) 50%
         Capital Telecommunications Inc. (Delaware Corp) 100%
         Metroplex Cable Television, Inc. (Texas Corp) 100%
            Sammons of Fort Worth (A partnership) 40%
         Pacific Communications, Inc. (Delaware Corp) 100%

 III. Consolidated Investment Services Inc. (Nevada Corp) 100% Richmond Holding Company, LLC (Delaware LLC) 5% Midland Advisors Company (South Dakota Corp) 100% Vinson Supply (UK) LTD. (United Kingdom Corp) 50%

      A. INSURANCE
         Sammons Financial Holdings, Inc. (Delaware Corp) 100%
           Midland National Life Insurance Company (South Dakota Corp)
           99.9%
                (FEDID #46-0164570 NAIC CO Code 66044 SD)
           NACOLAH Holding Corporation (Delaware Corp) 100%
                (FEDID #36-412699)
            Institutional Founders Life Insurance Company (Ill. Corp.) 100%,
                FEDID No. 36-3508234, NAIC Co. Code 85707, Group Code
                0431 IL
             North American Company for Life & Health Insurance (Ill.
             Corp)100%
                FEDID No. 36-2428931, NAIC Co. Code 66974, Group Code
                0431 IL
              North American Company for Life & Health Insurance of
                New York (New York Corp.), 100%
                FEDID No. 361556010, NAIC Co. Code 91286, Group Code
                0431 NY
              NACOLAH Life Insurance Company (Ill. Corp.) 100%
                FEDID No. 36-3723034, NAIC Co. Code 85456, Group Code 0431 IL
              NAC Holdings, Inc. (Delaware Corp.) 100%
              NACOLAH Ventures, L.L.C. (Delaware Corp.), FEDID No. 36-3495904 Midland Advisors Company (South Dakota Corp.) 100%

                    B. ALLIED
         CH Holdings Inc. (Delaware Corp) 100%
         Sammons Corporation (Texas Corp) 100%
         Sammons Realty, Inc. (Delaware Corp) 100%
         Wood Young and Company, Inc. (Texas Corp) 100% Cathedral Hill Hotel, Inc. (Delaware Corp) 100% Grand Bahama Hotel Company (Delaware Corp) 100%
             Jack Tar Grand Bahama Limited (Bahama Corp) 100%

      C. WATER
         Mountain Valley Spring Company (Arkansas Corp) 100%
         Water Lines Inc. (Arkansas Corp) 100%

      D. SUPPLY AND SERVICE
         Vinson Supply Company (Delaware Corp) 100%
            Vinson Supply (UK) LTD. (United Kingdom Corp) 50%
            Composite Thread Protectors (UK) LTD. (United Kingdom Corp)
            100%
            Myron C. Jacobs Supply Company (Oklahoma Corp) 100% Composite Thread Protectors, Inc. (Pennsylvania Corp) 100% Vinson Supply de Mexico S.A. de C.V. (Mexico Corp) 98%
         Otter Inc. (Oklahoma Corp) 100%
            Vinson Supply de Mexico S.A. de C.V. (Mexico Corp) 2% Briggs-Weaver Inc. (Delaware Corp) 100%
            TMIS Inc. (Texas Corp) 100%
               Briggs-Weaver de Mexico S.A. de C.V. (Mexico Corp) 2%
            Sealing Specialists of Texas, Inc. (Texas Corp) 100% Briggs-Weaver de Mexico S.A. de C.V. (Mexico Corp) 98%
         Vinson Marrero Company (Delaware Corp) 100%

Item 27. Number of Contract Owners
    As of December 31, 1997 there were 1,128 holders of nonqualified contracts and 1,990 holders of qualified contracts.

Item 28. Indemnification
The Company indemnifies actions against all officers, directors, and employees to the full extent permitted by South Dakota law. This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Item 29a.Relationship of Principal Underwriter to Other Investment Companies Walnut Street Securities, the principal underwriter of the Registrant is also the principal underwriter for flexible premium variable life insurance contracts issued through Midland National Life Separate Account A.
Walnut Street Securities, the principal underwriter of the Registrant is also the principal underwriter for General American Life Insurance
Company as well as Paragon Life Insurance Company.

Item 29b.Principal Underwriters
Unless otherwise noted, the address of each director and executive officer of Walnut Street Securities is 670 Mason Ridge Center Drive, Suite 300, St. Louis MO 63141-8557

      Name and Principal            Position and Offices
      Business Address           With Walnut Street Securities
       Richard J. Miller          Pres., CEO, Dir.
       Nancy L. Gucwa             Chief Operating Officer, E.V.P., Dir.
       Steve Abbey                Chief Compliance Officer, V.P., Securities
                                  Registered Options Principal, Municipal
                                  Securities Registered Principal
       Don Wuller                 Sr.V.P.Admin, CFO
       Margret Witt               Compliance Registered Options Principal
       Randall Vogel              Chief Operations Officer
       Milton F. Svetanics Jr.    Dir., Chief Legal Officer, V.P.
       Mathew P. McCauley         Dir.
       Dona Barber                Dir.
       Bernard H. Wolzenski       Dir.
       Stephen Palmitier          Dir.
       Kevin Eichner              Dir.
       Genmark, Inc.              Owner

Item 29c.Compensation of Principal Underwriters
The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

   (1)             (2)            (3)            (4)          (5)
                   Net
   Name of         Underwriting
   Principal       Discount and   Compensation   Brokerage
   Underwriter     Commissions    On Redemption  Commissions   Compensation

   Walnut Street   1,310,003.97      0              0                0
   Securities

Item 30. Location of Accounts and Records
The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at:

One Midland Plaza
Sioux Falls, SD  57193

Item 31. Management Services
No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses to be incurred and the risk assumed by Midland National Life Insurance Company.


Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP--88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company
Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

Statement Pursuant to Rule 6c-7

Midland National Life and Separate Account C rely on 17 C.F.R. Section
270.6c-7 and represent that the provisions of that Rule have been or will be complied with. Accordingly, Midland National Life and Separate Account C are exempt from the provisions of Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas Optional Retirement Program.

VAITM24.TXT

				SIGNATURES
				__________


    As required by the Securities Act of 1933, and under the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C certifies that it meets the requirements of Securities Act 485 (b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Sioux Falls, South Dakota on the 24th day of April, 1998.

				  Midland National Life Separate Account C
(Seal)                        By: Midland National Life Insurance Company



				   By:_/s/Michael_M._Masterson______________
					     President


    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following
    Directors of Midland National Life Insurance Company in the capacities and on the dates indicated.

Signature                  Title                        Date
---------                  -----                        ----

   _________________________  Chairman of the Board      April 24, 1998
   John C. Watson

/s/Michael_M._Masterson_____  Director, Chief            April 24, 1998
   Michael M. Masterson       Executive Officer
                     			      and President

/s/John_J._Craig_II_________  Director, Executive        April 24, 1998
   John J. Craig II           Vice President

/s/Russell_A._Evenson_______  Director, Senior Vice      April 24, 1998
   Russell A. Evenson         President and Chief
	                      		      Actuary

/s/Steven_C._Palmitier______  Director, Senior Vice      April 24, 1998
   Steven C. Palmitier        President and Chief
	                     		      Marketing Officer

/s/Thomas_M._Meyer__________  Vice President and         April 24, 1998
   Thomas M. Meyer            Chief Financial
	                     		      Officer

   ______________________     Director                   April 24, 1998
   Robert W. Korba

   ______________________     Director                   April 24, 1998
   James N. Whitson

VASIGA.TXT

                      Registration No. 33-64016
                   POST EFFECTIVE AMENDMENT NO. 6



______________________________________________________________________________
______________________________________________________________________________



                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                ______________________________________________



                                  EXHIBITS

                                     TO

                                  FORM N-4

                           REGISTRATION STATEMENT

                                   UNDER

                         THE SECURITIES ACT OF 1933

                                    FOR

                           MNL SEPARATE ACCOUNT C

                                    AND

                   MIDLAND NATIONAL LIFE INSURANCE COMPANY

                ______________________________________________








_____________________________________________________________________________
_____________________________________________________________________________

VAEXHA.TXT

			EXHIBIT INDEX

Item 24.


  (b)(10) (a)  Consent of Counsel
       	  (b)  Consent of Independent Auditors

VAINDXA.TXT

April 28, 1998

Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193


      RE: Separate Account C Form N-4, File No. 33-64016

Gentlemen:

We hereby consent to the reference to our name under the caption "Legal Matters" in the Prospectus filed as part of the Post-Effective Amendment
No. 6 to the Registration Statement on Form N-4 filed by Midland National LifeInsurance Company Separate Account C for certain annuity contracts
(File No. 33-64016). As counsel who has reviewd the Registration Statement, we certify that it does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

Very truly yours,



SUTHERLAND, ASBILL & BRENNAN  L L P



by: __/s/Frederick_R._Bellamy__
         Frederick R. Bellamy

         CONSENT OF IDEPENDENT ACCOUNTANTS



We consent to the inclusion in Post effective Amendment No. 6 to this Registration Statement of Midland National Life Separate Account C on Form N-4 (File No. 33-64016) of our reports dated March 17, 1998 and March 12, 1998, on our audits of the financial statements of Midland National Life Separate Account C, and the financial statements of Midland National Life Insurance Company, respectively. We also consent to the reference of our firm under the caption "Financial and Actuarial".



COOPERS & LYBRAND L.L.P.


MINNEAPOLIS, MINNESOTA
April 24, 1998

CNSNTVA2